Schedule of Investments (unaudited) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 0.4%
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 03/18/24	$4,000	$4,070,834
Citibank Credit Card Issuance Trust:
Series 2016-A2, Class A2, 2.19%, 11/20/23	9,750	9,663,903
Series 2017-A3, Class A3, 1.92%, 04/07/22	3,600	3,575,311
Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, 03/15/23	3,250	3,216,598
Honda Auto Receivables Owner Trust, Series 2017-4, Class A4, 2.21%, 03/21/24	6,525	6,471,155
Synchrony Credit Card Master Note Trust, Class A:
Series 2015-1, 2.37%, 03/15/23	3,000	2,991,281
Series 2018-2, 3.47%, 05/15/26	3,415	3,497,702

Total Asset-Backed Securities — 0.4% (Cost — $33,268,157)		33,486,784

Corporate Bonds — 25.2%

Aerospace & Defense — 0.4%
Boeing Co.:
2.35%, 10/30/21	75	74,216
2.13%, 03/01/22	250	245,761
1.88%, 06/15/23(a)	500	480,554
2.80%, 03/01/27	1,000	971,735
6.13%, 02/15/33	100	126,855
3.30%, 03/01/35	65	60,475
3.38%, 06/15/46(a)	250	228,100
3.85%, 11/01/48(a)	1,000	993,014
Embraer Netherlands Finance BV(a):
5.05%, 06/15/25	250	263,750
5.40%, 02/01/27	500	538,750
General Dynamics Corp.:
3.00%, 05/11/21(a)	3,000	3,027,095
3.88%, 07/15/21	50	51,226
2.25%, 11/15/22	500	494,862
3.38%, 05/15/23	500	513,806
3.50%, 05/15/25(a)	1,000	1,033,649
Harris Corp.:
3.83%, 04/27/25(a)	500	512,302
4.85%, 04/27/35	1,065	1,142,981
L3 Technologies, Inc.:
4.95%, 02/15/21(a)	250	258,281
4.40%, 06/15/28	250	262,328
Lockheed Martin Corp.:
2.50%, 11/23/20(a)	1,000	996,931
3.35%, 09/15/21	1,000	1,015,920
3.55%, 01/15/26(a)	2,250	2,322,166
3.60%, 03/01/35	65	64,203

Security	Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp. (continued):
4.07%, 12/15/42	$100	$101,865
3.80%, 03/01/45(a)	1,500	1,481,984
4.70%, 05/15/46	750	845,186
4.09%, 09/15/52	500	507,989
Northrop Grumman Corp.:
2.08%, 10/15/20	1,000	990,661
3.25%, 08/01/23	500	505,996
2.93%, 01/15/25(a)	1,000	986,248
3.25%, 01/15/28(a)	2,000	1,966,604
4.75%, 06/01/43(a)	375	404,443
4.03%, 10/15/47(a)	1,000	986,641
Raytheon Co.:
4.88%, 10/15/40	250	295,145
4.70%, 12/15/41(a)	100	115,069
Rockwell Collins, Inc.:
2.80%, 03/15/22(a)	1,000	997,554
3.50%, 03/15/27(a)	1,000	987,386
4.35%, 04/15/47	1,000	985,987
United Technologies Corp.:
1.90%, 05/04/20	1,000	992,126
3.35%, 08/16/21(a)	400	405,351
1.95%, 11/01/21	250	244,977
3.10%, 06/01/22(a)	600	603,871
3.65%, 08/16/23(a)	500	513,231
2.65%, 11/01/26(a)	1,000	951,109
3.13%, 05/04/27(a)	1,000	977,089
4.13%, 11/16/28(a)	2,000	2,077,832
4.45%, 11/16/38(a)	500	516,922
5.70%, 04/15/40	300	350,172
4.50%, 06/01/42(a)	2,950	3,049,161
4.15%, 05/15/45	250	243,247
3.75%, 11/01/46(a)	750	688,827
4.05%, 05/04/47	500	478,910
4.63%, 11/16/48(a)	750	795,658

		40,726,201

Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 01/15/24(a)	250	261,997
3.25%, 04/01/26(a)	545	542,317
3.30%, 03/15/27	500	492,737
3.90%, 02/01/35(a)	190	178,062
3.88%, 08/01/42(a)	50	43,999
4.75%, 11/15/45(a)	160	158,585
4.55%, 04/01/46(a)	750	722,358
4.40%, 01/15/47	500	469,775
4.05%, 02/15/48(a)	1,000	897,434
4.95%, 10/17/48(a)	1,000	1,030,179
United Parcel Service, Inc.:
3.13%, 01/15/21	500	505,835
2.05%, 04/01/21	500	495,582
2.45%, 10/01/22	500	498,340

1

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Air Freight & Logistics (continued)
United Parcel Service, Inc. (continued):
2.50%, 04/01/23	$2,000	$1,994,743
2.40%, 11/15/26	2,000	1,919,853
3.05%, 11/15/27(a)	500	499,579
6.20%, 01/15/38	100	129,265
3.63%, 10/01/42	250	235,416
3.40%, 11/15/46	220	197,238
3.75%, 11/15/47	500	478,722
4.25%, 03/15/49	1,000	1,034,400

		12,786,416

Airlines — 0.0%
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 01/15/23	102	105,748
Series 2016-2, Class AA, 3.20%, 06/15/28	450	439,451
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 04/11/24	36	37,245
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 08/15/25	156	161,170
Series 2016-1, Class AA, 3.10%, 07/07/28	460	449,777
US Airways Pass Through Trust, Series 2013-1 Class A, 3.95%, 11/15/25	180	182,072

		1,375,463

Auto Components — 0.0%
Aptiv PLC, 4.40%, 10/01/46	500	448,971
BorgWarner, Inc., 3.38%, 03/15/25(a)	70	69,448

		518,419

Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26(a)	750	696,127
7.45%, 07/16/31	150	159,876
4.75%, 01/15/43(a)	1,850	1,449,767
5.29%, 12/08/46(a)	500	418,934
General Motors Co.:
4.88%, 10/02/23	600	623,972
4.00%, 04/01/25(a)	2,000	1,973,682
4.20%, 10/01/27	2,000	1,917,978
5.00%, 04/01/35	750	680,337
6.60%, 04/01/36	250	261,541
5.15%, 04/01/38(a)	500	456,931
5.20%, 04/01/45	250	222,072
6.75%, 04/01/46	275	286,821
5.40%, 04/01/48	500	457,042

Security	Par (000)	Value

Automobiles (continued)
General Motors Co. (continued):
5.95%, 04/01/49(a)	$1,000	$969,463

		10,574,543

Banks — 2.9%
Australia & New Zealand Banking Group Ltd.:
3.30%, 05/17/21	1,000	1,010,445
2.30%, 06/01/21	1,000	989,254
Bancolombia SA, 5.95%, 06/03/21(a)	100	105,400
Bank of Montreal:
3.10%, 07/13/20(a)	500	502,924
2.35%, 09/11/22(a)	2,000	1,977,951
Series D, 3.10%, 04/13/21	1,000	1,008,865
Series E, 3.30%, 02/05/24(a)	4,000	4,039,999
Bank of New York Mellon Corp.:
2.45%, 11/27/20(a)	190	189,140
2.50%, 04/15/21(a)	250	249,393
2.05%, 05/03/21	500	493,519
3.55%, 09/23/21	50	51,087
2.60%, 02/07/22(a)	1,000	999,426
3.45%, 08/11/23(a)	500	513,199
2.20%, 08/16/23(a)	1,000	972,555
2.80%, 05/04/26	70	68,738
3.25%, 05/16/27	750	757,981
3.85%, 04/28/28	4,000	4,234,402
3.30%, 08/23/29	1,000	998,683
Series G, 3.00%, 02/24/25(a)	105	104,976
Bank of Nova Scotia:
2.45%, 03/22/21	500	497,540
3.13%, 04/20/21(a)	1,750	1,762,574
2.80%, 07/21/21(a)	750	752,124
2.70%, 03/07/22(a)	1,000	1,001,075
2.45%, 09/19/22(a)	2,000	1,982,228
4.50%, 12/16/25	250	259,917
Barclays Bank PLC(a):
5.14%, 10/14/20	1,000	1,026,722
2.65%, 01/11/21	2,000	1,984,264
Barclays PLC:
3.25%, 01/12/21(a)	1,250	1,249,412
3.20%, 08/10/21	750	749,181
3.68%, 01/10/23(a)	1,500	1,498,213
4.34%, 05/16/24(a)(b)	2,000	2,022,133
3.65%, 03/16/25(a)	450	438,768
4.38%, 01/12/26(a)	1,000	1,004,292
4.34%, 01/10/28(a)	750	745,421
4.97%, 05/16/29(b)	1,750	1,809,092
4.95%, 01/10/47	500	500,096
BB&T Corp.:
2.63%, 06/29/20	3,250	3,246,940
2.75%, 04/01/22(a)	1,000	1,000,210
3.75%, 12/06/23	2,000	2,075,289

2

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BB&T Corp. (continued):
2.85%, 10/26/24(a)	$500	$496,939
BNP Paribas SA:
3.25%, 03/03/23(a)	250	253,647
2.38%, 05/21/20	2,000	1,993,328
5.00%, 01/15/21	100	103,861
4.25%, 10/15/24(a)	250	256,496
BPCE SA:
2.65%, 02/03/21	1,000	996,624
4.00%, 04/15/24(a)	250	257,214
Branch Banking & Trust Co., 3.80%, 10/30/26	250	256,201
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23(a)	2,000	2,048,241
Citibank NA:
2.85%, 02/12/21	2,000	2,007,163
3.40%, 07/23/21(a)	750	759,776
Citizens Bank NA/Providence RI:
2.55%, 05/13/21	1,000	992,910
2.65%, 05/26/22	250	247,893
Comerica, Inc., 3.70%, 07/31/23	250	256,755
Compass Bank, 3.88%, 04/10/25	250	247,522
Cooperatieve Rabobank UA:
2.50%, 01/19/21(a)	4,000	3,981,269
2.75%, 01/10/22(a)	3,000	2,997,188
3.88%, 02/08/22(a)	150	154,267
3.95%, 11/09/22(a)	1,000	1,018,330
2.75%, 01/10/23	2,000	1,982,773
4.63%, 12/01/23(a)	500	522,292
3.38%, 05/21/25	500	506,553
4.38%, 08/04/25(a)	1,250	1,288,517
3.75%, 07/21/26(a)	500	492,169
5.25%, 05/24/41(a)	1,025	1,238,546
5.25%, 08/04/45	250	281,912
Credit Suisse AG, New York(a):
3.00%, 10/29/21	3,250	3,263,724
3.63%, 09/09/24	1,250	1,271,316
Discover Bank:
7.00%, 04/15/20	500	520,032
3.20%, 08/09/21	1,000	1,004,714
4.20%, 08/08/23(a)	2,000	2,079,305
4.68%, 08/09/28(a)(b)	2,000	2,034,880
Fifth Third Bancorp:
3.50%, 03/15/22	100	101,692
4.30%, 01/16/24(a)	250	261,843
8.25%, 03/01/38(a)	425	591,973
Fifth Third Bank:
2.25%, 06/14/21(a)	1,000	989,354
3.35%, 07/26/21	1,000	1,014,267
2.88%, 10/01/21(a)	200	200,157
3.95%, 07/28/25(a)	500	523,983
3.85%, 03/15/26(a)	500	508,847
First Republic Bank, 4.63%, 02/13/47	500	507,699

Security	Par (000)	Value

Banks (continued)
HSBC Bank USA NA, 4.88%, 08/24/20(a)	$500	$513,642
HSBC Holdings PLC:
3.40%, 03/08/21(a)	1,500	1,513,214
5.10%, 04/05/21(a)	500	521,308
2.95%, 05/25/21	500	500,314
2.65%, 01/05/22(a)	1,500	1,486,531
4.88%, 01/14/22	150	157,692
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(a)(c)	1,000	1,002,445
3.60%, 05/25/23(a)	750	763,143
4.25%, 03/14/24(a)	500	511,362
3.95%, 05/18/24(b)	380	387,536
4.25%, 08/18/25(a)	500	510,597
4.30%, 03/08/26(a)	1,000	1,037,622
3.90%, 05/25/26(a)	1,000	1,012,504
4.29%, 09/12/26(a)(b)	4,000	4,124,938
4.38%, 11/23/26(a)	2,000	2,048,665
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(a)(c)	3,000	3,022,932
4.58%, 06/19/29(a)(b)	4,000	4,204,557
6.50%, 05/02/36(a)	200	245,404
6.50%, 09/15/37	750	931,840
6.80%, 06/01/38	250	320,625
5.25%, 03/14/44	1,250	1,367,232
HSBC USA, Inc., 2.75%, 08/07/20	250	250,240
Huntington Bancshares, Inc.:
3.15%, 03/14/21(a)	1,250	1,260,392
4.00%, 05/15/25	2,000	2,079,919
ING Groep NV:
4.10%, 10/02/23(a)	1,000	1,027,830
3.95%, 03/29/27(a)	250	250,949
4.55%, 10/02/28	1,000	1,051,297
JPMorgan Chase Bank NA, 3.09%, 04/26/21(a)(b)	500	500,960
KeyBank NA:
2.50%, 11/22/21	1,000	993,871
3.30%, 02/01/22(a)	1,000	1,016,485
2.30%, 09/14/22(a)	350	345,029
3.38%, 03/07/23	250	254,995
KeyCorp(a):
2.90%, 09/15/20	500	501,175
5.10%, 03/24/21	2,100	2,191,070
KFW:
1.50%, 04/20/20(a)	1,250	1,237,323
1.63%, 05/29/20	1,605	1,589,715
1.88%, 06/30/20	750	745,012
2.75%, 07/15/20	6,000	6,023,426
2.75%, 10/01/20	6,500	6,532,686
1.88%, 11/30/20(a)	1,000	991,903
1.88%, 12/15/20	4,000	3,964,924
1.63%, 03/15/21	1,250	1,232,002
2.63%, 04/12/21(a)	2,000	2,009,549

3

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KFW (continued):
1.50%, 06/15/21	$1,500	$1,472,253
1.75%, 09/15/21(a)	500	493,062
2.00%, 11/30/21(a)	2,000	1,983,180
2.13%, 03/07/22	2,000	1,989,140
2.13%, 06/15/22	2,250	2,236,342
2.38%, 12/29/22(a)	3,000	3,003,960
2.13%, 01/17/23	200	198,206
2.63%, 02/28/24	1,000	1,012,070
2.50%, 11/20/24	2,000	2,012,180
2.00%, 05/02/25	2,000	1,952,980
Lloyds Bank PLC, 2.70%, 08/17/20(a)	250	249,371
M&T Bank Corp., 3.55%, 07/26/23(a)	2,000	2,065,987
National Australia Bank Ltd.:
3.70%, 11/04/21(a)	500	510,201
2.50%, 05/22/22(a)	1,000	989,059
2.88%, 04/12/23	2,000	1,992,870
2.50%, 07/12/26(a)	1,250	1,186,514
Northern Trust Corp., 3.65%, 08/03/28(a)	250	261,526
Oesterreichische Kontrollbank AG, 2.88%, 03/13/23	2,000	2,036,900
PNC Bank NA:
2.30%, 06/01/20	500	497,804
2.45%, 11/05/20(a)	1,250	1,244,978
2.15%, 04/29/21(a)	500	495,690
2.45%, 07/28/22	750	747,112
2.95%, 01/30/23	250	249,062
2.95%, 02/23/25	250	249,300
4.05%, 07/26/28	500	523,794
PNC Financial Services Group, Inc., 3.30%, 03/08/22(a)	75	76,218
Regions Financial Corp.:
3.20%, 02/08/21	1,000	1,007,592
2.75%, 08/14/22	500	496,097
3.80%, 08/14/23(a)	2,000	2,055,848
Royal Bank of Canada(a):
2.50%, 01/19/21	250	249,947
3.70%, 10/05/23	2,000	2,066,321
4.65%, 01/27/26	700	742,116
Santander Holdings USA, Inc.:
2.65%, 04/17/20(a)	150	149,479
3.70%, 03/28/22	2,000	2,023,777
3.40%, 01/18/23(a)	3,000	2,998,314
Santander UK Group Holdings PLC:
2.88%, 10/16/20	1,065	1,062,361
3.13%, 01/08/21	75	74,963
2.88%, 08/05/21	1,000	991,380
3.37%, 01/05/24(b)	3,000	2,940,096
Skandinaviska Enskilda Banken AB, 2.63%, 03/15/21	1,000	995,961

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Banking Corp., 2.45%, 10/20/20(a)	$750	$747,272
SunTrust Bank:
2.45%, 08/01/22	1,000	986,943
3.50%, 08/02/22(b)	4,000	4,056,218
3.69%, 08/02/24(b)	365	374,311
SunTrust Banks, Inc., 2.90%, 03/03/21(a)	500	501,243
Svenska Handelsbanken AB:
2.45%, 03/30/21(a)	500	497,655
3.35%, 05/24/21	2,000	2,022,637
Synchrony Bank, 3.00%, 06/15/22(a)	500	493,409
Toronto-Dominion Bank:
1.85%, 09/11/20	300	296,745
2.13%, 04/07/21	500	494,870
3.25%, 06/11/21(a)	500	505,751
1.80%, 07/13/21(a)	2,000	1,959,059
3.50%, 07/19/23(a)	500	513,921
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(a)(c)	500	493,511
US Bancorp.:
4.13%, 05/24/21	50	51,566
3.90%, 04/26/28(a)	2,000	2,123,783
Series V, 2.63%, 01/24/22(a)	2,000	2,002,196
Series V, 2.38%, 07/22/26(a)	500	477,709
US Bank NA:
2.05%, 10/23/20(a)	1,000	991,457
3.40%, 07/24/23(a)	3,000	3,073,452
2.80%, 01/27/25	500	498,067
Wells Fargo & Co.:
2.60%, 07/22/20	500	499,240
2.55%, 12/07/20	750	747,571
3.00%, 01/22/21	250	251,066
2.50%, 03/04/21(a)	740	736,413
4.60%, 04/01/21(a)	1,000	1,032,901
2.10%, 07/26/21(a)	1,000	984,199
3.50%, 03/08/22(a)	5,000	5,093,292
2.63%, 07/22/22	3,750	3,722,407
3.07%, 01/24/23(a)	2,500	2,503,313
4.13%, 08/15/23	250	259,052
4.48%, 01/16/24	250	263,141
3.30%, 09/09/24(a)	750	755,877
3.00%, 02/19/25(a)	350	345,990
3.55%, 09/29/25(a)	1,000	1,016,458
3.00%, 04/22/26(a)	1,750	1,709,905
4.10%, 06/03/26(a)	520	531,619
3.00%, 10/23/26(a)	1,750	1,706,386
4.30%, 07/22/27(a)	1,500	1,561,647
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(a)(c)	1,500	1,505,779
4.15%, 01/24/29(a)	2,000	2,090,667
5.38%, 11/02/43	900	1,011,934

4

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued):
5.61%, 01/15/44(a)	$656	$757,317
4.65%, 11/04/44	3,345	3,435,865
3.90%, 05/01/45(a)	150	148,829
4.90%, 11/17/45(a)	500	532,466
4.40%, 06/14/46(a)	600	597,986
4.75%, 12/07/46(a)	1,100	1,154,272
Series M, 3.45%, 02/13/23(a)	450	454,820
Wells Fargo Bank NA:
2.60%, 01/15/21(a)	2,000	1,994,248
3.33%, 07/23/21(b)	500	503,450
6.60%, 01/15/38(a)	500	653,201
Westpac Banking Corp.:
2.60%, 11/23/20	500	499,160
2.65%, 01/25/21(a)	4,000	3,995,668
2.10%, 05/13/21(a)	500	493,178
2.75%, 01/11/23(a)	3,000	2,980,478
2.85%, 05/13/26	500	485,244
3.40%, 01/25/28(a)	1,000	1,011,445
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)(c)	750	743,331
Zions Bancorp. NA, 3.50%, 08/27/21(a)	250	252,609

		267,388,665

Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(d):
3.65%, 02/01/26	2,250	2,256,645
4.70%, 02/01/36(a)	1,500	1,498,480
4.90%, 02/01/46(a)	5,620	5,644,641
Anheuser-Busch InBev Finance, Inc.(a):
3.30%, 02/01/23	2,250	2,282,218
4.63%, 02/01/44	650	629,624
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 01/23/25(a)	2,000	2,084,128
4.00%, 04/13/28(a)	1,000	1,016,850
4.75%, 01/23/29	2,000	2,130,796
4.38%, 04/15/38	1,000	959,791
8.20%, 01/15/39(a)	150	208,175
5.45%, 01/23/39(a)	1,000	1,082,514
4.95%, 01/15/42	500	502,527
3.75%, 07/15/42(a)	300	259,612
4.60%, 04/15/48(a)	1,000	960,685
4.44%, 10/06/48(a)	632	594,943
5.55%, 01/23/49(a)	3,000	3,292,644
4.75%, 04/15/58(a)	500	476,513
5.80%, 01/23/59	1,000	1,111,932
Coca-Cola Co.:
1.88%, 10/27/20	4,500	4,459,590
2.45%, 11/01/20(a)	350	350,162
2.20%, 05/25/22(a)	250	248,597
2.88%, 10/27/25(a)	125	125,935
2.55%, 06/01/26(a)	750	730,628

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (continued):
2.90%, 05/25/27	$250	$248,479
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23(a)	500	516,297
Constellation Brands, Inc.:
2.65%, 11/07/22	4,000	3,949,012
3.70%, 12/06/26(a)	750	747,388
3.50%, 05/09/27(a)	1,000	976,319
Diageo Capital PLC:
4.83%, 07/15/20(a)	500	513,808
2.63%, 04/29/23	250	249,342
3.50%, 09/18/23(a)	2,000	2,071,621
3.88%, 05/18/28	1,000	1,056,550
3.88%, 04/29/43	125	126,257
Diageo Investment Corp.:
2.88%, 05/11/22(a)	100	100,567
4.25%, 05/11/42	250	265,190
Keurig Dr. Pepper, Inc.:
4.60%, 05/25/28(d)	750	781,709
3.55%, 05/25/21(d)	750	758,073
2.70%, 11/15/22	100	98,078
4.06%, 05/25/23(a)(d)	500	514,364
4.42%, 05/25/25(a)(d)	250	259,063
4.99%, 05/25/38(d)	250	255,095
4.42%, 12/15/46	500	457,298
5.09%, 05/25/48(d)	250	256,657
Molson Coors Brewing Co.:
2.10%, 07/15/21	750	735,794
3.50%, 05/01/22	75	75,963
3.00%, 07/15/26(a)	1,345	1,272,865
5.00%, 05/01/42(a)	750	735,393
PepsiCo, Inc.:
3.00%, 08/25/21	750	755,693
2.75%, 03/05/22(a)	250	252,386
3.10%, 07/17/22	500	509,397
2.75%, 03/01/23(a)	300	303,593
3.60%, 03/01/24(a)	250	261,066
2.75%, 04/30/25(a)	1,000	1,001,395
3.50%, 07/17/25	250	259,494
2.85%, 02/24/26	500	496,466
2.38%, 10/06/26(a)	1,000	958,544
3.00%, 10/15/27	1,000	994,312
3.60%, 08/13/42(a)	100	98,978
4.60%, 07/17/45(a)	500	568,257
4.45%, 04/14/46	500	558,565
3.45%, 10/06/46	2,250	2,167,239

		59,114,197

Biotechnology — 0.4%
Amgen, Inc.:
3.45%, 10/01/20	100	101,247
4.10%, 06/15/21(a)	250	257,256
1.85%, 08/19/21	250	245,152

5

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Amgen, Inc. (continued):
3.88%, 11/15/21(a)	$1,000	$1,026,849
2.70%, 05/01/22	500	500,012
2.25%, 08/19/23	250	243,993
3.63%, 05/22/24(a)	250	256,669
3.13%, 05/01/25(a)	750	753,524
2.60%, 08/19/26(a)	715	676,365
3.20%, 11/02/27(a)	2,000	1,958,014
4.95%, 10/01/41(a)	2,000	2,117,630
5.65%, 06/15/42(a)	750	851,291
4.40%, 05/01/45	425	416,614
4.56%, 06/15/48(a)	500	500,709
4.66%, 06/15/51(a)	904	909,205
Baxalta, Inc.:
2.88%, 06/23/20	149	148,788
4.00%, 06/23/25(a)	1,398	1,429,031
5.25%, 06/23/45	105	115,045
Biogen, Inc.(a):
2.90%, 09/15/20	2,500	2,499,052
4.05%, 09/15/25	595	608,653
5.20%, 09/15/45	750	791,972
Celgene Corp.:
2.88%, 08/15/20	500	500,341
3.25%, 08/15/22	150	151,510
3.55%, 08/15/22	750	765,716
4.00%, 08/15/23	750	776,916
3.88%, 08/15/25(a)	500	511,250
3.45%, 11/15/27	1,000	987,900
3.90%, 02/20/28	1,000	1,020,933
5.25%, 08/15/43	145	155,201
5.00%, 08/15/45(a)	750	787,041
4.35%, 11/15/47	500	487,165
4.55%, 02/20/48	1,000	1,014,629
Gilead Sciences, Inc.:
2.55%, 09/01/20	500	499,341
1.95%, 03/01/22(a)	1,000	980,014
2.50%, 09/01/23	500	494,602
3.70%, 04/01/24	1,750	1,807,034
3.50%, 02/01/25(a)	170	173,496
3.65%, 03/01/26(a)	1,325	1,350,963
2.95%, 03/01/27(a)	500	485,464
4.60%, 09/01/35(a)	1,350	1,416,975
5.65%, 12/01/41(a)	50	58,546
4.50%, 02/01/45(a)	1,150	1,163,933
4.75%, 03/01/46(a)	1,000	1,046,684

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences, Inc. (continued):
4.15%, 03/01/47(a)	$750	$723,657

		33,766,382

Building Materials — 0.0%
Martin Marietta Materials, Inc., 4.25%, 12/15/47	1,000	878,327

Building Products — 0.1%
Johnson Controls International PLC:
3.63%, 07/02/24(e)	80	80,924
4.63%, 07/02/44(a)	1,000	976,873
5.13%, 09/14/45(a)	250	260,884
4.50%, 02/15/47(a)	250	239,686
4.95%, 07/02/64(e)	250	231,602
Masco Corp., 4.38%, 04/01/26(a)	1,000	1,017,007
Owens Corning:
4.20%, 12/15/22	1,150	1,179,630
4.20%, 12/01/24(a)	250	252,601
4.40%, 01/30/48(a)	1,000	822,720

		5,061,927

Capital Markets — 0.9%
Ameriprise Financial, Inc.(a):
4.00%, 10/15/23	150	157,119
2.88%, 09/15/26	500	489,185
Brookfield Asset Management, Inc., 4.00%, 01/15/25(a)	250	252,436
Brookfield Finance, Inc., 3.90%, 01/25/28	1,000	967,076
Charles Schwab Corp.:
4.45%, 07/22/20(a)	100	102,297
3.00%, 03/10/25(a)	80	80,574
3.85%, 05/21/25	1,000	1,050,961
3.20%, 01/25/28	1,000	998,306
CME Group, Inc.(a):
3.00%, 03/15/25	250	251,279
3.75%, 06/15/28	1,000	1,051,723
5.30%, 09/15/43	100	122,476
Franklin Resources, Inc., 2.80%, 09/15/22	150	148,920
Goldman Sachs Group, Inc.:
2.60%, 04/23/20(a)	600	598,298
2.75%, 09/15/20(a)	1,000	998,822
2.60%, 12/27/20(a)	500	497,247
2.88%, 02/25/21(a)	1,000	1,000,438
2.63%, 04/25/21(a)	500	497,957
5.25%, 07/27/21(a)	500	525,239
2.35%, 11/15/21(a)	1,500	1,476,858
5.75%, 01/24/22(a)	2,350	2,520,322
3.00%, 04/26/22	3,000	2,993,493
2.88%, 10/31/22(b)	1,000	991,103

6

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
3.63%, 01/22/23(a)	$150	$152,583
(3 mo. LIBOR US + 0.99%), 2.91%, 07/24/23(a)(c)	2,000	1,977,673
4.00%, 03/03/24(a)	425	438,336
3.85%, 07/08/24(a)	500	509,709
3.50%, 01/23/25(a)	750	748,265
3.75%, 05/22/25(a)	4,250	4,293,178
3.27%, 09/29/25(a)(b)	1,000	987,153
4.25%, 10/21/25(a)	1,050	1,074,797
3.75%, 02/25/26(a)	380	381,285
5.95%, 01/15/27(a)	250	279,434
3.85%, 01/26/27(a)	2,000	2,007,803
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(a)(c)	500	495,227
3.81%, 04/23/29(b)	1,000	990,689
4.22%, 05/01/29(a)(b)	2,000	2,043,999
6.75%, 10/01/37(a)	1,150	1,401,937
4.02%, 10/31/38(b)	2,000	1,909,711
4.41%, 04/23/39(a)(b)	2,400	2,404,763
4.80%, 07/08/44(a)	1,250	1,322,246
5.15%, 05/22/45(a)	1,500	1,586,356
4.75%, 10/21/45(a)	1,250	1,329,437
Invesco Finance PLC, 4.00%, 01/30/24(a)	250	258,409
Jefferies Group LLC, 5.13%, 01/20/23(a)	650	688,572
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.85%, 01/15/27	1,000	1,005,083
4.15%, 01/23/30(a)	1,000	915,530
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/06/21	2,000	1,981,465
Legg Mason, Inc., 5.63%, 01/15/44	125	123,550
Morgan Stanley:
2.80%, 06/16/20(a)	1,000	1,000,772
5.75%, 01/25/21	750	787,626
2.50%, 04/21/21(a)	500	496,748
5.50%, 07/28/21(a)	1,600	1,692,989
2.63%, 11/17/21	750	746,568
2.75%, 05/19/22	2,000	1,987,911
4.88%, 11/01/22(a)	500	527,703
3.13%, 01/23/23(a)	2,500	2,507,625
3.75%, 02/25/23	500	512,844
4.10%, 05/22/23	250	257,425
3.74%, 04/24/24(a)(b)	4,000	4,079,694
3.70%, 10/23/24(a)	500	508,778
4.00%, 07/23/25(a)	505	519,756
5.00%, 11/24/25(a)	1,250	1,339,838
3.88%, 01/27/26(a)	500	511,226
3.13%, 07/27/26	500	486,733
4.35%, 09/08/26	500	512,971
3.63%, 01/20/27(a)	2,000	2,004,674

Security	Par (000)	Value

Capital Markets (continued)
Morgan Stanley (continued):
3.95%, 04/23/27(a)	$250	$249,924
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(a)(c)	2,250	2,232,992
3.77%, 01/24/29(a)(b)	3,000	3,010,912
7.25%, 04/01/32(a)	50	66,866
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(c)	1,000	982,337
4.46%, 04/22/39(b)	3,000	3,111,956
6.38%, 07/24/42(a)	50	64,570
4.30%, 01/27/45(a)	500	508,412
4.38%, 01/22/47(a)	1,000	1,030,779
Series F, 3.88%, 04/29/24(a)	250	257,132
Nasdaq, Inc., 4.25%, 06/01/24(a)	250	260,663
Raymond James Financial, Inc., 4.95%, 07/15/46(a)	500	528,791
State Street Corp.:
2.55%, 08/18/20	2,000	1,998,875
3.10%, 05/15/23	250	253,537
3.30%, 12/16/24(a)	405	415,231
2.65%, 05/19/26(a)	1,000	978,016
TD Ameritrade Holding Corp.:
2.95%, 04/01/22	250	252,195
3.63%, 04/01/25(a)	1,000	1,027,523

		86,791,911

Chemicals — 0.4%
Albemarle Corp., 4.15%, 12/01/24	250	258,183
Dow Chemical Co.:
4.25%, 11/15/20(a)	186	189,534
4.13%, 11/15/21	2,050	2,109,394
3.00%, 11/15/22(a)	250	250,169
3.50%, 10/01/24(a)	1,000	1,014,676
4.25%, 10/01/34(a)	1,600	1,564,507
9.40%, 05/15/39(a)	250	380,153
5.25%, 11/15/41(a)	100	103,854
4.38%, 11/15/42(a)	250	238,957
5.55%, 11/30/48(a)(d)	1,000	1,114,925
DowDuPont, Inc.(a):
4.21%, 11/15/23	2,000	2,091,463
4.73%, 11/15/28	1,000	1,080,392
5.32%, 11/15/38	750	833,759
5.42%, 11/15/48	1,000	1,140,692
E.I. du Pont de Nemours & Co., 2.20%, 05/01/20	3,250	3,238,358
Eastman Chemical Co.:
2.70%, 01/15/20	156	155,886
3.60%, 08/15/22(a)	200	203,778
3.80%, 03/15/25	1,050	1,073,556
4.50%, 12/01/28	1,000	1,030,515
4.80%, 09/01/42(a)	250	247,291
International Flavors & Fragrances, Inc.:
4.45%, 09/26/28	500	525,032

7

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances, Inc. (continued):
5.00%, 09/26/48(a)	$500	$524,870
LYB International Finance BV:
4.00%, 07/15/23	450	460,589
5.25%, 07/15/43(a)	75	76,649
4.88%, 03/15/44	350	343,309
LYB International Finance II BV, 3.50%, 03/02/27(a)	1,000	961,614
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	600	539,289
Methanex Corp.:
3.25%, 12/15/19	250	249,845
4.25%, 12/01/24(a)	250	249,566
Mosaic Co.:
3.75%, 11/15/21	50	50,720
4.25%, 11/15/23	1,000	1,037,839
4.05%, 11/15/27(a)	1,000	998,207
5.45%, 11/15/33	250	268,781
Nutrien Ltd., 5.00%, 04/01/49	750	783,864
Nutrien, Ltd.:
3.15%, 10/01/22	1,050	1,048,473
3.50%, 06/01/23	250	252,053
3.63%, 03/15/24(a)	250	252,911
3.38%, 03/15/25	1,395	1,375,749
3.00%, 04/01/25(a)	250	241,988
4.00%, 12/15/26	250	252,997
4.90%, 06/01/43	500	511,134
Praxair, Inc.:
2.70%, 02/21/23(a)	1,000	1,000,754
2.65%, 02/05/25(a)	165	163,813
3.20%, 01/30/26	250	254,240
Rohm & Haas Co., 7.85%, 07/15/29(a)	250	320,325
RPM International, Inc., 5.25%, 06/01/45	250	251,335
SASOL Financing USA LLC:
5.88%, 03/27/24(a)	500	529,375
6.50%, 09/27/28	750	815,794
Sherwin-Williams Co.:
3.95%, 01/15/26	500	503,875
3.45%, 06/01/27(a)	1,000	982,407
4.50%, 06/01/47(a)	1,500	1,476,156
Westlake Chemical Corp.(a):
3.60%, 08/15/26	500	483,845
5.00%, 08/15/46	750	729,544

		36,836,984

Commercial Services & Supplies — 0.1%
Boston University, Series CC, 4.06%, 10/01/48	35	37,245
Ecolab, Inc.:
4.35%, 12/08/21	122	127,310
3.25%, 01/14/23(a)	250	253,293

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Ecolab, Inc. (continued):
3.70%, 11/01/46	$250	$235,117
George Washington University:
4.87%, 09/15/45	100	118,409
Series 2014, 4.30%, 09/15/44	250	272,279
Series 2018, 4.13%, 09/15/48	164	171,893
Georgetown University:
Series A, 5.22%, 10/01/18	62	70,002
Series B, 4.32%, 04/01/49	40	43,750
Massachusetts Institute of Technology, 4.68%, 07/01/14	300	349,985
Northwestern University:
3.87%, 12/01/48	100	104,147
Series 2017, 3.66%, 12/01/57	58	59,202
President and Fellows of Harvard College:
3.15%, 07/15/46(a)	75	70,943
3.30%, 07/15/56	200	187,635
Republic Services, Inc.:
5.25%, 11/15/21	50	53,062
3.55%, 06/01/22(a)	250	255,553
4.75%, 05/15/23(a)	250	266,506
3.20%, 03/15/25	250	252,181
2.90%, 07/01/26	85	83,185
3.95%, 05/15/28(a)	750	786,193
The Board of Trustees of The Leland Stanford Junior University, 3.65%, 05/01/48	250	257,684
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	110	107,219
University of Southern California, 3.03%, 10/01/39	200	187,813
Waste Management, Inc.:
4.60%, 03/01/21	100	103,369
2.90%, 09/15/22	200	200,682
2.40%, 05/15/23(a)	500	491,515
3.15%, 11/15/27	1,000	996,591
3.90%, 03/01/35(a)	315	315,639
William Marsh Rice University, 3.77%, 05/15/55	300	302,768

		6,761,170

Communications Equipment — 0.1%
Cisco Systems, Inc.:
2.45%, 06/15/20(a)	500	499,203
2.20%, 02/28/21	1,000	993,383
2.90%, 03/04/21(a)	125	126,109
1.85%, 09/20/21(a)	4,000	3,924,804
2.60%, 02/28/23(a)	500	503,138
2.95%, 02/28/26(a)	500	501,397
5.90%, 02/15/39(a)	500	656,499
5.50%, 01/15/40(a)	850	1,076,784

8

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Communications Equipment (continued)
Juniper Networks, Inc.:
4.35%, 06/15/25	$250	$258,218
5.95%, 03/15/41(a)	500	518,151
Motorola Solutions, Inc.(a):
3.50%, 09/01/21	500	505,255
3.75%, 05/15/22	150	152,590
3.50%, 03/01/23	250	251,236
4.60%, 02/23/28	500	504,083

		10,470,850

Construction & Engineering — 0.0%
ABB Finance USA, Inc.:
2.88%, 05/08/22(a)	100	100,735
3.80%, 04/03/28	1,000	1,049,806
Fluor Corp., 3.50%, 12/15/24	1,250	1,250,002

		2,400,543

Construction Materials — 0.0%
Vulcan Materials Co., 3.90%, 04/01/27(a)	1,000	994,003
WW Grainger, Inc., 4.60%, 06/15/45(a)	1,250	1,332,533

		2,326,536

Consumer Discretionary — 0.0%
Ecolab, Inc., 3.25%, 12/01/27(a)	1,000	1,005,115
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28(a)	225	216,845

		1,221,960

Consumer Finance — 0.5%
American Express Co.:
3.38%, 05/17/21(a)	3,000	3,038,465
2.65%, 12/02/22(a)	1,000	994,230
3.70%, 08/03/23(a)	2,000	2,049,527
3.40%, 02/22/24(a)	3,000	3,048,281
3.00%, 10/30/24(a)	1,000	995,007
3.63%, 12/05/24	300	307,961
4.05%, 12/03/42(a)	67	69,057
Automatic Data Processing, Inc., 2.25%, 09/15/20(a)	500	497,152
Block Financial LLC, 4.13%, 10/01/20	500	506,590
Capital One Bank USA NA, 3.38%, 02/15/23	350	349,715
Capital One Financial Corp.:
2.50%, 05/12/20(a)	1,000	997,172
4.75%, 07/15/21(a)	1,000	1,043,040
3.20%, 01/30/23(a)	4,000	4,005,138
3.50%, 06/15/23(a)	110	111,343
3.75%, 04/24/24	250	253,837
3.20%, 02/05/25	250	244,739
4.20%, 10/29/25	340	345,739
3.75%, 07/28/26(a)	230	224,022
3.75%, 03/09/27(a)	500	491,828
3.80%, 01/31/28(a)	2,000	1,973,671

Security	Par (000)	Value

Consumer Finance (continued)
Capital One NA, 2.25%, 09/13/21(a)	$1,000	$984,055
Caterpillar Financial Services Corp.:
1.85%, 09/04/20	500	494,386
3.35%, 12/07/20(a)	1,000	1,012,961
1.70%, 08/09/21	1,000	980,228
2.63%, 03/01/23	2,000	1,988,791
3.45%, 05/15/23	400	411,173
3.65%, 12/07/23(a)	1,000	1,042,896
3.30%, 06/09/24	250	256,108
Discover Financial Services:
3.95%, 11/06/24	350	356,388
3.75%, 03/04/25(a)	75	74,733
Equifax, Inc., 3.25%, 06/01/26	250	235,210
Mastercard, Inc.:
3.38%, 04/01/24	250	258,052
3.50%, 02/26/28(a)	1,000	1,044,212
Synchrony Financial:
3.75%, 08/15/21(a)	1,500	1,516,088
4.50%, 07/23/25	190	190,718
3.95%, 12/01/27	1,000	942,340
Total System Services, Inc., 4.80%, 04/01/26(a)	500	525,310
Visa, Inc.:
2.20%, 12/14/20	500	497,800
2.15%, 09/15/22(a)	1,000	989,425
2.80%, 12/14/22(a)	750	757,685
3.15%, 12/14/25(a)	1,945	1,974,553
2.75%, 09/15/27(a)	2,150	2,124,170
4.15%, 12/14/35(a)	500	544,946
4.30%, 12/14/45(a)	750	827,608
3.65%, 09/15/47(a)	195	195,472

		41,771,822

Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	250	264,184
WRKCo, Inc.:
4.65%, 03/15/26(a)	1,170	1,239,755
4.00%, 03/15/28	1,000	1,011,605

		2,515,544

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 02/01/22(a)	1,250	1,266,133
3.30%, 01/23/23	500	490,736
3.65%, 07/21/27(a)	1,000	934,289
3.88%, 01/23/28	500	467,334
Air Lease Corp.:
3.88%, 04/01/21	175	177,477
4.25%, 09/15/24	250	256,947
3.25%, 03/01/25	2,000	1,925,699

9

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle, Ltd.:
5.00%, 04/01/23	$100	$103,924
4.13%, 05/01/24	1,000	1,001,097
American Express Credit Corp.(a):
2.25%, 05/05/21	1,000	993,491
2.70%, 03/03/22	1,000	1,000,997
3.30%, 05/03/27	500	506,454
Series F, 2.60%, 09/14/20	145	144,749
American Honda Finance Corp.:
1.65%, 07/12/21(a)	750	732,914
3.63%, 10/10/23	2,000	2,070,939
2.30%, 09/09/26(a)	1,000	946,736
Series A, 2.15%, 03/13/20	250	248,829
Banco Santander SA(a):
3.50%, 04/11/22	1,600	1,615,192
3.13%, 02/23/23	1,000	988,259
5.18%, 11/19/25	200	211,079
4.38%, 04/12/28	1,000	1,011,127
Bank of America Corp.:
2.63%, 10/19/20	750	748,132
2.63%, 04/19/21(a)	1,500	1,496,262
(3 mo. LIBOR US + 0.66%), 2.37%, 07/21/21(c)	500	496,590
2.33%, 10/01/21(b)	2,000	1,981,398
2.50%, 10/21/22	1,000	987,335
3.30%, 01/11/23(a)	1,000	1,012,696
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(c)	1,000	996,941
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(a)(c)	500	496,673
3.00%, 12/20/23(b)	5,144	5,123,515
3.55%, 03/05/24(a)(b)	1,000	1,015,514
4.00%, 04/01/24(a)	500	521,540
3.86%, 07/23/24(a)(b)	1,500	1,542,615
4.20%, 08/26/24(a)	750	776,229
4.00%, 01/22/25(a)	750	764,876
3.88%, 08/01/25(a)	2,250	2,329,577
3.09%, 10/01/25(a)(b)	1,000	991,711
3.37%, 01/23/26(b)	2,000	2,001,402
4.45%, 03/03/26	1,340	1,396,490
3.50%, 04/19/26(a)	645	650,490
4.25%, 10/22/26(a)	1,290	1,325,272
3.25%, 10/21/27(a)	1,375	1,346,186
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(a)(c)	3,000	3,040,609
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(c)	1,000	1,004,480
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(a)(c)	500	498,534
3.42%, 12/20/28(a)(b)	3,044	2,976,572
3.97%, 03/05/29(b)	1,000	1,018,195
4.27%, 07/23/29(a)(b)	1,450	1,509,778

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued):
3.97%, 02/07/30(a)(b)	$3,650	$3,720,219
6.11%, 01/29/37(a)	350	415,305
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(c)	1,500	1,534,333
7.75%, 05/14/38(a)	200	277,693
5.88%, 02/07/42(a)	1,100	1,373,375
5.00%, 01/21/44(a)	250	280,960
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(a)(c)	1,150	1,199,262
4.33%, 03/15/50(b)	2,000	2,057,947
Series L, 2.25%, 04/21/20(a)	750	746,043
Series L, 3.95%, 04/21/25(a)	655	666,243
Series L, 4.18%, 11/25/27(a)	1,000	1,015,491
Brookfield Finance, Inc., 4.70%, 09/20/47(a)	500	480,574
Citigroup, Inc.:
2.70%, 03/30/21(a)	4,750	4,745,861
2.35%, 08/02/21(a)	4,000	3,953,198
2.90%, 12/08/21(a)	750	749,802
2.75%, 04/25/22(a)	1,500	1,493,685
4.05%, 07/30/22(a)	250	257,459
2.70%, 10/27/22(a)	500	495,347
3.14%, 01/24/23(a)(b)	500	501,727
3.50%, 05/15/23(a)	500	506,955
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(a)(c)	500	496,811
3.88%, 03/26/25(a)	500	503,750
3.30%, 04/27/25	155	154,623
4.40%, 06/10/25(a)	500	517,644
3.70%, 01/12/26(a)	1,000	1,015,822
4.60%, 03/09/26(a)	250	261,149
3.40%, 05/01/26(a)	500	497,040
3.20%, 10/21/26(a)	500	489,717
4.30%, 11/20/26(a)	150	152,449
4.45%, 09/29/27(a)	3,000	3,082,307
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(a)(c)	1,000	1,015,484
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(a)(c)	500	498,711
4.13%, 07/25/28(a)	750	753,159
3.52%, 10/27/28(b)	3,000	2,947,576
6.63%, 06/15/32	100	123,060
6.13%, 08/25/36	184	217,567
8.13%, 07/15/39(a)	575	864,372
5.88%, 01/30/42(a)	3,000	3,684,554
6.68%, 09/13/43	250	319,361
5.30%, 05/06/44(a)	500	550,917
4.65%, 07/30/45(a)	250	265,888
4.75%, 05/18/46	500	518,065
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(a)(c)	1,000	1,022,774

10

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc. (continued):
4.65%, 07/23/48(a)	$1,000	$1,072,080
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20	250	250,636
3.45%, 04/16/21(a)	2,000	2,020,862
3.80%, 09/15/22(a)	500	509,350
3.80%, 06/09/23(a)	1,000	1,015,576
3.75%, 03/26/25(a)	500	503,785
4.55%, 04/17/26(a)	250	261,120
4.88%, 05/15/45(a)	1,500	1,627,018
Daimler Finance North America LLC, 8.50%, 01/18/31	100	142,641
Deutsche Bank AG:
3.13%, 01/13/21	200	198,227
4.10%, 01/13/26	350	339,232
Deutsche Bank AG, London, 3.70%, 05/30/24(a)	215	209,427
Deutsche Bank AG, New York:
2.95%, 08/20/20	1,000	989,648
3.13%, 01/13/21(a)	300	296,272
3.15%, 01/22/21	500	492,481
4.25%, 10/14/21	2,000	2,008,979
3.95%, 02/27/23(a)	2,000	1,975,207
E*TRADE Financial Corp., 4.50%, 06/20/28(a)	1,000	1,015,858
Ford Motor Credit Co. LLC:
2.43%, 06/12/20	1,000	986,874
2.34%, 11/02/20(a)	1,000	977,788
3.20%, 01/15/21	500	492,829
5.75%, 02/01/21(a)	250	257,460
3.34%, 03/18/21(a)	500	492,384
3.81%, 10/12/21(a)	2,000	1,981,346
4.14%, 02/15/23(a)	1,000	979,161
3.10%, 05/04/23(a)	500	468,864
4.38%, 08/06/23	220	215,392
3.66%, 09/08/24(a)	1,000	921,567
4.69%, 06/09/25	500	477,584
4.13%, 08/04/25	500	462,242
4.39%, 01/08/26(a)	250	232,178
3.82%, 11/02/27(a)	2,250	1,964,489
GE Capital International Funding Co.(a):
2.34%, 11/15/20	6,270	6,192,314
3.37%, 11/15/25	2,227	2,160,927
4.42%, 11/15/35	4,685	4,331,219
General Motors Financial Co., Inc.:
3.20%, 07/13/20(a)	1,000	1,001,662
3.70%, 11/24/20(a)	250	252,043
4.20%, 03/01/21(a)	750	760,722
3.45%, 04/10/22	400	400,024
3.25%, 01/05/23	3,000	2,941,440
3.95%, 04/13/24(a)	1,000	989,682
4.00%, 01/15/25(a)	250	244,916

Security	Par (000)	Value

Diversified Financial Services (continued)
General Motors Financial Co., Inc. (continued):
4.30%, 07/13/25(a)	$1,000	$994,384
5.25%, 03/01/26	405	417,972
Intercontinental Exchange, Inc.:
2.35%, 09/15/22	2,000	1,969,662
3.75%, 12/01/25(a)	1,115	1,157,967
3.75%, 09/21/28(a)	1,135	1,175,799
4.25%, 09/21/48	500	523,941
Jefferies Financial Group, Inc., 5.50%, 10/18/23(a)	150	157,026
John Deere Capital Corp.:
2.35%, 01/08/21(a)	4,000	3,982,624
2.80%, 03/04/21(a)	250	250,860
3.90%, 07/12/21	50	51,358
2.65%, 01/06/22(a)	140	139,940
2.75%, 03/15/22	500	500,983
2.80%, 03/06/23(a)	500	501,986
3.45%, 01/10/24	1,000	1,027,700
3.05%, 01/06/28	300	298,894
JPMorgan Chase & Co.:
2.75%, 06/23/20	500	500,258
4.25%, 10/15/20(a)	2,500	2,556,507
2.55%, 10/29/20(a)	500	498,670
2.55%, 03/01/21(a)	1,000	996,684
2.30%, 08/15/21(a)	2,000	1,976,796
4.35%, 08/15/21(a)	500	517,538
4.50%, 01/24/22	1,300	1,359,858
3.51%, 06/18/22(a)(b)	2,000	2,027,897
3.25%, 09/23/22(a)	200	202,799
3.20%, 01/25/23(a)	3,150	3,193,308
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(a)(c)	1,500	1,491,211
3.38%, 05/01/23(a)	250	252,561
2.70%, 05/18/23(a)	500	495,113
3.63%, 05/13/24(a)	1,000	1,027,760
3.80%, 07/23/24(a)(b)	4,500	4,620,555
3.88%, 09/10/24(a)	1,300	1,332,798
3.13%, 01/23/25(a)	250	250,185
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(c)	2,000	1,999,372
3.90%, 07/15/25(a)	250	259,748
3.30%, 04/01/26(a)	500	500,619
3.20%, 06/15/26(a)	1,000	993,518
4.13%, 12/15/26(a)	250	258,059
4.25%, 10/01/27(a)	500	519,265
3.63%, 12/01/27(a)	1,000	993,613
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(a)(c)	2,000	2,037,410
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(a)(c)	750	750,514
3.51%, 01/23/29(a)(b)	1,000	993,190
4.01%, 04/23/29(b)	4,000	4,108,485

11

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
4.20%, 07/23/29(a)(b)	$175	$182,555
6.40%, 05/15/38(a)	1,100	1,426,961
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(a)(c)	1,000	980,175
5.50%, 10/15/40(a)	125	149,220
5.60%, 07/15/41	550	667,063
5.40%, 01/06/42(a)	400	474,057
5.63%, 08/16/43(a)	500	593,434
4.85%, 02/01/44	100	110,777
4.95%, 06/01/45(a)	2,250	2,489,836
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(a)(c)	500	512,459
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(c)	500	493,680
3.96%, 11/15/48(a)(b)	1,500	1,462,403
3.90%, 01/23/49(b)	1,000	968,269
Lloyds Banking Group PLC:
3.10%, 07/06/21(a)	500	500,147
3.00%, 01/11/22(a)	2,000	1,990,122
4.05%, 08/16/23(a)	500	509,842
4.58%, 12/10/25	250	252,913
4.65%, 03/24/26(a)	250	252,909
4.55%, 08/16/28(a)	3,000	3,106,638
3.57%, 11/07/28(b)	500	480,127
5.30%, 12/01/45(a)	250	261,341
4.34%, 01/09/48(a)	1,000	897,042
Series ., 2.91%, 11/07/23(a)(b)	1,000	975,506
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21	2,000	2,003,422
3.00%, 02/22/22(a)	1,500	1,503,119
3.46%, 03/02/23	3,000	3,041,070
3.76%, 07/26/23	1,500	1,540,704
3.85%, 03/01/26(a)	500	517,322
2.76%, 09/13/26	250	240,962
3.29%, 07/25/27(a)	1,000	998,773
3.96%, 03/02/28	1,000	1,046,071
4.29%, 07/26/38(a)	250	264,332
Mizuho Financial Group, Inc.:
2.95%, 02/28/22	250	249,572
3.55%, 03/05/23	2,000	2,037,980
3.92%, 09/11/24(b)	2,000	2,058,201
3.17%, 09/11/27	1,000	987,947
Moody’s Corp.:
4.50%, 09/01/22(a)	550	578,219
3.25%, 01/15/28	750	732,854
MUFG Americas Holdings Corp., 3.00%, 02/10/25	200	196,537
National Rural Utilities Cooperative Finance Corp.:
2.90%, 03/15/21(a)	400	402,050
2.30%, 09/15/22	1,000	984,861

Security	Par (000)	Value

Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp. (continued):
3.40%, 11/15/23	$350	$358,830
2.85%, 01/27/25	250	248,728
3.40%, 02/07/28	2,000	2,028,454
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22	1,000	1,063,803
3.88%, 09/12/23	1,000	1,004,145
6.00%, 12/19/23(a)	2,000	2,134,904
4.52%, 06/25/24(a)(b)	2,000	2,045,165
4.80%, 04/05/26(a)	500	519,393
4.89%, 05/18/29(a)(b)	750	778,656
5.08%, 01/27/30(a)(b)	1,000	1,052,734
S&P Global, Inc.:
4.40%, 02/15/26	750	806,440
4.50%, 05/15/48(a)	250	271,145
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 03/09/21	1,500	1,502,029
2.44%, 10/19/21(a)	1,000	988,393
2.85%, 01/11/22	1,000	1,000,869
3.10%, 01/17/23	4,000	4,013,186
3.75%, 07/19/23	500	513,723
3.78%, 03/09/26(a)	500	516,249
2.63%, 07/14/26	1,000	957,194
3.01%, 10/19/26	250	245,163
3.36%, 07/12/27	1,000	1,001,346
3.35%, 10/18/27	500	501,519
3.54%, 01/17/28	2,000	2,033,118
Toyota Motor Credit Corp.:
1.90%, 04/08/21(a)	900	887,662
2.95%, 04/13/21(a)	500	503,397
2.60%, 01/11/22(a)	250	250,125
3.30%, 01/12/22(a)	2,000	2,035,750
2.63%, 01/10/23	2,000	1,995,893
3.65%, 01/08/29	2,000	2,082,563

		269,009,234

Diversified Telecommunication Services — 1.0%
AT&T, Inc.:
2.45%, 06/30/20(a)	2,500	2,490,562
2.80%, 02/17/21(a)	400	400,093
3.20%, 03/01/22(a)	2,000	2,017,665
3.80%, 03/15/22(a)	250	256,383
2.63%, 12/01/22(a)	2,000	1,974,491
3.60%, 02/17/23(a)	500	509,667
3.80%, 03/01/24(a)	1,000	1,023,229
4.45%, 04/01/24(a)	500	523,199
3.95%, 01/15/25	500	510,220
3.40%, 05/15/25(a)	3,500	3,463,307
4.13%, 02/17/26	1,250	1,277,777
4.25%, 03/01/27(a)	1,000	1,028,145
4.10%, 02/15/28(a)	2,544	2,572,066

12

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T, Inc. (continued):
4.35%, 03/01/29(a)	$2,000	$2,043,142
4.30%, 02/15/30(a)	1,000	1,011,478
4.50%, 05/15/35(a)	810	798,023
5.25%, 03/01/37(a)	1,000	1,047,715
4.90%, 08/15/37	750	758,158
4.85%, 03/01/39(a)	1,000	1,006,089
6.00%, 08/15/40(a)	250	280,920
5.35%, 09/01/40(a)	463	486,348
5.55%, 08/15/41(a)	200	213,863
5.15%, 03/15/42	150	153,439
4.30%, 12/15/42(a)	651	599,333
4.80%, 06/15/44	750	736,321
4.35%, 06/15/45(a)	2,759	2,531,528
4.75%, 05/15/46(a)	1,000	977,186
5.15%, 11/15/46	952	977,069
5.65%, 02/15/47(a)	250	273,148
5.45%, 03/01/47(a)	750	801,265
4.50%, 03/09/48(a)	2,250	2,111,158
4.55%, 03/09/49(a)	3,000	2,833,062
5.15%, 02/15/50(a)	500	510,783
5.70%, 03/01/57	500	541,657
Bell Canada, Inc., 4.46%, 04/01/48(a)	310	321,005
British Telecommunications PLC:
5.13%, 12/04/28(a)	1,000	1,070,468
9.63%, 12/15/30	900	1,291,328
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	1,150	1,581,997
Orange SA:
9.00%, 03/01/31	250	361,658
5.38%, 01/13/42(a)	2,575	2,916,584
Telefonica Emisiones SAU:
5.46%, 02/16/21	1,050	1,097,251
4.57%, 04/27/23(a)	1,200	1,264,635
4.10%, 03/08/27(a)	1,000	1,014,290
7.05%, 06/20/36(a)	75	91,274
4.67%, 03/06/38(a)	1,000	954,458
5.21%, 03/08/47(a)	1,750	1,774,261
4.90%, 03/06/48(a)	500	487,222
Telefonica Europe BV, 8.25%, 09/15/30	300	395,316
Verizon Communications, Inc.:
3.50%, 11/01/21(a)	1,440	1,469,246
4.15%, 03/15/24(a)	2,000	2,113,655
3.50%, 11/01/24(a)	500	511,967
3.38%, 02/15/25(a)	3,992	4,039,012
2.63%, 08/15/26(a)	900	858,280
4.13%, 03/16/27	750	785,410
4.33%, 09/21/28	3,164	3,346,045
3.88%, 02/08/29(a)	2,000	2,047,867
4.02%, 12/03/29(d)	1,000	1,028,771
4.50%, 08/10/33	1,750	1,849,739
4.40%, 11/01/34	2,500	2,600,746
4.27%, 01/15/36(a)	1,250	1,264,307

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued):
5.25%, 03/16/37(a)	$1,250	$1,406,168
4.81%, 03/15/39(a)	596	638,440
3.85%, 11/01/42	250	235,032
6.55%, 09/15/43(a)	750	973,852
4.86%, 08/21/46	1,000	1,065,440
5.50%, 03/16/47(a)	250	292,599
4.52%, 09/15/48(a)	3,250	3,335,343
5.01%, 04/15/49(a)	1,981	2,162,838
5.01%, 08/21/54(a)	1,150	1,230,026
4.67%, 03/15/55(a)	1,500	1,528,228

		88,143,247

Electric Utilities — 1.5%
AEP Texas, Inc.:
2.40%, 10/01/22	2,000	1,971,671
3.95%, 06/01/28	500	520,913
AEP Transmission Co. LLC, 3.10%, 12/01/26	500	494,440
Alabama Power Co.(a):
3.75%, 03/01/45	250	241,961
4.30%, 01/02/46	250	263,756
Series B, 3.70%, 12/01/47	2,500	2,436,066
Ameren Illinois Co.:
2.70%, 09/01/22	100	99,996
4.30%, 07/01/44	250	260,804
American Electric Power Co., Inc., Series F, 2.95%, 12/15/22(a)	500	500,779
Appalachian Power Co., 4.40%, 05/15/44	250	256,307
Arizona Public Service Co.:
3.15%, 05/15/25(a)	250	250,355
5.05%, 09/01/41	250	280,970
4.20%, 08/15/48	250	257,366
Baltimore Gas & Electric Co., 2.40%, 08/15/26(a)	1,000	948,997
Berkshire Hathaway Energy Co.:
2.38%, 01/15/21	2,000	1,991,350
3.75%, 11/15/23	500	519,777
3.50%, 02/01/25	110	112,615
3.25%, 04/15/28	1,000	993,144
6.13%, 04/01/36(a)	250	313,996
5.15%, 11/15/43	250	288,973
4.50%, 02/01/45(a)	400	425,198
4.45%, 01/15/49	2,000	2,111,800
Black Hills Corp.:
3.95%, 01/15/26	200	203,166
4.35%, 05/01/33	400	412,288
CenterPoint Energy Houston Electric LLC:
1.85%, 06/01/21	500	491,203
3.55%, 08/01/42	100	96,621

13

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC (continued):
3.95%, 03/01/48	$250	$256,008
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	500	490,067
CMS Energy Corp.:
3.45%, 08/15/27	1,000	1,000,775
4.70%, 03/31/43	200	208,842
Commonwealth Edison Co.:
3.10%, 11/01/24	250	251,689
2.55%, 06/15/26	250	241,733
3.70%, 08/15/28(a)	500	524,238
5.90%, 03/15/36	50	61,190
3.70%, 03/01/45	250	243,523
3.65%, 06/15/46	1,000	974,864
4.00%, 03/01/48(a)	2,000	2,050,313
Series 122, 2.95%, 08/15/27(a)	1,000	981,922
Connecticut Light & Power Co., 2.50%, 01/15/23(a)	150	149,161
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/01/24(a)	250	252,842
3.80%, 05/15/28	1,000	1,044,252
3.95%, 03/01/43(a)	150	148,722
4.45%, 03/15/44(a)	250	263,439
4.50%, 05/15/58(a)	1,000	1,044,371
Series A, 4.20%, 03/15/42	400	410,131
Series C, 4.30%, 12/01/56(a)	500	505,708
Series C, 4.00%, 11/15/57	750	724,020
Series D, 4.00%, 12/01/28(a)	500	532,829
Series E, 4.65%, 12/01/48(a)	500	550,489
Consolidated Edison, Inc., 2.00%, 05/15/21(a)	750	738,405
Consumers Energy Co., 4.35%, 04/15/49	1,500	1,667,296
Dominion Energy, Inc.:
2.58%, 07/01/20(a)	1,000	994,476
3.90%, 10/01/25(a)	2,000	2,063,445
7.00%, 06/15/38	250	320,549
Series C, 4.90%, 08/01/41	50	53,244
DTE Electric Co.:
3.65%, 03/15/24	1,000	1,035,725
3.70%, 03/15/45(a)	645	637,551
3.70%, 06/01/46	250	242,449
3.75%, 08/15/47	200	198,939
Series A, 4.00%, 04/01/43	150	154,850
Series A, 4.05%, 05/15/48	250	260,588
Duke Energy Carolinas LLC:
3.05%, 03/15/23	200	202,828
6.05%, 04/15/38	100	127,465
5.30%, 02/15/40(a)	250	301,675
4.25%, 12/15/41(a)	2,000	2,119,864
3.70%, 12/01/47(a)	2,000	1,951,169

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Carolinas LLC (continued):
3.95%, 03/15/48	$1,000	$1,022,739
Duke Energy Corp.:
1.80%, 09/01/21	3,000	2,929,898
2.40%, 08/15/22	1,000	988,209
3.95%, 10/15/23(a)	250	259,146
3.75%, 04/15/24(a)	500	515,600
2.65%, 09/01/26(a)	500	476,290
3.15%, 08/15/27	500	490,420
4.80%, 12/15/45	250	269,905
3.75%, 09/01/46(a)	500	467,433
3.95%, 08/15/47(a)	500	481,913
Duke Energy Florida LLC, 3.40%, 10/01/46	250	232,655
Duke Energy Indiana LLC:
4.20%, 03/15/42(a)	400	411,734
4.90%, 07/15/43	250	284,023
3.75%, 07/15/20	1,200	1,217,076
3.75%, 05/15/46	500	486,629
Duke Energy Ohio, Inc., 3.70%, 06/15/46	250	243,232
Duke Energy Progress LLC:
3.38%, 09/01/23(a)	250	256,934
3.70%, 09/01/28(a)	365	380,733
4.10%, 05/15/42	150	154,690
4.10%, 03/15/43	250	258,781
4.38%, 03/30/44	100	107,873
4.20%, 08/15/45	250	261,359
3.70%, 10/15/46	500	488,029
Emera US Finance LP:
2.70%, 06/15/21(a)	1,000	990,933
3.55%, 06/15/26	75	74,194
4.75%, 06/15/46	350	363,108
Entergy Arkansas LLC, 3.50%, 04/01/26(a)	65	66,202
Entergy Corp., 4.00%, 07/15/22	200	205,480
Entergy Louisiana LLC:
4.05%, 09/01/23	250	261,414
5.40%, 11/01/24	3,000	3,371,930
4.00%, 03/15/33	250	262,527
4.20%, 09/01/48	250	259,976
4.20%, 04/01/50	1,000	1,045,537
Entergy Mississippi LLC, 2.85%, 06/01/28(a)	500	482,176
Evergy, Inc., 5.29%, 06/15/22(e)	150	159,077
Eversource Energy:
2.50%, 03/15/21	500	497,078
Series H, 3.15%, 01/15/25	125	124,833
Series M, 3.30%, 01/15/28	2,000	1,976,740
Exelon Corp.:
3.50%, 06/01/22	500	505,091
3.95%, 06/15/25	250	258,778
3.40%, 04/15/26(a)	750	749,833

14

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Exelon Corp. (continued):
5.10%, 06/15/45(a)	$250	$279,679
4.45%, 04/15/46(a)	250	257,625
Exelon Generation Co. LLC:
4.25%, 06/15/22	500	518,660
6.25%, 10/01/39(a)	150	166,471
5.75%, 10/01/41(a)	500	521,146
5.60%, 06/15/42	50	52,624
FirstEnergy Corp.:
Series B, 3.90%, 07/15/27	2,000	2,029,127
Series C, 4.85%, 07/15/47	1,000	1,072,393
Florida Power & Light Co.:
2.75%, 06/01/23	250	251,392
3.13%, 12/01/25(a)	500	507,364
5.95%, 02/01/38(a)	50	64,487
5.25%, 02/01/41	500	601,686
4.13%, 02/01/42	500	529,142
4.05%, 10/01/44	750	785,455
3.70%, 12/01/47(a)	1,000	994,957
4.13%, 06/01/48	500	534,406
Georgia Power Co.:
4.30%, 03/15/42(a)	700	692,510
Series C, 2.00%, 09/08/20	250	247,689
Indiana Michigan Power Co.:
6.05%, 03/15/37	175	214,705
4.25%, 08/15/48(a)	250	257,131
Series K, 4.55%, 03/15/46(a)	150	160,306
Interstate Power & Light Co.:
3.25%, 12/01/24(a)	250	251,210
3.70%, 09/15/46	500	464,828
Kansas City Power & Light Co., 3.65%, 08/15/25	150	154,565
Kentucky Utilities Co., 3.25%, 11/01/20	200	201,597
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	50,551
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	269,923
MidAmerican Energy Co.:
4.80%, 09/15/43	250	284,365
4.40%, 10/15/44	1,000	1,091,410
4.25%, 07/15/49	1,000	1,063,830
Mississippi Power Co., Series A, 4.25%, 03/15/42	500	481,640
Nevada Power Co., 5.45%, 05/15/41	50	58,112
NextEra Energy Capital Holdings, Inc.:
2.80%, 01/15/23	1,000	992,633
3.63%, 06/15/23	1,250	1,258,011
3.55%, 05/01/27(a)	1,000	1,004,191
Northern States Power Co.:
2.60%, 05/15/23	500	498,344
3.40%, 08/15/42(a)	200	189,970
4.00%, 08/15/45	85	87,363
3.60%, 09/15/47	150	146,505

Security	Par (000)	Value

Electric Utilities (continued)
NSTAR Electric Co., 2.70%, 06/01/26	$250	$240,663
Oglethorpe Power Corp.:
4.55%, 06/01/44	250	245,724
5.05%, 10/01/48(a)(d)	1,000	1,102,143
Ohio Power Co., 4.15%, 04/01/48(a)	1,000	1,042,696
Oncor Electric Delivery Co. LLC:
7.00%, 09/01/22	100	113,291
3.70%, 11/15/28	355	370,510
5.25%, 09/30/40	250	300,029
5.30%, 06/01/42	75	90,617
3.75%, 04/01/45	250	251,020
3.80%, 09/30/47	1,000	1,006,783
PacifiCorp:
2.95%, 02/01/22	100	100,869
2.95%, 06/01/23	300	302,742
4.10%, 02/01/42	250	257,684
PECO Energy Co.:
1.70%, 09/15/21	1,000	976,725
3.90%, 03/01/48	1,000	1,011,032
Pennsylvania Electric Co., 6.15%, 10/01/38	250	295,572
Potomac Electric Power Co.:
3.60%, 03/15/24	250	258,382
4.15%, 03/15/43(a)	250	260,285
PPL Capital Funding, Inc.:
3.50%, 12/01/22(a)	2,000	2,009,332
3.40%, 06/01/23	1,250	1,255,462
5.00%, 03/15/44	1,000	1,088,084
4.00%, 09/15/47	500	469,371
PPL Electric Utilities Corp., 4.75%, 07/15/43	250	279,979
Progress Energy, Inc.:
4.40%, 01/15/21	100	102,396
7.75%, 03/01/31	50	68,019
Public Service Co. of Colorado:
3.70%, 06/15/28	2,000	2,082,355
3.60%, 09/15/42	250	243,194
3.95%, 03/15/43(a)	200	196,781
4.30%, 03/15/44	75	80,553
3.80%, 06/15/47	1,000	999,321
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	250	314,921
Public Service Electric & Gas Co.:
3.50%, 08/15/20	50	50,677
2.38%, 05/15/23(a)	250	247,920
3.05%, 11/15/24	250	250,954
3.95%, 05/01/42	50	51,358
3.65%, 09/01/42	50	49,066
3.80%, 03/01/46	1,250	1,247,739
Series I, 1.80%, 06/01/19	250	249,636
Series K, 4.05%, 05/01/45	150	150,695
Puget Energy, Inc.:
5.63%, 07/15/22	500	533,456

15

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Puget Energy, Inc. (continued):
3.65%, 05/15/25	$250	$248,422
Puget Sound Energy, Inc.(a):
5.80%, 03/15/40	500	626,037
4.22%, 06/15/48	1,000	1,062,973
San Diego Gas & Electric Co., 4.15%, 05/15/48	1,000	1,001,520
Sierra Pacific Power Co., 2.60%, 05/01/26	1,250	1,200,455
South Carolina Electric & Gas Co.:
5.45%, 02/01/41	1,000	1,180,251
4.35%, 02/01/42	484	513,249
4.60%, 06/15/43	250	271,728
Southern California Edison Co.:
5.50%, 03/15/40(a)	50	54,448
4.50%, 09/01/40	1,000	994,070
4.65%, 10/01/43	350	356,242
4.00%, 04/01/47	500	465,586
Series A, 5.95%, 02/01/38(a)	500	568,008
Series B, 2.40%, 02/01/22	250	242,591
Series C, 3.60%, 02/01/45	250	218,929
Series C, 4.13%, 03/01/48	1,000	953,249
Series D, 3.40%, 06/01/23	1,000	992,149
Series E, 3.70%, 08/01/25	2,000	1,987,360
Southern Co.:
2.35%, 07/01/21	1,000	988,878
2.95%, 07/01/23	500	497,814
3.25%, 07/01/26(a)	500	489,732
4.40%, 07/01/46(a)	250	251,344
Southern Power Co.:
5.25%, 07/15/43	500	528,149
Series E, 2.50%, 12/15/21	1,000	989,117
Southwestern Electric Power Co., Series L, 3.85%, 02/01/48	500	470,528
Tampa Electric Co.:
4.10%, 06/15/42	250	249,016
4.45%, 06/15/49	250	258,034
Toledo Edison Co., 6.15%, 05/15/37	100	122,883
TransAlta Corp., 4.50%, 11/15/22(a)	500	505,212
Tucson Electric Power Co., 4.85%, 12/01/48	250	277,031
Union Electric Co.:
2.95%, 06/15/27	2,000	1,976,374
4.00%, 04/01/48	1,000	1,033,229
Virginia Electric & Power Co.:
2.95%, 01/15/22	400	401,451
4.00%, 01/15/43	250	247,729
4.45%, 02/15/44	150	159,186
4.60%, 12/01/48	455	502,230
Series A, 3.15%, 01/15/26(a)	555	555,458
Series A, 3.50%, 03/15/27(a)	750	763,675
Series A, 6.00%, 05/15/37	250	308,781

Security	Par (000)	Value

Electric Utilities (continued)
Virginia Electric & Power Co. (continued):
Series B, 6.00%, 01/15/36	$1,000	$1,219,733
Series B, 3.80%, 09/15/47	1,500	1,447,140
Series D, 4.65%, 08/15/43(a)	500	545,181
WEC Energy Group, Inc.:
2.45%, 06/15/20(a)	750	747,644
3.55%, 06/15/25	350	355,946
Westar Energy, Inc.(a):
2.55%, 07/01/26	350	335,494
4.25%, 12/01/45	1,000	1,045,631
Wisconsin Electric Power Co., 4.30%, 10/15/48(a)	2,000	2,152,423
Xcel Energy, Inc.:
3.30%, 06/01/25(a)	292	294,748
3.35%, 12/01/26(a)	500	500,566
4.00%, 06/15/28(a)	1,000	1,043,521
4.80%, 09/15/41	250	266,010

		141,069,560

Electrical Equipment — 0.1%
Amphenol Corp., 2.20%, 04/01/20	500	496,820
Eaton Corp.:
2.75%, 11/02/22(a)	2,250	2,241,513
3.10%, 09/15/27	190	186,572
4.00%, 11/02/32(a)	200	205,658
4.15%, 11/02/42(a)	250	250,360
Emerson Electric Co.:
2.63%, 12/01/21	750	750,278
2.63%, 02/15/23(a)	350	346,699
Rockwell Automation, Inc., 4.20%, 03/01/49	1,000	1,055,696
Roper Technologies, Inc.:
3.00%, 12/15/20(a)	250	250,496
3.13%, 11/15/22	150	150,620
3.65%, 09/15/23(a)	250	255,467
3.80%, 12/15/26(a)	250	252,922
Tyco Electronics Group SA:
3.50%, 02/03/22	100	101,057
3.45%, 08/01/24(a)	75	75,984

		6,620,142

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 4.00%, 04/01/25(a)	500	499,942
Avnet, Inc., 3.75%, 12/01/21	1,000	1,009,800
Corning, Inc.:
3.70%, 11/15/23(a)	250	253,187
4.75%, 03/15/42	50	51,978
5.35%, 11/15/48(a)	1,000	1,137,311
4.38%, 11/15/57	750	695,528

16

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Honeywell International, Inc.:
1.85%, 11/01/21	$4,000	$3,928,348
3.81%, 11/21/47(a)	500	507,799
Jabil, Inc., 4.70%, 09/15/22(a)	250	256,912

		8,340,805

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC(a):
3.20%, 08/15/21	750	756,408
5.13%, 09/15/40	100	104,934
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/22(a)	500	496,741
3.34%, 12/15/27	450	437,519
4.08%, 12/15/47(a)	1,500	1,376,357
Halliburton Co.:
3.80%, 11/15/25(a)	4,550	4,650,332
4.85%, 11/15/35(a)	1,000	1,048,308
4.50%, 11/15/41	50	49,586
4.75%, 08/01/43(a)	250	256,525
5.00%, 11/15/45(a)	675	717,761
National Oilwell Varco, Inc.:
2.60%, 12/01/22(a)	1,000	980,374
3.95%, 12/01/42	150	126,617
TechnipFMC PLC, 3.45%, 10/01/22	100	101,049

		11,102,511

Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.:
3.90%, 06/15/23	2,000	2,064,322
4.30%, 01/15/26	1,250	1,295,770
American Tower Corp.:
2.80%, 06/01/20	250	249,818
5.05%, 09/01/20	25	25,757
5.90%, 11/01/21	500	535,198
4.70%, 03/15/22	100	104,621
3.00%, 06/15/23	1,000	996,592
5.00%, 02/15/24	1,000	1,076,195
4.40%, 02/15/26(a)	30	31,309
3.38%, 10/15/26	500	487,311
AvalonBay Communities, Inc.:
2.95%, 09/15/22(a)	100	100,634
3.45%, 06/01/25(a)	100	101,803
3.20%, 01/15/28(a)	2,000	1,982,393
3.90%, 10/15/46	250	247,229
Boston Properties LP:
4.13%, 05/15/21(a)	250	256,315
3.85%, 02/01/23	1,000	1,028,440
3.13%, 09/01/23(a)	250	251,512
3.20%, 01/15/25	1,000	992,110
3.65%, 02/01/26	190	191,271
4.50%, 12/01/28	2,000	2,121,907

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Brixmor Operating Partnership LP:
3.65%, 06/15/24	$750	$748,123
4.13%, 06/15/26	250	250,145
Crown Castle International Corp.:
3.40%, 02/15/21	750	756,194
2.25%, 09/01/21	1,000	985,613
3.70%, 06/15/26	280	279,120
4.00%, 03/01/27(a)	1,000	1,006,923
3.80%, 02/15/28(a)	2,000	1,987,956
Digital Realty Trust LP:
4.75%, 10/01/25	500	530,169
3.70%, 08/15/27	2,000	1,980,256
EPR Properties, 4.50%, 06/01/27	1,000	1,007,630
ERP Operating LP:
4.75%, 07/15/20	100	102,066
4.63%, 12/15/21	2,000	2,091,147
3.25%, 08/01/27	500	500,043
3.50%, 03/01/28	1,000	1,015,870
4.50%, 07/01/44(a)	150	161,722
Essex Portfolio LP:
3.88%, 05/01/24	100	102,397
4.00%, 03/01/29(a)	2,000	2,046,552
Federal Realty Investment Trust, 3.25%, 07/15/27	500	493,148
HCP, Inc.:
3.15%, 08/01/22	100	100,092
4.00%, 12/01/22	250	256,809
3.40%, 02/01/25(a)	500	496,761
4.00%, 06/01/25(a)	500	514,670
Hospitality Properties Trust(a):
5.00%, 08/15/22	200	207,036
4.95%, 02/15/27	1,000	991,289
Host Hotels & Resorts LP(a):
5.25%, 03/15/22	250	261,836
Series E, 4.00%, 06/15/25	190	189,125
Hudson Pacific Properties LP, 4.65%, 04/01/29	1,000	1,018,716
Kilroy Realty LP, 4.75%, 12/15/28	1,000	1,061,140
Kimco Realty Corp.:
3.20%, 05/01/21(a)	250	250,747
3.30%, 02/01/25	350	346,789
2.80%, 10/01/26(a)	500	470,447
4.45%, 09/01/47	350	345,524
Liberty Property LP, 4.40%, 02/15/24(a)	250	262,418
Mid-America Apartments LP, 4.30%, 10/15/23	200	208,313
National Retail Properties, Inc.:
3.30%, 04/15/23(a)	500	502,982
4.30%, 10/15/28	2,500	2,606,826
Omega Healthcare Investors, Inc.:
4.50%, 04/01/27	250	250,745
4.75%, 01/15/28(a)	500	510,352

17

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.(a):
4.65%, 08/01/23	$250	$266,940
4.13%, 10/15/26	2,000	2,095,084
3.00%, 01/15/27	1,000	971,909
Simon Property Group LP:
4.13%, 12/01/21	100	103,439
3.38%, 03/15/22	100	101,726
2.63%, 06/15/22(a)	250	249,568
3.38%, 10/01/24(a)	500	511,144
3.30%, 01/15/26(a)	3,000	3,010,702
3.38%, 06/15/27	750	754,551
4.75%, 03/15/42(a)	100	110,799
4.25%, 10/01/44(a)	250	258,598
4.25%, 11/30/46(a)	500	521,591
SITE Centers Corp.:
4.63%, 07/15/22	32	32,990
4.25%, 02/01/26(a)	250	251,357
UDR, Inc., 4.40%, 01/26/29	2,000	2,101,247
Ventas Realty LP:
4.13%, 01/15/26(a)	1,250	1,283,158
3.25%, 10/15/26(a)	500	485,483
4.00%, 03/01/28	1,500	1,518,301
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 04/01/20	250	249,458
4.25%, 03/01/22	100	103,298
VEREIT Operating Partnership LP, 3.95%, 08/15/27(a)	500	492,553
Welltower, Inc.:
5.25%, 01/15/22	50	52,767
4.00%, 06/01/25	2,250	2,313,891
4.25%, 04/01/26(a)	350	361,303
4.13%, 03/15/29(a)	2,000	2,040,137
Weyerhaeuser Co.:
4.00%, 11/15/29	2,000	2,058,040
7.38%, 03/15/32(a)	350	462,084

		63,800,316

Equity Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP, 2.35%, 01/30/22(a)	2,000	1,985,325

Food & Staples Retailing — 0.3%
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	80,599
Kroger Co.:
3.30%, 01/15/21	500	502,904
3.40%, 04/15/22	100	101,317
3.50%, 02/01/26	495	489,320
2.65%, 10/15/26(a)	3,000	2,761,146
5.15%, 08/01/43	125	123,828
3.88%, 10/15/46(a)	500	415,963
4.65%, 01/15/48(a)	500	463,264

Security	Par (000)	Value

Food & Staples Retailing (continued)
Mondelez International, Inc., 3.63%, 05/07/23(a)	$500	$511,975
Walgreen Co., 3.10%, 09/15/22	200	201,302
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24(a)	500	509,591
3.45%, 06/01/26(a)	1,305	1,277,142
4.50%, 11/18/34	155	154,113
4.80%, 11/18/44	150	143,757
4.65%, 06/01/46	1,000	943,107
Walmart, Inc.:
3.63%, 07/08/20	1,150	1,167,640
1.90%, 12/15/20(a)	500	495,678
3.13%, 06/23/21	4,500	4,561,760
2.35%, 12/15/22(a)	1,250	1,242,687
3.30%, 04/22/24	1,750	1,801,613
2.65%, 12/15/24	250	249,342
3.70%, 06/26/28(a)	1,000	1,053,315
3.95%, 06/28/38(a)	1,000	1,049,806
4.88%, 07/08/40	2,000	2,311,453
4.00%, 04/11/43(a)	150	155,758
4.30%, 04/22/44	750	818,849
3.63%, 12/15/47(a)	1,000	987,927
4.05%, 06/29/48(a)	1,400	1,486,867

		26,062,023

Food Products — 0.4%
Archer-Daniels-Midland Co.:
2.50%, 08/11/26(a)	1,750	1,682,695
4.54%, 03/26/42	75	81,937
4.02%, 04/16/43(a)	250	254,264
4.50%, 03/15/49	1,000	1,099,261
Bunge, Ltd. Finance Corp., 3.75%, 09/25/27(a)	1,000	909,672
Campbell Soup Co.:
3.30%, 03/19/25(a)	1,000	970,468
4.80%, 03/15/48	1,000	931,846
Conagra Brands, Inc.:
3.25%, 09/15/22(a)	200	198,954
3.20%, 01/25/23(a)	500	500,187
4.30%, 05/01/24(a)	1,000	1,037,672
4.60%, 11/01/25	1,000	1,049,560
5.30%, 11/01/38(a)	1,000	1,012,247
General Mills, Inc.:
3.15%, 12/15/21	650	655,110
2.60%, 10/12/22	250	247,056
3.65%, 02/15/24	500	510,570
3.20%, 02/10/27(a)	250	242,375
4.20%, 04/17/28(a)	1,000	1,039,127
4.70%, 04/17/48(a)	1,000	998,472
JM Smucker Co.:
3.50%, 10/15/21(a)	50	50,649
3.50%, 03/15/25(a)	1,250	1,253,056

18

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
JM Smucker Co. (continued):
4.25%, 03/15/35	$250	$241,547
Kellogg Co.:
4.00%, 12/15/20	2,000	2,041,255
3.25%, 04/01/26(a)	65	63,171
4.30%, 05/15/28(a)	1,000	1,025,982
4.50%, 04/01/46	350	331,202
Kraft Heinz Foods Co.:
3.50%, 07/15/22	250	252,373
3.95%, 07/15/25	1,750	1,763,552
3.00%, 06/01/26	310	288,952
4.63%, 01/30/29(a)	2,000	2,057,286
5.00%, 07/15/35(a)	500	492,755
6.50%, 02/09/40(a)	750	818,476
5.00%, 06/04/42	200	189,149
5.20%, 07/15/45	500	482,529
4.38%, 06/01/46	2,500	2,162,602
Sysco Corp.:
3.55%, 03/15/25	1,000	1,013,936
3.75%, 10/01/25	100	102,334
3.30%, 07/15/26(a)	130	129,190
4.85%, 10/01/45(a)	150	160,919
4.50%, 04/01/46(a)	250	255,548
4.45%, 03/15/48(a)	500	506,685
Tyson Foods, Inc.:
4.50%, 06/15/22	150	156,651
3.55%, 06/02/27(a)	1,000	983,117
4.88%, 08/15/34	70	72,436
5.15%, 08/15/44	250	254,332
5.10%, 09/28/48(a)	1,500	1,526,649

		32,097,806

Gas Utilities — 0.1%
Atmos Energy Corp.:
3.00%, 06/15/27	500	495,296
4.15%, 01/15/43	100	103,418
4.30%, 10/01/48	500	532,507
National Fuel Gas Co., 3.75%, 03/01/23	300	300,898
NiSource, Inc.:
3.65%, 06/15/23(a)	1,000	1,017,287
5.95%, 06/15/41(a)	1,050	1,229,122
5.25%, 02/15/43	75	82,380
4.80%, 02/15/44	250	263,019
4.38%, 05/15/47	500	505,033
Sempra Energy:
4.05%, 12/01/23	250	255,744
3.55%, 06/15/24	250	250,181
3.75%, 11/15/25	250	249,356
3.40%, 02/01/28(a)	2,000	1,929,008
4.00%, 02/01/48(a)	1,000	910,517
Southern California Gas Co.:
Series TT, 2.60%, 06/15/26	1,250	1,193,330
Series UU, 4.13%, 06/01/48	250	256,950

Security	Par (000)	Value

Gas Utilities (continued)
Southern Co. Gas Capital Corp.:
3.50%, 09/15/21	$50	$50,622
2.45%, 10/01/23	1,000	971,668
3.95%, 10/01/46(a)	750	703,427

		11,299,763

Health Care Equipment & Supplies — 0.3%
Baxter International, Inc.:
1.70%, 08/15/21	1,000	973,334
2.60%, 08/15/26(a)	730	697,021
Becton Dickinson & Co.:
2.89%, 06/06/22(a)	500	497,666
3.30%, 03/01/23	200	198,012
3.36%, 06/06/24(a)	500	499,998
3.73%, 12/15/24	250	253,828
3.70%, 06/06/27(a)	2,500	2,490,383
6.00%, 05/15/39	250	283,615
4.69%, 12/15/44(a)	250	257,989
4.67%, 06/06/47(a)	500	523,642
Boston Scientific Corp.:
4.13%, 10/01/23(a)	2,500	2,604,983
3.85%, 05/15/25	750	772,080
4.00%, 03/01/29	1,000	1,032,772
4.55%, 03/01/39	1,000	1,044,681
Medtronic Global Holdings SCA, 3.35%, 04/01/27(a)	1,000	1,017,453
Medtronic, Inc.:
4.13%, 03/15/21	50	51,300
3.15%, 03/15/22(a)	1,350	1,371,442
3.63%, 03/15/24(a)	400	415,100
3.50%, 03/15/25	1,500	1,546,783
4.38%, 03/15/35	350	382,140
4.63%, 03/15/45(a)	2,500	2,857,837
Stryker Corp.(a):
3.38%, 11/01/25	580	589,359
3.50%, 03/15/26	500	506,493
4.63%, 03/15/46	1,250	1,344,559
Zimmer Biomet Holdings, Inc.:
3.15%, 04/01/22	1,500	1,504,139
3.55%, 04/01/25	750	739,522
4.25%, 08/15/35	67	61,235
4.45%, 08/15/45(a)	1,000	935,696

		25,453,062

Health Care Providers & Services — 0.6%
Advocate Health & Hospitals Corp.:
3.83%, 08/15/28	74	77,818
4.27%, 08/15/48	107	114,301
Aetna, Inc.:
4.13%, 06/01/21	250	255,159
2.75%, 11/15/22(a)	2,250	2,219,867
2.80%, 06/15/23(a)	1,500	1,473,016
3.50%, 11/15/24(a)	320	320,206

19

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Aetna, Inc. (continued):
6.75%, 12/15/37(a)	$300	$362,738
4.50%, 05/15/42(a)	250	236,553
4.75%, 03/15/44	25	24,390
3.88%, 08/15/47	400	345,746
Anthem, Inc.:
3.13%, 05/15/22	200	201,651
2.95%, 12/01/22(a)	1,000	999,146
3.30%, 01/15/23(a)	100	101,168
3.50%, 08/15/24(a)	250	253,124
4.63%, 05/15/42(a)	50	51,603
4.65%, 01/15/43(a)	2,000	2,063,394
5.10%, 01/15/44	900	983,005
4.65%, 08/15/44(a)	350	362,697
4.38%, 12/01/47(a)	1,000	994,179
Ascension Health, 3.95%, 11/15/46(a)	500	514,125
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	200	207,668
CHRISTUS Health, Series C, 4.34%, 07/01/28	155	165,667
Cigna Corp.(d):
3.75%, 07/15/23	2,000	2,050,606
4.13%, 11/15/25(a)	1,000	1,034,983
4.38%, 10/15/28(a)	3,000	3,111,810
4.80%, 08/15/38	1,000	1,027,789
4.90%, 12/15/48	1,500	1,547,844
Cigna Holding Co.(a):
4.00%, 02/15/22	1,525	1,567,155
3.25%, 04/15/25	300	297,353
3.88%, 10/15/47	750	666,562
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	100	101,754
Dignity Health, 5.27%, 11/01/64	100	105,509
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	173	178,649
HCA, Inc.(a):
4.75%, 05/01/23	3,000	3,143,633
5.25%, 04/15/25	1,000	1,073,779
5.50%, 06/15/47	1,000	1,063,149
Humana, Inc.:
3.85%, 10/01/24(a)	500	509,416
4.63%, 12/01/42	1,000	1,027,914
4.95%, 10/01/44	250	266,973
4.80%, 03/15/47(a)	200	210,679
Johns Hopkins Health System Corp., 3.84%, 05/15/46	25	25,311
Kaiser Foundation Hospitals:
3.50%, 04/01/22	100	102,747
3.15%, 05/01/27(a)	500	502,867
4.15%, 05/01/47	1,110	1,176,617
Laboratory Corp. of America Holdings:
3.75%, 08/23/22	100	102,224

Security	Par (000)	Value

Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (continued):
4.00%, 11/01/23	$100	$102,771
3.25%, 09/01/24	1,000	989,351
3.60%, 02/01/25	75	74,748
3.60%, 09/01/27(a)	500	496,927
4.70%, 02/01/45	150	146,196
Mayo Clinic, Series 2016, 4.13%, 11/15/52	300	311,355
McKesson Corp.:
2.85%, 03/15/23(a)	150	148,317
3.80%, 03/15/24	1,500	1,531,189
3.95%, 02/16/28(a)	2,000	2,000,031
Memorial Sloan-Kettering Cancer Center:
5.00%, 07/01/42	200	237,621
4.13%, 07/01/52	200	207,277
Mercy Health, Series 2018, 4.30%, 07/01/28	64	68,841
Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 07/01/48	66	65,081
New York and Presbyterian Hospital, 4.02%, 08/01/45	150	156,974
Northwell Healthcare, Inc.:
3.98%, 11/01/46	200	193,312
4.26%, 11/01/47	70	70,591
Orlando Health Obligated Group, 4.09%, 10/01/48	29	29,155
Partners Healthcare System, Inc., Series 2017, 3.77%, 07/01/48	85	82,914
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	79	90,118
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48	77	77,248
Quest Diagnostics, Inc.:
4.70%, 04/01/21(a)	100	103,092
4.25%, 04/01/24(a)	250	260,546
3.50%, 03/30/25	370	370,063
4.20%, 06/30/29	250	256,933
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	60	59,597
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	64,295
Sutter Health:
3.70%, 08/15/28	86	89,724
4.09%, 08/15/48	107	110,041
Toledo Hospital:
6.02%, 11/15/48	125	138,861
Series B, 5.33%, 11/15/28	125	131,925
UnitedHealth Group, Inc.:
1.95%, 10/15/20	2,000	1,978,520
2.13%, 03/15/21(a)	1,500	1,487,028

20

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued):
3.35%, 07/15/22	$750	$766,138
2.88%, 03/15/23(a)	250	251,433
3.10%, 03/15/26(a)	500	499,375
3.45%, 01/15/27	500	508,993
3.38%, 04/15/27(a)	1,000	1,012,689
3.85%, 06/15/28	1,000	1,046,542
4.63%, 07/15/35(a)	555	622,164
6.88%, 02/15/38(a)	100	137,612
5.95%, 02/15/41	100	127,547
3.95%, 10/15/42	150	151,322
4.75%, 07/15/45(a)	2,500	2,824,816
4.20%, 01/15/47	750	777,324
4.25%, 04/15/47	1,000	1,046,501
3.75%, 10/15/47(a)	500	485,568
4.25%, 06/15/48	400	420,809
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	108	119,247

		56,151,266

Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 3.95%, 10/15/20	250	254,582
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25(a)	400	419,000
5.30%, 01/15/29	1,000	1,043,600
Hyatt Hotels Corp.:
3.38%, 07/15/23	190	190,693
4.38%, 09/15/28	305	311,838
Marriott International, Inc.(a):
2.30%, 01/15/22	2,000	1,965,817
3.25%, 09/15/22	100	100,392
4.50%, 10/01/34	250	255,357
McDonald’s Corp.:
3.50%, 07/15/20(a)	50	50,544
2.75%, 12/09/20(a)	250	250,439
2.63%, 01/15/22(a)	3,000	2,994,023
3.35%, 04/01/23	250	255,136
3.25%, 06/10/24	400	408,008
3.38%, 05/26/25(a)	500	508,940
3.70%, 01/30/26(a)	250	258,082
3.50%, 03/01/27(a)	1,000	1,013,356
4.70%, 12/09/35(a)	315	337,618
6.30%, 03/01/38(a)	1,000	1,237,255
3.70%, 02/15/42	100	91,460
4.88%, 12/09/45(a)	750	811,256
4.45%, 03/01/47	500	509,648
4.45%, 09/01/48(a)	500	513,182
Sands China Ltd.:
4.60%, 08/08/23	500	513,233
5.13%, 08/08/25	500	522,293
5.40%, 08/08/28	750	782,396
Starbucks Corp.:
2.20%, 11/22/20	3,000	2,980,643

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued):
3.10%, 03/01/23(a)	$3,000	$3,030,698
3.85%, 10/01/23(a)	250	260,118
4.00%, 11/15/28(a)	500	522,432
3.75%, 12/01/47	1,000	906,301

		23,298,340

Household Durables — 0.0%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	200,833
Mohawk Industries, Inc., 3.85%, 02/01/23	125	128,961
Newell Brands, Inc.:
3.85%, 04/01/23	1,000	988,833
4.00%, 12/01/24(a)	250	240,952
4.20%, 04/01/26	550	524,933
5.38%, 04/01/36	270	245,215
Whirlpool Corp.:
5.15%, 03/01/43	200	189,684
4.50%, 06/01/46(a)	250	220,658

		2,740,069

Household Products — 0.0%
Clorox Co.:
3.05%, 09/15/22	50	50,673
3.50%, 12/15/24	250	258,870
Kimberly-Clark Corp.:
2.65%, 03/01/25	85	83,019
2.75%, 02/15/26(a)	500	491,441
5.30%, 03/01/41	250	303,869
3.20%, 07/30/46	210	190,930
3.90%, 05/04/47(a)	750	767,222

		2,146,024

Industrial Conglomerates — 0.2%
3M Co.:
1.63%, 09/19/21	500	489,824
2.00%, 06/26/22(a)	500	494,157
3.00%, 08/07/25	250	254,528
2.88%, 10/15/27(a)	750	744,719
3.13%, 09/19/46	250	225,716
4.00%, 09/14/48(a)	1,000	1,046,140
Crane Co., 4.45%, 12/15/23	125	131,418
Dover Corp., 3.15%, 11/15/25	250	247,919
General Electric Co.:
5.30%, 02/11/21	1,000	1,034,978
4.38%, 09/16/20	300	305,709
4.63%, 01/07/21(a)	72	73,920
4.65%, 10/17/21	201	208,309
2.70%, 10/09/22	1,000	982,032
3.10%, 01/09/23	1,500	1,490,582
3.45%, 05/15/24	4,086	4,066,555
6.75%, 03/15/32(a)	394	455,019
5.88%, 01/14/38	1,215	1,292,440

21

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Industrial Conglomerates (continued)
General Electric Co. (continued):
6.88%, 01/10/39(a)	$322	$380,756
4.13%, 10/09/42	750	650,864
4.50%, 03/11/44(a)	1,500	1,370,316
Ingersoll-Rand Global Holding Co., Ltd., 4.30%, 02/21/48(a)	500	498,400
Koninklijke Philips NV, 5.00%, 03/15/42	250	278,066

		16,722,367

Insurance — 0.8%
Aflac, Inc.:
3.63%, 06/15/23	250	259,794
3.63%, 11/15/24(a)	250	259,140
2.88%, 10/15/26(a)	750	733,522
Alleghany Corp., 4.95%, 06/27/22	550	583,209
Allstate Corp.:
3.15%, 06/15/23	250	253,051
3.28%, 12/15/26(a)	750	760,527
4.50%, 06/15/43	150	163,252
4.20%, 12/15/46(a)	250	256,683
American Financial Group, Inc., 4.50%, 06/15/47	750	706,527
American International Group, Inc.:
3.38%, 08/15/20(a)	250	252,508
6.40%, 12/15/20(a)	1,000	1,057,495
3.30%, 03/01/21(a)	2,000	2,012,515
4.88%, 06/01/22(a)	250	264,484
4.13%, 02/15/24(a)	250	257,775
3.75%, 07/10/25	750	750,506
3.90%, 04/01/26(a)	1,000	1,006,328
3.88%, 01/15/35	500	457,817
4.70%, 07/10/35	500	501,301
4.50%, 07/16/44	250	239,402
4.80%, 07/10/45(a)	2,000	2,001,498
4.75%, 04/01/48	1,000	994,585
Aon Corp., 4.50%, 12/15/28(a)	1,000	1,055,424
Aon PLC:
2.80%, 03/15/21(a)	250	249,473
3.50%, 06/14/24(a)	1,000	1,014,309
3.88%, 12/15/25(a)	600	619,383
4.60%, 06/14/44	250	254,149
Arch Capital Finance LLC, 4.01%, 12/15/26	1,000	1,039,306
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	138,946
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24	110	117,950
AXA Equitable Holdings, Inc.:
4.35%, 04/20/28(a)	1,000	1,015,173
5.00%, 04/20/48	500	489,038
AXA SA, 8.60%, 12/15/30(a)	50	65,500

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp.:
4.25%, 01/15/21	$250	$258,007
3.00%, 05/15/22(a)	750	762,438
4.40%, 05/15/42	100	106,829
4.30%, 05/15/43	250	264,571
4.20%, 08/15/48	750	777,055
4.25%, 01/15/49(a)	2,000	2,093,423
Berkshire Hathaway, Inc.:
2.20%, 03/15/21(a)	500	497,715
3.00%, 02/11/23(a)	1,000	1,017,133
2.75%, 03/15/23	1,000	1,005,968
3.13%, 03/15/26(a)	1,400	1,414,331
4.50%, 02/11/43(a)	1,100	1,199,645
Brighthouse Financial, Inc., 3.70%, 06/22/27	2,500	2,266,967
Chubb Corp.:
6.00%, 05/11/37(a)	50	64,273
Series 1, 6.50%, 05/15/38	100	135,304
Chubb INA Holdings, Inc.:
2.88%, 11/03/22(a)	1,000	1,007,992
3.35%, 05/15/24	500	511,541
3.35%, 05/03/26	795	809,013
4.15%, 03/13/43	150	157,918
CNA Financial Corp.:
5.75%, 08/15/21(a)	100	106,331
4.50%, 03/01/26	350	364,626
First American Financial Corp., 4.60%, 11/15/24	200	207,391
Hartford Financial Services Group, Inc.(a):
5.13%, 04/15/22	3,000	3,200,880
6.10%, 10/01/41	100	121,898
Lincoln National Corp.:
4.85%, 06/24/21	300	311,915
4.20%, 03/15/22(a)	1,350	1,400,479
4.00%, 09/01/23	200	209,011
3.35%, 03/09/25(a)	65	65,242
3.80%, 03/01/28	2,000	2,026,850
6.30%, 10/09/37	250	305,156
4.35%, 03/01/48	200	198,304
Loews Corp.:
2.63%, 05/15/23(a)	250	247,913
3.75%, 04/01/26	500	515,221
Manulife Financial Corp.:
4.15%, 03/04/26(a)	500	526,055
(5 year USD Swap + 1.65%), 4.06%, 02/24/32(c)	500	486,056
Markel Corp., 4.30%, 11/01/47	750	675,005
Marsh & McLennan Cos., Inc.:
4.80%, 07/15/21	50	51,991
2.75%, 01/30/22	1,000	998,819
3.30%, 03/14/23	500	506,880

22

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Cos., Inc. (continued):
3.50%, 06/03/24(a)	$2,000	$2,039,075
3.75%, 03/14/26	1,000	1,029,884
4.38%, 03/15/29(a)	1,000	1,058,194
4.90%, 03/15/49	1,000	1,094,969
MetLife, Inc.:
4.75%, 02/08/21(a)	155	160,611
3.00%, 03/01/25	650	651,113
6.38%, 06/15/34	1,000	1,296,625
5.88%, 02/06/41(a)	2,000	2,488,396
4.13%, 08/13/42	300	302,666
4.88%, 11/13/43	250	278,286
4.05%, 03/01/45(a)	250	249,738
4.60%, 05/13/46	500	542,188
Old Republic International Corp., 4.88%, 10/01/24	250	263,667
Principal Financial Group, Inc.:
3.40%, 05/15/25	250	251,104
3.10%, 11/15/26	1,000	973,904
4.63%, 09/15/42	50	51,683
4.30%, 11/15/46	250	247,965
Progressive Corp.:
3.75%, 08/23/21(a)	1,050	1,070,136
2.45%, 01/15/27(a)	500	475,163
4.35%, 04/25/44	100	105,985
3.70%, 01/26/45	200	194,448
4.20%, 03/15/48(a)	500	522,848
Prudential Financial, Inc.:
5.38%, 06/21/20(a)	350	361,289
3.50%, 05/15/24(a)	1,000	1,034,702
3.88%, 03/27/28(a)	951	998,090
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(c)	350	353,789
4.60%, 05/15/44(a)	250	265,247
5.70%, 09/15/48(b)	2,000	2,024,100
3.94%, 12/07/49(a)	908	876,213
4.35%, 02/25/50	1,000	1,033,789
Travelers Cos., Inc.:
3.90%, 11/01/20(a)	250	255,090
6.75%, 06/20/36	250	339,677
4.60%, 08/01/43(a)	850	943,687
4.30%, 08/25/45	250	265,126
4.00%, 05/30/47(a)	250	255,479
4.05%, 03/07/48	2,000	2,052,263
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	100	129,652
Trinity Acquisition PLC, 4.40%, 03/15/26(a)	500	518,787
Unum Group, 5.75%, 08/15/42	250	266,949
Voya Financial, Inc.(a):
3.65%, 06/15/26	350	347,437
5.70%, 07/15/43	500	580,660

Security	Par (000)	Value

Insurance (continued)
Willis North America, Inc., 4.50%, 09/15/28	$1,500	$1,559,484
WR Berkley Corp., 4.63%, 03/15/22	200	208,890

		76,725,764

Interactive Media & Services — 0.1%
Alphabet, Inc.(a):
3.63%, 05/19/21	25	25,633
3.38%, 02/25/24	500	519,880
2.00%, 08/15/26	500	471,749
Baidu, Inc.:
4.13%, 06/30/25	1,000	1,021,425
4.88%, 11/14/28	2,000	2,133,258
Booking Holdings, Inc., 2.75%, 03/15/23(a)	500	497,513
eBay, Inc.:
3.25%, 10/15/20	50	50,213
3.80%, 03/09/22(a)	640	653,818
2.60%, 07/15/22(a)	50	49,305
3.60%, 06/05/27(a)	1,000	974,791

		6,397,585

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	1,000	981,184
Amazon.com, Inc.:
1.90%, 08/21/20	500	495,884
2.40%, 02/22/23(a)	500	495,427
2.80%, 08/22/24	1,500	1,502,631
3.15%, 08/22/27(a)	2,750	2,768,524
4.80%, 12/05/34(a)	600	698,524
3.88%, 08/22/37(a)	1,000	1,039,389
4.05%, 08/22/47(a)	2,000	2,117,776
4.25%, 08/22/57	1,000	1,075,414
Expedia Group, Inc.:
4.50%, 08/15/24(a)	250	259,507
3.80%, 02/15/28	750	723,721

		12,157,981

IT Services — 0.3%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21(a)	475	477,297
3.60%, 11/28/24	2,500	2,553,690
4.50%, 11/28/34	250	260,913
4.00%, 12/06/37	1,000	968,350
4.20%, 12/06/47	1,300	1,268,865
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26(a)	270	261,304
DXC Technology Co., 4.75%, 04/15/27(a)	1,000	1,015,694
Fidelity National Information Services, Inc.:
3.63%, 10/15/20(a)	1,000	1,010,511

23

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Fidelity National Information Services, Inc. (continued):
3.50%, 04/15/23	$25	$25,415
5.00%, 10/15/25(a)	500	538,724
3.00%, 08/15/26(a)	750	718,538
Series 10Y, 4.25%, 05/15/28	1,000	1,028,150
Fiserv, Inc.:
2.70%, 06/01/20	500	499,419
4.20%, 10/01/28	2,000	2,060,122
IBM Credit LLC, 3.00%, 02/06/23(a)	500	503,753
International Business Machines Corp.:
1.63%, 05/15/20	1,000	988,920
2.25%, 02/19/21(a)	1,000	991,568
2.90%, 11/01/21(a)	100	100,461
2.50%, 01/27/22	600	594,789
2.88%, 11/09/22(a)	3,400	3,412,075
3.63%, 02/12/24(a)	775	797,627
3.45%, 02/19/26	250	253,856
3.30%, 01/27/27	1,000	1,004,753
5.88%, 11/29/32	250	313,115
4.00%, 06/20/42(a)	850	833,478
4.70%, 02/19/46(a)	250	273,010
Verisk Analytics, Inc., 4.00%, 06/15/25	250	260,689
Western Union Co., 6.20%, 11/17/36	25	26,596

		23,041,682

Leisure Products — 0.0%
Hasbro, Inc.:
3.50%, 09/15/27(a)	250	240,609
6.35%, 03/15/40(a)	500	551,543
5.10%, 05/15/44	60	57,955

		850,107

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 07/15/23(a)	200	206,445
Thermo Fisher Scientific, Inc.:
3.60%, 08/15/21(a)	4,000	4,065,542
3.30%, 02/15/22(a)	305	308,927
3.15%, 01/15/23(a)	250	251,756
4.15%, 02/01/24(a)	250	261,256
3.65%, 12/15/25(a)	500	512,629
3.20%, 08/15/27	500	488,994
4.10%, 08/15/47(a)	500	494,908

		6,590,457

Machinery — 0.2%
Caterpillar, Inc.:
3.90%, 05/27/21(a)	50	51,310
3.40%, 05/15/24(a)	500	518,173
5.20%, 05/27/41	600	709,664

Security	Par (000)	Value

Machinery (continued)
Caterpillar, Inc. (continued):
3.80%, 08/15/42(a)	$700	$711,239
CNH Industrial NV, 4.50%, 08/15/23	3,000	3,112,500
Cummins, Inc., 3.65%, 10/01/23	250	260,585
Deere & Co., 3.90%, 06/09/42(a)	550	576,110
Flowserve Corp., 3.50%, 09/15/22	100	100,511
Fortive Corp., 3.15%, 06/15/26	500	486,891
Illinois Tool Works, Inc.:
2.65%, 11/15/26(a)	3,000	2,956,641
4.88%, 09/15/41	50	58,391
3.90%, 09/01/42(a)	75	78,628
Ingersoll-Rand Luxembourg Finance SA:
3.55%, 11/01/24	500	510,328
4.65%, 11/01/44	30	30,810
4.50%, 03/21/49	1,000	1,026,415
Parker-Hannifin Corp.:
4.20%, 11/21/34	250	262,948
4.10%, 03/01/47	500	509,889
Stanley Black & Decker, Inc.:
2.90%, 11/01/22	150	151,155
4.85%, 11/15/48(a)	1,000	1,116,679
Valmont Industries, Inc., 5.00%, 10/01/44(a)	1,000	938,806
Wabtec Corp.:
4.40%, 03/15/24(a)	500	508,311
4.95%, 09/15/28	500	507,429
Xylem, Inc., 4.38%, 11/01/46	500	505,096

		15,688,509

Media — 1.1%
CBS Corp.:
3.70%, 08/15/24	1,000	1,016,479
3.50%, 01/15/25	500	499,962
4.00%, 01/15/26(a)	1,500	1,523,880
3.38%, 02/15/28	500	476,286
3.70%, 06/01/28(a)	500	487,214
4.85%, 07/01/42	325	323,287
4.90%, 08/15/44(a)	1,000	984,580
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20(a)	1,500	1,510,904
4.46%, 07/23/22(a)	1,000	1,034,611
4.50%, 02/01/24(a)	4,000	4,160,441
4.91%, 07/23/25(a)	1,930	2,036,493
3.75%, 02/15/28(a)	1,000	963,878
5.05%, 03/30/29	1,000	1,053,697
6.38%, 10/23/35	250	278,753
5.38%, 04/01/38(a)	1,000	1,005,369
6.48%, 10/23/45(a)	1,000	1,121,003
5.38%, 05/01/47(a)	500	498,195

24

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued):
5.75%, 04/01/48(a)	$1,000	$1,044,586
6.83%, 10/23/55	250	283,028
Cintas Corp. No. 2:
4.30%, 06/01/21	25	25,786
2.90%, 04/01/22	250	250,916
3.70%, 04/01/27	500	513,366
Comcast Corp.:
3.45%, 10/01/21	3,000	3,059,163
2.75%, 03/01/23	750	748,732
3.00%, 02/01/24(a)	1,500	1,501,999
3.60%, 03/01/24(a)	250	257,339
3.70%, 04/15/24	1,000	1,033,025
3.38%, 08/15/25(a)	500	506,547
3.95%, 10/15/25	2,000	2,091,640
3.15%, 03/01/26(a)	750	746,201
2.35%, 01/15/27(a)	1,850	1,728,628
3.30%, 02/01/27(a)	2,000	1,997,917
3.15%, 02/15/28	250	244,629
3.55%, 05/01/28	1,000	1,008,721
4.15%, 10/15/28	2,720	2,862,903
4.25%, 10/15/30	1,000	1,062,381
4.25%, 01/15/33(a)	650	686,045
4.20%, 08/15/34(a)	2,235	2,325,590
4.40%, 08/15/35(a)	250	261,036
3.20%, 07/15/36(a)	500	454,634
3.90%, 03/01/38(a)	500	491,299
4.60%, 10/15/38	2,000	2,140,954
4.65%, 07/15/42	1,150	1,234,471
4.75%, 03/01/44	250	270,997
4.60%, 08/15/45	500	532,929
3.40%, 07/15/46(a)	500	442,873
4.00%, 08/15/47(a)	500	485,753
3.97%, 11/01/47(a)	1,500	1,447,121
4.00%, 03/01/48(a)	500	487,356
4.70%, 10/15/48(a)	2,000	2,168,214
4.00%, 11/01/49(a)	755	734,529
4.05%, 11/01/52	194	189,017
4.95%, 10/15/58	1,000	1,102,999
Discovery Communications LLC:
4.38%, 06/15/21	50	51,368
2.95%, 03/20/23(a)	1,000	990,498
3.25%, 04/01/23(a)	50	49,773
3.90%, 11/15/24(a)(d)	250	254,181
3.45%, 03/15/25	1,000	977,124
4.90%, 03/11/26	330	347,381
3.95%, 03/20/28(a)	1,220	1,185,349
5.00%, 09/20/37(a)	500	486,129
4.95%, 05/15/42	50	46,358
4.88%, 04/01/43(a)	150	138,516
5.20%, 09/20/47	1,445	1,404,335

Security	Par (000)	Value

Media (continued)
Fox Corp.(d):
4.03%, 01/25/24(a)	$2,000	$2,073,369
4.71%, 01/25/29(a)	1,000	1,072,193
5.48%, 01/25/39(a)	1,000	1,105,809
5.58%, 01/25/49	1,000	1,125,484
Grupo Televisa SAB:
4.63%, 01/30/26	2,000	2,053,580
6.63%, 01/15/40	250	291,189
5.00%, 05/13/45	200	195,652
6.13%, 01/31/46	250	282,831
Interpublic Group of Cos., Inc.:
3.75%, 10/01/21	1,000	1,017,379
4.20%, 04/15/24(a)	250	257,147
NBCUniversal Media LLC:
4.38%, 04/01/21	600	619,821
2.88%, 01/15/23(a)	250	250,913
5.95%, 04/01/41(a)	250	307,402
4.45%, 01/15/43	250	258,922
Omnicom Group, Inc/Omnicom Capital, Inc.:
3.63%, 05/01/22	125	127,238
3.65%, 11/01/24	70	70,679
3.60%, 04/15/26(a)	500	495,922
RELX Capital, Inc., 3.50%, 03/16/23(a)	300	303,954
TCI Communications, Inc., 7.88%, 02/15/26	250	316,521
TELUS Corp., 4.60%, 11/16/48(a)	200	210,565
Thomson Reuters Corp.:
4.30%, 11/23/23(a)	250	260,075
3.35%, 05/15/26	140	134,327
5.65%, 11/23/43	2,000	2,213,508
Time Warner Cable LLC:
4.13%, 02/15/21(a)	100	101,562
4.00%, 09/01/21(a)	300	304,902
6.55%, 05/01/37(a)	650	718,075
6.75%, 06/15/39(a)	2,050	2,286,446
5.88%, 11/15/40	250	256,225
5.50%, 09/01/41(a)	250	245,831
4.50%, 09/15/42	1,225	1,070,682
TWDC Enterprises 18 Corp.:
2.15%, 09/17/20	500	497,211
2.30%, 02/12/21	500	497,625
3.75%, 06/01/21	50	51,197
2.35%, 12/01/22	1,300	1,285,638
3.15%, 09/17/25(a)	165	168,478
3.00%, 02/13/26	200	201,191
1.85%, 07/30/26(a)	1,000	926,068
2.95%, 06/15/27(a)	750	742,703
4.13%, 06/01/44(a)	500	532,876
3.00%, 07/30/46	75	66,011
Series E, 4.13%, 12/01/41	250	259,911
Viacom, Inc.:
4.25%, 09/01/23(a)	1,250	1,299,485

25

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Viacom, Inc. (continued):
6.88%, 04/30/36(a)	$250	$293,339
4.38%, 03/15/43(a)	1,070	961,959
5.85%, 09/01/43	100	108,750
5.25%, 04/01/44	250	252,043
Walt Disney Co.(d):
4.50%, 02/15/21	1,100	1,138,199
3.00%, 09/15/22	150	151,469
4.00%, 10/01/23	500	522,206
3.70%, 09/15/24	500	521,071
3.70%, 10/15/25	830	860,976
3.38%, 11/15/26	1,500	1,531,012
6.20%, 12/15/34	350	458,020
6.15%, 03/01/37	300	388,225
6.65%, 11/15/37	250	344,841
6.15%, 02/15/41	400	535,772
4.75%, 09/15/44	500	573,081
4.95%, 10/15/45	15	17,845
4.75%, 11/15/46	500	580,099
Warner Media LLC:
3.60%, 07/15/25(a)	250	249,373
3.88%, 01/15/26	1,000	1,003,416
2.95%, 07/15/26(a)	1,500	1,419,686
3.80%, 02/15/27	500	497,966
6.25%, 03/29/41	150	174,733
5.38%, 10/15/41(a)	1,500	1,590,046
4.90%, 06/15/42(a)	350	350,426
5.35%, 12/15/43	250	262,654
4.65%, 06/01/44	250	241,273
4.85%, 07/15/45	500	504,679
WPP Finance 2010:
4.75%, 11/21/21(a)	100	103,345
3.63%, 09/07/22	1,500	1,502,464
3.75%, 09/19/24(a)	250	246,548

		105,271,481

Metal Fabricating — 0.0%
Timken Co., 4.50%, 12/15/28	500	503,743

Metals & Mining — 0.3%
ArcelorMittal:
6.13%, 06/01/25(a)	1,000	1,106,570
7.00%, 10/15/39	375	426,948
Barrick Gold Corp., 5.25%, 04/01/42(a)	950	1,027,311
Barrick North America Finance LLC(a):
5.70%, 05/30/41	250	285,650
5.75%, 05/01/43	250	289,930
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22	1,250	1,262,307
5.00%, 09/30/43	1,850	2,172,627
Goldcorp, Inc.:
3.63%, 06/09/21	250	252,209

Security	Par (000)	Value

Metals & Mining (continued)
Goldcorp, Inc. (continued):
3.70%, 03/15/23(a)	$500	$508,108
Newmont Mining Corp.:
3.50%, 03/15/22	1,950	1,976,976
4.88%, 03/15/42(a)	1,300	1,357,274
Nucor Corp.:
3.95%, 05/01/28(a)	1,000	1,036,652
5.20%, 08/01/43	250	283,738
4.40%, 05/01/48(a)	500	511,436
Precision Castparts Corp.:
2.50%, 01/15/23	150	149,310
4.20%, 06/15/35	250	257,822
Reliance Steel & Aluminum Co., 4.50%, 04/15/23(a)	25	25,932
Rio Tinto Finance USA Ltd.:
3.75%, 06/15/25	3,500	3,673,007
5.20%, 11/02/40	350	417,048
Rio Tinto Finance USA PLC(a):
4.75%, 03/22/42	100	112,795
4.13%, 08/21/42	500	522,259
Southern Copper Corp.:
5.38%, 04/16/20	1,000	1,023,880
3.50%, 11/08/22	1,000	1,005,215
3.88%, 04/23/25	2,750	2,780,938
6.75%, 04/16/40	1,350	1,620,810
5.88%, 04/23/45	615	689,261
Teck Resources Ltd., 5.40%, 02/01/43	2,000	1,972,013
Vale Overseas Ltd.:
4.38%, 01/11/22	397	404,158
6.25%, 08/10/26	2,000	2,184,000
6.88%, 11/21/36(a)	450	513,407
6.88%, 11/10/39	1,250	1,434,375

		31,283,966

Multi-Utilities — 0.1%
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	250	299,271
CenterPoint Energy, Inc., 4.25%, 11/01/28	2,000	2,068,409
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/20	750	749,868
3.60%, 12/15/24(a)	250	253,756
ONE Gas, Inc., 4.66%, 02/01/44	250	278,489
San Diego Gas & Electric Co.:
3.60%, 09/01/23(a)	250	254,970
4.30%, 04/01/42	100	97,283

		4,002,046

Multiline Retail — 0.1%
Kohl’s Corp., 5.55%, 07/17/45	100	96,811
Nordstrom, Inc.:
4.75%, 05/01/20	750	763,460

26

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multiline Retail (continued)
Nordstrom, Inc. (continued):
4.00%, 10/15/21	$100	$102,303
5.00%, 01/15/44	500	451,991
O’Reilly Automotive, Inc., 4.35%, 06/01/28	1,000	1,043,752
Target Corp.:
3.88%, 07/15/20(a)	3,000	3,053,027
2.90%, 01/15/22(a)	150	151,950
2.50%, 04/15/26(a)	250	243,129
4.00%, 07/01/42	350	353,184
3.63%, 04/15/46(a)	850	802,647
3.90%, 11/15/47(a)	500	494,759

		7,557,013

Office Supplies & Equipment — 0.0%
VMware, Inc., 2.95%, 08/21/22(a)	2,000	1,978,786

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.:
5.55%, 03/15/26	1,090	1,187,159
6.45%, 09/15/36(a)	350	402,697
6.20%, 03/15/40	1,250	1,403,089
4.50%, 07/15/44	250	235,255
6.60%, 03/15/46(a)	1,000	1,215,799
Andeavor Logistics LP/Tesoro Logistics Finance Corp.(a):
3.50%, 12/01/22	1,000	1,010,099
5.20%, 12/01/47	500	500,686
Apache Corp.:
3.25%, 04/15/22	1,474	1,475,163
4.38%, 10/15/28	2,000	2,014,817
6.00%, 01/15/37(a)	78	85,165
5.10%, 09/01/40	250	245,811
5.25%, 02/01/42	250	251,952
4.75%, 04/15/43	250	235,062
4.25%, 01/15/44	600	531,721
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	196,059
BP Capital Markets America, Inc.:
4.74%, 03/11/21	550	571,292
2.11%, 09/16/21	500	492,570
3.25%, 05/06/22	100	101,537
2.52%, 09/19/22	1,000	990,367
2.75%, 05/10/23(a)	350	348,609
3.22%, 11/28/23	1,000	1,011,826
3.41%, 02/11/26(a)	2,000	2,035,887
3.12%, 05/04/26(a)	350	349,207
3.02%, 01/16/27	500	490,813
3.94%, 09/21/28(a)	500	523,840
4.23%, 11/06/28	1,000	1,069,642
BP Capital Markets PLC:
3.56%, 11/01/21	3,000	3,062,198
3.06%, 03/17/22	210	212,244

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC (continued):
3.99%, 09/26/23	$250	$261,807
3.28%, 09/19/27(a)	500	497,742
Buckeye Partners LP:
4.15%, 07/01/23	250	255,039
3.95%, 12/01/26(a)	500	475,381
5.85%, 11/15/43	500	497,191
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	1,100	1,112,461
2.95%, 01/15/23	1,000	992,573
3.80%, 04/15/24(a)	1,250	1,275,724
3.90%, 02/01/25	250	254,983
3.85%, 06/01/27(a)	1,000	1,002,530
6.25%, 03/15/38(a)	300	361,490
4.95%, 06/01/47(a)	1,500	1,631,464
Cenovus Energy, Inc.:
4.25%, 04/15/27	1,000	983,051
5.25%, 06/15/37	500	491,297
6.75%, 11/15/39	500	557,247
5.40%, 06/15/47(a)	500	495,085
Chevron Corp.:
2.43%, 06/24/20(a)	550	549,087
2.42%, 11/17/20	2,000	1,996,084
2.10%, 05/16/21	3,000	2,978,479
2.41%, 03/03/22	145	144,761
3.33%, 11/17/25(a)	500	515,139
2.95%, 05/16/26(a)	1,250	1,259,055
Cimarex Energy Co., 4.38%, 03/15/29	1,000	1,029,128
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,300	1,285,888
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	500	498,142
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	500	504,887
CNOOC Nexen Finance 2014 ULC:
4.25%, 04/30/24	1,750	1,826,186
4.88%, 04/30/44	500	559,687
Columbia Pipeline Group, Inc., 4.50%, 06/01/25(a)	250	260,925
Concho Resources, Inc.(a):
3.75%, 10/01/27	1,000	991,838
4.88%, 10/01/47	500	527,756
ConocoPhillips, 6.50%, 02/01/39	1,400	1,889,090
ConocoPhillips Co.(a):
4.95%, 03/15/26	1,000	1,114,340
4.30%, 11/15/44	500	533,508
5.95%, 03/15/46	750	989,724
ConocoPhillips Holding Co., 6.95%, 04/15/29	100	129,442
Continental Resources, Inc., 4.38%, 01/15/28(a)	1,000	1,026,698
Devon Energy Corp.: 4.00%, 07/15/21	150	153,057

27

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp. (continued):
5.85%, 12/15/25(a)	$250	$283,674
5.60%, 07/15/41	500	551,002
4.75%, 05/15/42(a)	350	351,401
5.00%, 06/15/45(a)	500	523,646
Ecopetrol SA:
5.88%, 09/18/23	350	382,287
4.13%, 01/16/25(a)	1,000	1,012,500
5.38%, 06/26/26	500	537,500
5.88%, 05/28/45	750	777,187
Enable Midstream Partners LP:
4.95%, 05/15/28(a)	1,000	1,012,505
5.00%, 05/15/44	500	448,970
Enbridge Energy Partners LP:
4.20%, 09/15/21	100	102,388
5.88%, 10/15/25	1,500	1,698,421
7.38%, 10/15/45	800	1,107,337
Enbridge, Inc.:
3.50%, 06/10/24	65	65,672
4.25%, 12/01/26(a)	1,000	1,042,621
3.70%, 07/15/27	1,000	997,090
4.50%, 06/10/44	250	251,323
Encana Corp.:
3.90%, 11/15/21(a)	1,250	1,272,637
7.20%, 11/01/31	1,000	1,232,157
7.38%, 11/01/31	250	314,523
6.50%, 02/01/38(a)	250	293,337
Energy Transfer Operating LP:
5.20%, 02/01/22	250	262,571
3.60%, 02/01/23	150	151,251
4.90%, 02/01/24	250	263,588
4.75%, 01/15/26(a)	1,000	1,045,248
4.20%, 04/15/27(a)	1,000	1,003,853
4.90%, 03/15/35(a)	250	237,563
5.15%, 02/01/43(a)	500	478,277
5.95%, 10/01/43(a)	150	158,200
5.15%, 03/15/45(a)	2,000	1,922,331
6.13%, 12/15/45	250	271,879
5.30%, 04/15/47(a)	250	246,712
6.25%, 04/15/49	1,500	1,680,126
Series 30Y, 6.00%, 06/15/48	500	539,778
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22(a)	500	534,456
Enterprise Products Operating LLC:
2.80%, 02/15/21(a)	500	500,285
3.90%, 02/15/24	125	129,772
3.75%, 02/15/25(a)	790	815,477
3.70%, 02/15/26(a)	960	984,541
3.95%, 02/15/27	3,000	3,099,842
5.95%, 02/01/41(a)	150	179,341
4.45%, 02/15/43(a)	325	326,365

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued):
4.85%, 03/15/44(a)	$200	$211,785
5.10%, 02/15/45	250	273,793
4.90%, 05/15/46	350	375,354
4.25%, 02/15/48(a)	1,000	974,620
4.80%, 02/01/49(a)	1,000	1,063,725
5.38%, 02/15/78(b)	1,000	892,050
Series E, 5.25%, 08/16/77(a)(b)	750	693,750
EOG Resources, Inc.:
3.15%, 04/01/25	80	79,940
5.10%, 01/15/36	250	284,161
EQT Corp.:
4.88%, 11/15/21	50	51,880
3.00%, 10/01/22	1,000	981,249
EQT Midstream Partners LP, Series 10Y, 5.50%, 07/15/28(a)	1,000	1,010,137
Equinor ASA:
2.75%, 11/10/21(a)	500	503,070
2.65%, 01/15/24	1,500	1,493,092
3.70%, 03/01/24(a)	250	261,305
3.25%, 11/10/24	500	511,724
5.10%, 08/17/40	1,100	1,297,133
4.25%, 11/23/41(a)	300	318,967
Exxon Mobil Corp.:
2.22%, 03/01/21(a)	750	746,595
2.40%, 03/06/22(a)	500	499,988
2.73%, 03/01/23	1,000	1,006,832
3.18%, 03/15/24(a)	250	256,884
2.71%, 03/06/25(a)	1,250	1,251,233
3.04%, 03/01/26	620	629,056
4.11%, 03/01/46(a)	1,000	1,082,635
Hess Corp.:
4.30%, 04/01/27	1,500	1,485,586
5.60%, 02/15/41	550	557,735
5.80%, 04/01/47(a)	1,000	1,040,820
Husky Energy, Inc.:
3.95%, 04/15/22(a)	150	153,471
4.00%, 04/15/24	500	510,810
6.80%, 09/15/37	500	612,383
Kinder Morgan Energy Partners LP:
4.30%, 05/01/24	500	522,335
3.50%, 03/01/21	750	756,857
5.80%, 03/01/21	250	262,909
5.00%, 10/01/21	200	208,461
3.95%, 09/01/22	225	231,149
3.45%, 02/15/23	500	505,727
4.15%, 02/01/24	1,000	1,035,626
4.25%, 09/01/24	155	161,738
5.80%, 03/15/35	1,000	1,102,034
6.50%, 02/01/37	100	115,727
6.95%, 01/15/38	1,250	1,526,278

28

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP (continued):
5.00%, 08/15/42	$75	$75,110
5.00%, 03/01/43	250	250,306
5.50%, 03/01/44	250	267,846
5.40%, 09/01/44	250	264,477
Kinder Morgan, Inc.:
4.30%, 06/01/25(a)	410	427,624
4.30%, 03/01/28(a)	1,000	1,032,998
5.30%, 12/01/34	250	270,801
5.55%, 06/01/45(a)	750	817,972
5.05%, 02/15/46	750	767,117
5.20%, 03/01/48(a)	1,250	1,313,316
Magellan Midstream Partners LP:
3.20%, 03/15/25	500	489,587
4.25%, 09/15/46	250	243,638
4.85%, 02/01/49	750	796,006
Marathon Oil Corp.:
2.80%, 11/01/22	400	395,009
3.85%, 06/01/25	250	253,082
4.40%, 07/15/27(a)	1,000	1,028,867
5.20%, 06/01/45	250	269,145
Marathon Petroleum Corp.:
5.13%, 03/01/21	150	156,288
3.63%, 09/15/24	115	116,019
3.80%, 04/01/28(a)(d)	2,000	1,980,115
4.75%, 09/15/44	250	248,887
5.85%, 12/15/45	250	267,819
4.50%, 04/01/48(d)	1,000	949,073
MPLX LP:
4.50%, 07/15/23(a)	250	262,079
4.88%, 12/01/24(a)	250	266,770
4.88%, 06/01/25(a)	250	266,104
4.13%, 03/01/27	1,000	1,006,299
4.00%, 03/15/28	1,000	993,782
4.50%, 04/15/38	750	712,390
4.70%, 04/15/48	1,750	1,671,801
Nexen Energy ULC:
7.88%, 03/15/32	900	1,257,700
6.40%, 05/15/37	400	515,000
Noble Energy, Inc.:
4.15%, 12/15/21	150	153,613
3.85%, 01/15/28(a)	1,500	1,477,523
5.25%, 11/15/43(a)	500	509,833
4.95%, 08/15/47(a)	500	493,813
Occidental Petroleum Corp.:
3.50%, 06/15/25(a)	250	256,852
3.40%, 04/15/26(a)	390	398,118
3.00%, 02/15/27(a)	2,250	2,237,971
4.40%, 04/15/46	250	264,877
4.20%, 03/15/48(a)	1,250	1,305,365
Series 1, 4.10%, 02/01/21(a)	50	51,155

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK Partners LP:
3.38%, 10/01/22	$500	$504,246
4.90%, 03/15/25	250	265,914
6.13%, 02/01/41	300	335,320
ONEOK, Inc.:
4.55%, 07/15/28(a)	2,000	2,068,377
4.95%, 07/13/47	1,000	985,770
Petroleos Mexicanos:
6.63%, 06/15/35(a)	250	236,250
5.50%, 01/21/21(a)	500	507,250
6.38%, 02/04/21	2,000	2,064,000
4.88%, 01/24/22	400	403,404
5.38%, 03/13/22(a)	4,000	4,083,040
3.50%, 01/30/23	400	382,040
4.63%, 09/21/23(a)	1,500	1,477,515
4.88%, 01/18/24	250	246,748
4.50%, 01/23/26(a)	2,000	1,849,600
6.88%, 08/04/26(a)	500	521,150
6.50%, 03/13/27	1,750	1,759,625
5.35%, 02/12/28	1,250	1,160,000
6.50%, 01/23/29	1,000	985,900
6.50%, 06/02/41	550	497,854
5.50%, 06/27/44	862	705,547
6.38%, 01/23/45	2,750	2,429,075
5.63%, 01/23/46	550	453,200
6.75%, 09/21/47(a)	2,473	2,266,381
6.35%, 02/12/48	2,000	1,763,300
Phillips 66:
4.30%, 04/01/22	1,000	1,043,098
4.65%, 11/15/34(a)	1,355	1,454,979
5.88%, 05/01/42(a)	100	121,600
4.88%, 11/15/44(a)	1,250	1,369,225
Phillips 66 Partners LP, 4.90%, 10/01/46	500	508,928
Pioneer Natural Resources Co., 3.95%, 07/15/22	150	154,325
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 06/01/22	500	503,151
2.85%, 01/31/23	250	243,922
3.60%, 11/01/24(a)	750	747,489
4.50%, 12/15/26(a)	500	512,249
5.15%, 06/01/42	50	47,842
4.70%, 06/15/44	750	696,597
4.90%, 02/15/45	1,000	954,711
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21	3,500	3,635,351
5.63%, 03/01/25	1,000	1,098,999
5.00%, 03/15/27(a)	1,000	1,060,417
4.20%, 03/15/28	750	755,269
Shell International Finance BV:
2.13%, 05/11/20	750	746,179
2.25%, 11/10/20	1,120	1,115,043
1.88%, 05/10/21	250	246,750

29

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued):
1.75%, 09/12/21	$1,000	$977,403
3.40%, 08/12/23	2,000	2,056,050
3.25%, 05/11/25(a)	1,250	1,272,985
2.88%, 05/10/26(a)	500	497,932
2.50%, 09/12/26	1,000	966,291
4.13%, 05/11/35(a)	500	532,488
6.38%, 12/15/38	300	405,854
5.50%, 03/25/40	300	370,770
4.55%, 08/12/43	200	223,150
4.38%, 05/11/45(a)	2,500	2,730,779
4.00%, 05/10/46(a)	750	779,794
3.75%, 09/12/46(a)	900	901,812
Spectra Energy Partners LP:
4.75%, 03/15/24	250	265,797
3.50%, 03/15/25	250	249,997
3.38%, 10/15/26	2,000	1,966,993
Suncor Energy, Inc.:
3.60%, 12/01/24(a)	1,165	1,193,121
6.50%, 06/15/38	500	630,603
6.85%, 06/01/39(a)	250	324,530
4.00%, 11/15/47(a)	1,500	1,476,565
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24	400	410,847
4.00%, 10/01/27(a)	1,750	1,734,846
4.95%, 01/15/43	250	233,201
5.30%, 04/01/44	100	98,008
5.35%, 05/15/45	250	244,543
5.40%, 10/01/47	500	499,393
TC PipeLines LP:
4.38%, 03/13/25	250	256,549
3.90%, 05/25/27(a)	105	103,836
Total Capital Canada Ltd., 2.75%, 07/15/23(a)	1,150	1,151,553
Total Capital International SA:
2.75%, 06/19/21	250	250,570
2.70%, 01/25/23(a)	500	499,470
3.75%, 04/10/24(a)	1,000	1,041,380
3.46%, 02/19/29(a)	3,000	3,066,821
Total Capital SA, 4.25%, 12/15/21	250	260,434
TransCanada PipeLines Ltd.:
2.50%, 08/01/22	1,000	990,191
3.75%, 10/16/23(a)	500	515,066
4.88%, 01/15/26(a)	1,600	1,730,131
4.25%, 05/15/28(a)	750	782,787
4.63%, 03/01/34	2,250	2,366,878
6.20%, 10/15/37(a)	200	237,577
4.75%, 05/15/38(a)	250	261,661
7.25%, 08/15/38	250	326,643
7.63%, 01/15/39(a)	250	340,219

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd. (continued):
5.00%, 10/16/43	$150	$157,275
4.88%, 05/15/48	750	784,317
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26(a)	250	312,577
4.00%, 03/15/28	750	765,315
4.45%, 08/01/42	250	246,752
Valero Energy Corp.:
3.65%, 03/15/25(a)	1,500	1,521,260
3.40%, 09/15/26	750	733,779
4.00%, 04/01/29	1,000	1,009,124
6.63%, 06/15/37(a)	300	367,563
4.90%, 03/15/45	500	527,299
Western Midstream Operating LP:
4.00%, 07/01/22	250	253,547
3.95%, 06/01/25	750	739,292
4.65%, 07/01/26(a)	250	253,243
4.50%, 03/01/28	1,000	991,654
Williams Cos., Inc.:
4.00%, 11/15/21	250	256,578
3.60%, 03/15/22(a)	750	760,988
3.70%, 01/15/23	3,000	3,054,100
4.30%, 03/04/24	250	259,904
3.90%, 01/15/25	250	255,174
4.00%, 09/15/25(a)	250	256,767
3.75%, 06/15/27(a)	1,500	1,489,140
6.30%, 04/15/40	250	292,277
5.75%, 06/24/44(a)	1,000	1,099,921
4.90%, 01/15/45	500	499,236
5.10%, 09/15/45	400	411,259
4.85%, 03/01/48(a)	500	498,126

		235,560,532

Paper & Forest Products — 0.1%
Fibria Overseas Finance, Ltd., 5.50%, 01/17/27	1,000	1,043,650
Georgia-Pacific LLC, 8.88%, 05/15/31(a)	525	785,148
International Paper Co.:
4.75%, 02/15/22(a)	460	481,154
3.65%, 06/15/24(a)	500	514,002
5.00%, 09/15/35	250	261,414
7.30%, 11/15/39(a)	250	316,240
4.80%, 06/15/44	250	246,379
5.15%, 05/15/46(a)	1,000	1,025,165
4.40%, 08/15/47(a)	500	467,720
4.35%, 08/15/48(a)	750	699,062

30

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Paper & Forest Products (continued)
WestRock MWV LLC, 8.20%, 01/15/30	$100	$130,683

		5,970,617

Personal Products — 0.1%
Colgate-Palmolive Co.:
3.25%, 03/15/24	250	256,894
3.70%, 08/01/47(a)	750	773,607
Estee Lauder Cos., Inc.:
3.15%, 03/15/27(a)	1,000	1,001,729
4.15%, 03/15/47	250	265,284
Procter & Gamble Co.:
1.90%, 10/23/20(a)	2,500	2,483,142
2.30%, 02/06/22(a)	250	249,624
3.10%, 08/15/23(a)	500	514,302
2.85%, 08/11/27	500	503,092
3.50%, 10/25/47(a)	1,000	998,072
Unilever Capital Corp.:
4.25%, 02/10/21(a)	200	206,188
1.38%, 07/28/21(a)	3,000	2,924,881
3.13%, 03/22/23	2,000	2,021,315
3.10%, 07/30/25(a)	250	252,379
2.00%, 07/28/26(a)	750	699,215

		13,149,724

Pharmaceuticals — 1.5%
Abbott Laboratories:
2.55%, 03/15/22(a)	1,000	995,435
3.88%, 09/15/25	45	47,074
3.75%, 11/30/26(a)	1,417	1,473,003
4.75%, 11/30/36(a)	2,500	2,798,596
5.30%, 05/27/40(a)	500	584,243
4.75%, 04/15/43	250	277,818
4.90%, 11/30/46(a)	1,000	1,156,410
AbbVie, Inc.:
2.50%, 05/14/20	500	498,525
2.30%, 05/14/21(a)	750	741,601
2.90%, 11/06/22(a)	1,250	1,247,437
2.85%, 05/14/23(a)	1,500	1,483,665
3.75%, 11/14/23(a)	3,000	3,079,700
3.60%, 05/14/25(a)	1,500	1,503,362
3.20%, 05/14/26(a)	1,435	1,390,799
4.50%, 05/14/35(a)	450	440,182
4.30%, 05/14/36(a)	200	189,703
4.40%, 11/06/42(a)	1,400	1,294,092
4.70%, 05/14/45(a)	500	481,623
4.45%, 05/14/46(a)	1,250	1,159,022
4.88%, 11/14/48	1,000	983,538
Allergan Finance LLC, 3.25%, 10/01/22	3,150	3,150,017
Allergan Funding SCS:
3.45%, 03/15/22(a)	1,155	1,165,401
3.80%, 03/15/25(a)	1,500	1,519,554
4.55%, 03/15/35	630	616,997
4.85%, 06/15/44(a)	1,250	1,240,699

Security	Par (000)	Value

Pharmaceuticals (continued)
Allergan Funding SCS (continued):
4.75%, 03/15/45(a)	$668	$663,769
AmerisourceBergen Corp.:
3.45%, 12/15/27	750	733,193
4.25%, 03/01/45	250	225,957
4.30%, 12/15/47	500	453,661
AstraZeneca PLC:
2.38%, 11/16/20	500	497,117
2.38%, 06/12/22(a)	500	492,621
3.38%, 11/16/25(a)	1,700	1,715,040
3.13%, 06/12/27(a)	500	489,329
4.00%, 01/17/29(a)	1,500	1,574,965
6.45%, 09/15/37(a)	100	127,393
4.38%, 11/16/45(a)	650	671,296
4.38%, 08/17/48(a)	650	675,541
Bristol-Myers Squibb Co.:
2.00%, 08/01/22	250	245,119
4.50%, 03/01/44(a)	250	260,341
Cardinal Health, Inc.:
3.50%, 11/15/24	250	249,622
3.41%, 06/15/27(a)	2,000	1,891,800
4.60%, 03/15/43	50	46,080
4.90%, 09/15/45	250	238,287
CVS Health Corp.:
2.80%, 07/20/20(a)	3,000	2,996,322
3.35%, 03/09/21(a)	1,500	1,511,433
4.13%, 05/15/21	250	255,529
2.13%, 06/01/21(a)	250	245,732
3.50%, 07/20/22(a)	500	506,432
3.70%, 03/09/23(a)	2,000	2,032,161
4.00%, 12/05/23(a)	500	513,785
4.10%, 03/25/25(a)	1,500	1,539,967
3.88%, 07/20/25	443	448,316
2.88%, 06/01/26(a)	750	708,878
4.30%, 03/25/28(a)	4,500	4,559,632
4.88%, 07/20/35(a)	1,000	1,012,945
4.78%, 03/25/38(a)	2,000	1,980,586
5.13%, 07/20/45	1,250	1,270,361
5.05%, 03/25/48(a)	4,750	4,785,173
Eli Lilly & Co.:
2.75%, 06/01/25	45	45,040
3.10%, 05/15/27(a)	750	752,828
3.88%, 03/15/39(a)	1,000	1,023,863
3.70%, 03/01/45	250	248,769
3.95%, 05/15/47(a)	1,000	1,032,974
3.95%, 03/15/49(a)	1,000	1,023,351
Express Scripts Holding Co.:
4.75%, 11/15/21	300	313,382
3.05%, 11/30/22(a)	3,000	3,001,096
3.00%, 07/15/23(a)	1,000	993,882
3.50%, 06/15/24(a)	1,250	1,259,781
4.50%, 02/25/26(a)	250	261,710
3.40%, 03/01/27(a)	750	730,487

31

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Express Scripts Holding Co. (continued):
4.80%, 07/15/46	$250	$254,144
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22(a)	3,650	3,664,713
GlaxoSmithKline Capital, Inc.:
2.80%, 03/18/23(a)	1,500	1,502,570
3.38%, 05/15/23	1,000	1,022,840
3.63%, 05/15/25(a)	1,500	1,552,838
3.88%, 05/15/28	2,000	2,097,096
5.38%, 04/15/34	250	298,346
6.38%, 05/15/38(a)	300	395,500
Johnson & Johnson:
1.95%, 11/10/20(a)	1,000	992,417
1.65%, 03/01/21(a)	500	491,995
2.45%, 12/05/21	450	449,217
2.25%, 03/03/22(a)	250	248,808
2.05%, 03/01/23(a)	750	737,928
2.45%, 03/01/26(a)	370	361,683
4.38%, 12/05/33	250	280,350
3.55%, 03/01/36	750	753,367
3.63%, 03/03/37(a)	500	505,248
4.50%, 09/01/40(a)	100	112,695
4.50%, 12/05/43	750	847,576
3.70%, 03/01/46(a)	500	504,996
3.75%, 03/03/47(a)	2,000	2,050,437
3.50%, 01/15/48(a)	750	732,673
Mead Johnson Nutrition Co., 4.60%, 06/01/44	250	272,974
Merck & Co., Inc.:
3.88%, 01/15/21	250	255,280
2.35%, 02/10/22	500	499,172
2.75%, 02/10/25(a)	3,570	3,576,374
4.15%, 05/18/43(a)	250	264,496
3.70%, 02/10/45(a)	1,900	1,880,984
Mylan NV:
3.95%, 06/15/26	1,000	954,029
5.25%, 06/15/46	500	449,929
Mylan, Inc.:
4.20%, 11/29/23	250	254,106
4.55%, 04/15/28(a)	800	777,761
5.20%, 04/15/48(a)	1,050	946,992
Novartis Capital Corp.:
4.40%, 04/24/20	100	101,773
3.40%, 05/06/24(a)	650	672,578
3.00%, 11/20/25(a)	1,100	1,116,842
3.10%, 05/17/27(a)	5,000	5,047,014
4.40%, 05/06/44(a)	750	826,532
Perrigo Finance Unlimited Co.(a):
3.90%, 12/15/24	250	242,468
4.38%, 03/15/26	250	243,610
Pfizer, Inc.:
1.95%, 06/03/21	500	494,163

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer, Inc. (continued):
2.20%, 12/15/21(a)	$3,000	$2,975,664
5.80%, 08/12/23	500	565,533
2.75%, 06/03/26(a)	115	113,430
3.00%, 12/15/26(a)	1,750	1,751,776
4.00%, 12/15/36	500	518,630
7.20%, 03/15/39(a)	2,250	3,256,708
4.30%, 06/15/43	500	531,790
4.40%, 05/15/44	500	543,101
4.13%, 12/15/46(a)	500	525,143
4.20%, 09/15/48(a)	500	533,041
Sanofi, 3.63%, 06/19/28	2,000	2,072,846
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23	500	493,443
3.20%, 09/23/26(a)	900	870,306
Takeda Pharmaceutical Co. Ltd.(d):
4.00%, 11/26/21(a)	3,000	3,076,302
4.40%, 11/26/23	1,000	1,049,809
5.00%, 11/26/28(a)	1,000	1,084,057
Wyeth LLC:
6.50%, 02/01/34	500	674,372
5.95%, 04/01/37(a)	250	318,082
Zoetis, Inc.:
3.25%, 02/01/23	1,000	1,010,712
3.90%, 08/20/28(a)	1,000	1,020,335
4.70%, 02/01/43(a)	400	424,801
4.45%, 08/20/48(a)	250	259,458

		138,227,895

Real Estate — 0.0%
CBRE Services, Inc.(a):
5.25%, 03/15/25	250	268,100
4.88%, 03/01/26	250	262,916
Highwoods Realty LP, 4.13%, 03/15/28	250	252,906
Prologis LP(a):
3.75%, 11/01/25	45	47,037
4.38%, 09/15/48	100	108,812
Vornado Realty LP, 3.50%, 01/15/25	250	248,192

		1,187,963

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.75%, 04/01/24	50	52,196
3.65%, 09/01/25(a)	750	778,378
7.00%, 12/15/25(a)	250	308,779
3.25%, 06/15/27	1,750	1,770,245
5.40%, 06/01/41	50	59,974
4.40%, 03/15/42	150	160,901
4.38%, 09/01/42	250	266,675
4.45%, 03/15/43	200	215,957
5.15%, 09/01/43(a)	250	294,566

32

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC (continued):
4.90%, 04/01/44	$500	$572,355
4.55%, 09/01/44	250	274,476
4.15%, 04/01/45	500	521,870
3.90%, 08/01/46(a)	2,000	2,019,990
4.13%, 06/15/47(a)	250	259,538
4.15%, 12/15/48(a)	500	526,094
Canadian National Railway Co.:
2.85%, 12/15/21	1,000	1,001,424
2.95%, 11/21/24	305	307,146
2.75%, 03/01/26(a)	560	549,050
3.50%, 11/15/42	100	93,094
3.65%, 02/03/48(a)	1,000	1,005,353
Canadian Pacific Railway Co.:
4.45%, 03/15/23	500	521,605
2.90%, 02/01/25	1,000	980,069
7.13%, 10/15/31	250	331,841
4.80%, 09/15/35	250	273,540
5.75%, 01/15/42	25	29,766
4.80%, 08/01/45(a)	1,110	1,238,157
CSX Corp.:
3.70%, 10/30/20(a)	100	101,283
3.35%, 11/01/25	250	251,917
3.80%, 03/01/28	3,500	3,590,184
4.75%, 05/30/42(a)	100	106,942
4.30%, 03/01/48(a)	750	762,718
4.50%, 03/15/49	1,000	1,041,810
3.95%, 05/01/50	450	424,191
4.50%, 08/01/54	250	254,774
4.25%, 11/01/66	750	697,103
Kansas City Southern:
3.13%, 06/01/26	250	240,314
4.70%, 05/01/48	500	522,865
Norfolk Southern Corp.:
3.00%, 04/01/22(a)	1,750	1,759,816
3.85%, 01/15/24(a)	1,000	1,039,557
3.15%, 06/01/27	880	866,949
3.95%, 10/01/42	100	97,360
4.80%, 08/15/43	131	140,704
4.45%, 06/15/45	250	259,875
3.94%, 11/01/47	225	218,574
4.15%, 02/28/48(a)	250	253,394
4.05%, 08/15/52	1,000	970,309
Ryder System, Inc., 3.40%, 03/01/23	500	505,867
Union Pacific Corp.:
4.16%, 07/15/22	100	104,251
3.65%, 02/15/24(a)	1,000	1,031,900
3.25%, 08/15/25	250	253,053
2.75%, 03/01/26(a)	1,000	974,491
3.95%, 09/10/28(a)	1,000	1,048,330
3.60%, 09/15/37(a)	1,250	1,195,519
4.38%, 09/10/38	2,750	2,855,170

Security	Par (000)	Value

Road & Rail (continued)
Union Pacific Corp. (continued):
4.30%, 06/15/42	$50	$50,665
4.75%, 12/15/43(a)	250	268,545
4.05%, 11/15/45	250	245,321
4.05%, 03/01/46(a)	140	138,282
4.50%, 09/10/48(a)	500	530,684
3.80%, 10/01/51(a)	250	234,580
4.80%, 09/10/58(a)	200	218,334

		37,668,670

Semiconductors & Semiconductor Equipment — 0.4%
Altera Corp., 4.10%, 11/15/23	250	265,734
Analog Devices, Inc.:
2.95%, 01/12/21	1,000	1,002,852
3.50%, 12/05/26	750	743,607
Applied Materials, Inc.:
4.30%, 06/15/21(a)	500	518,648
3.90%, 10/01/25(a)	160	168,320
3.30%, 04/01/27(a)	1,000	1,009,911
5.85%, 06/15/41	300	371,147
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 01/15/22(a)	1,500	1,492,743
2.65%, 01/15/23(a)	1,500	1,460,222
3.63%, 01/15/24(a)	250	249,357
3.88%, 01/15/27	3,750	3,582,467
3.50%, 01/15/28(a)	500	459,406
Intel Corp.:
1.85%, 05/11/20	2,000	1,984,429
2.45%, 07/29/20(a)	2,000	1,997,446
1.70%, 05/19/21	1,000	982,825
3.70%, 07/29/25(a)	1,000	1,048,200
4.10%, 05/19/46(a)	2,500	2,641,865
4.10%, 05/11/47(a)	250	265,295
3.73%, 12/08/47(a)	1,399	1,407,161
KLA-Tencor Corp., 4.65%, 11/01/24(a)	305	325,803
Lam Research Corp., 3.80%, 03/15/25	230	236,326
Maxim Integrated Products, Inc., 3.38%, 03/15/23	100	100,267
Micron Technology, Inc.(a):
4.64%, 02/06/24	100	102,583
4.98%, 02/06/26	250	255,033
5.33%, 02/06/29	250	256,569
NVIDIA Corp.:
2.20%, 09/16/21	300	295,942
3.20%, 09/16/26(a)	1,000	995,895
QUALCOMM, Inc.:
2.25%, 05/20/20	1,500	1,493,676
3.00%, 05/20/22(a)	500	504,122
2.60%, 01/30/23	1,140	1,126,640
3.45%, 05/20/25(a)	250	251,839
3.25%, 05/20/27(a)	500	488,551
4.65%, 05/20/35(a)	250	257,607

33

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. (continued):
4.80%, 05/20/45	$750	$761,401
4.30%, 05/20/47(a)	1,500	1,431,453
Seagate HDD Cayman:
4.75%, 06/01/23(a)	500	505,619
4.88%, 06/01/27(a)	500	476,643
5.75%, 12/01/34	1,000	915,953
Texas Instruments, Inc.:
1.75%, 05/01/20	250	247,997
4.15%, 05/15/48(a)	1,000	1,073,259
Xilinx, Inc., 3.00%, 03/15/21	75	75,152

		33,829,965

Software — 0.6%
Activision Blizzard, Inc., 3.40%, 06/15/27(a)	1,000	970,982
Autodesk, Inc., 3.50%, 06/15/27(a)	2,000	1,935,367
CA, Inc., 4.50%, 08/15/23	170	171,695
Microsoft Corp.:
3.00%, 10/01/20	50	50,425
2.00%, 11/03/20	500	496,674
1.55%, 08/08/21(a)	1,000	976,113
2.40%, 02/06/22(a)	1,000	998,569
2.38%, 02/12/22(a)	1,000	1,000,354
2.65%, 11/03/22(a)	500	503,034
2.00%, 08/08/23	2,000	1,953,377
2.88%, 02/06/24(a)	865	874,525
3.13%, 11/03/25(a)	500	511,588
2.40%, 08/08/26(a)	1,485	1,439,695
3.30%, 02/06/27(a)	3,500	3,593,177
3.50%, 02/12/35(a)	1,165	1,180,774
4.20%, 11/03/35(a)	250	274,857
3.45%, 08/08/36(a)	750	757,301
4.10%, 02/06/37(a)	1,250	1,359,553
4.50%, 10/01/40(a)	500	568,214
5.30%, 02/08/41(a)	100	125,533
3.75%, 05/01/43(a)	150	153,296
3.75%, 02/12/45(a)	500	512,754
4.45%, 11/03/45	1,500	1,700,289
3.70%, 08/08/46	1,500	1,530,624
4.00%, 02/12/55(a)	1,750	1,832,257
4.75%, 11/03/55(a)	250	300,948
3.95%, 08/08/56(a)	250	260,740
4.50%, 02/06/57	1,500	1,717,122
Series 30Y, 4.25%, 02/06/47(a)	3,000	3,341,982
Oracle Corp.:
3.88%, 07/15/20	100	101,761
2.80%, 07/08/21	1,000	1,004,105
1.90%, 09/15/21	2,000	1,967,109
2.50%, 10/15/22(a)	3,250	3,232,289
2.63%, 02/15/23(a)	2,000	1,999,790
2.40%, 09/15/23(a)	1,000	985,140

Security	Par (000)	Value

Software (continued)
Oracle Corp. (continued):
2.95%, 11/15/24	$500	$500,906
2.95%, 05/15/25(a)	500	499,352
2.65%, 07/15/26	745	720,683
3.25%, 11/15/27(a)	2,750	2,765,358
3.25%, 05/15/30	250	249,167
4.30%, 07/08/34	250	268,026
3.90%, 05/15/35(a)	500	511,145
3.85%, 07/15/36	750	752,085
3.80%, 11/15/37(a)	750	750,598
6.13%, 07/08/39	500	641,513
5.38%, 07/15/40(a)	400	473,787
4.50%, 07/08/44(a)	500	538,807
4.13%, 05/15/45	2,250	2,295,230
4.00%, 07/15/46(a)	750	753,848
4.00%, 11/15/47	1,500	1,508,886
4.38%, 05/15/55(a)	250	263,588
salesforce.com, Inc., 3.25%, 04/11/23(a)	500	512,301

		54,387,293

Specialty Retail — 0.2%
Advance Auto Parts, Inc., 4.50%, 12/01/23(a)	250	262,229
AutoZone, Inc.:
3.70%, 04/15/22	50	51,009
3.13%, 07/15/23	250	250,617
3.25%, 04/15/25	165	163,578
Costco Wholesale Corp.:
2.25%, 02/15/22	85	84,756
3.00%, 05/18/27(a)	1,500	1,498,382
Dollar Tree, Inc., 4.20%, 05/15/28(a)	1,000	996,464
Home Depot, Inc.:
2.00%, 04/01/21	500	494,390
4.40%, 04/01/21	150	154,867
2.63%, 06/01/22	2,750	2,767,313
3.35%, 09/15/25(a)	500	515,135
2.13%, 09/15/26(a)	500	472,096
2.80%, 09/14/27	500	492,866
3.90%, 12/06/28	440	467,550
5.88%, 12/16/36	100	125,830
5.40%, 09/15/40	500	602,387
4.20%, 04/01/43	250	261,787
4.40%, 03/15/45	2,250	2,424,551
4.25%, 04/01/46(a)	1,000	1,057,955
3.90%, 06/15/47(a)	500	505,729
4.50%, 12/06/48	1,000	1,107,046
3.50%, 09/15/56	140	128,573
Lowe’s Cos., Inc.:
4.63%, 04/15/20(a)	100	101,056
3.80%, 11/15/21	250	255,743
3.12%, 04/15/22	1,600	1,614,869
3.38%, 09/15/25(a)	500	502,155

34

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Specialty Retail (continued)
Lowe’s Cos., Inc. (continued):
2.50%, 04/15/26(a)	$955	$901,245
4.25%, 09/15/44	250	238,640
4.38%, 09/15/45(a)	1,000	980,044
3.70%, 04/15/46(a)	250	221,309
4.05%, 05/03/47(a)	1,000	938,662
Macy’s Retail Holdings, Inc.:
3.88%, 01/15/22	300	302,931
4.38%, 09/01/23	200	201,573
3.63%, 06/01/24(a)	250	241,071
4.50%, 12/15/34	60	52,004
QVC, Inc.:
5.45%, 08/15/34	200	194,312
5.95%, 03/15/43	350	323,952

		21,954,676

Technology Hardware, Storage & Peripherals — 0.5%
Adobe, Inc., 3.25%, 02/01/25(a)	70	71,620
Apple, Inc.:
2.00%, 05/06/20	500	497,605
2.00%, 11/13/20(a)	3,000	2,978,366
2.25%, 02/23/21	500	498,202
1.55%, 08/04/21	1,000	979,153
2.50%, 02/09/22(a)	1,000	998,778
2.10%, 09/12/22	500	491,957
2.40%, 01/13/23(a)	1,000	992,530
2.85%, 02/23/23	250	252,286
2.40%, 05/03/23(a)	2,000	1,980,695
3.45%, 05/06/24(a)	1,000	1,032,220
2.50%, 02/09/25	140	137,457
3.20%, 05/13/25(a)	750	763,330
3.25%, 02/23/26(a)	2,660	2,710,437
2.45%, 08/04/26	1,410	1,362,213
3.35%, 02/09/27(a)	2,000	2,041,107
3.20%, 05/11/27(a)	1,000	1,008,294
2.90%, 09/12/27	1,000	985,816
3.00%, 11/13/27(a)	1,000	993,652
4.50%, 02/23/36(a)	250	280,278
3.85%, 05/04/43	1,250	1,262,538
4.45%, 05/06/44(a)	250	275,227
3.45%, 02/09/45	350	332,994
4.38%, 05/13/45(a)	500	544,281
4.65%, 02/23/46(a)	2,980	3,366,855
3.85%, 08/04/46	750	758,441
4.25%, 02/09/47(a)	250	266,680
3.75%, 11/13/47(a)	1,250	1,248,778
Dell International LLC/EMC Corp.(d):
4.42%, 06/15/21(a)	500	512,980
5.45%, 06/15/23(a)	3,000	3,197,813
6.02%, 06/15/26	3,090	3,323,452
8.10%, 07/15/36	500	587,424
8.35%, 07/15/46	850	1,025,921

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20	$1,000	$1,008,722
4.40%, 10/15/22(a)	1,500	1,569,180
4.90%, 10/15/25	1,750	1,859,643
6.20%, 10/15/35(a)	500	528,940
6.35%, 10/15/45(a)	250	261,985
HP, Inc.:
4.05%, 09/15/22	1,000	1,032,175
6.00%, 09/15/41(a)	650	695,526
NetApp, Inc., 3.38%, 06/15/21	105	106,004

		44,821,555

Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.:
3.88%, 11/01/45	500	510,607
3.38%, 11/01/46	2,000	1,878,829
VF Corp., 3.50%, 09/01/21(a)	100	101,884

		2,491,320

Tobacco — 0.3%
Altria Group, Inc.:
4.75%, 05/05/21(a)	1,000	1,039,039
2.85%, 08/09/22(a)	1,500	1,496,444
4.00%, 01/31/24(a)	250	257,982
4.80%, 02/14/29	4,000	4,123,619
5.80%, 02/14/39	1,000	1,057,623
4.50%, 05/02/43(a)	400	359,575
5.38%, 01/31/44	320	319,312
3.88%, 09/16/46(a)	1,250	1,026,315
5.95%, 02/14/49(a)	1,000	1,073,055
BAT Capital Corp.:
2.30%, 08/14/20(a)	1,000	989,753
2.76%, 08/15/22	3,000	2,950,303
3.22%, 08/15/24(a)	750	733,320
3.56%, 08/15/27	1,000	946,794
4.39%, 08/15/37(a)	1,250	1,118,425
4.54%, 08/15/47(a)	1,700	1,489,095
Philip Morris International, Inc.:
4.13%, 05/17/21	50	51,426
2.63%, 03/06/23	250	248,206
2.13%, 05/10/23	1,000	973,658
3.25%, 11/10/24(a)	1,000	1,011,698
3.38%, 08/11/25	750	756,066
2.75%, 02/25/26	415	404,402
3.13%, 08/17/27	1,000	979,023
6.38%, 05/16/38(a)	2,000	2,476,327
4.50%, 03/20/42	50	49,302
3.88%, 08/21/42(a)	350	320,799
4.13%, 03/04/43(a)	450	425,370
4.88%, 11/15/43(a)	250	261,193
4.25%, 11/10/44(a)	365	354,462
Reynolds American, Inc.:
6.88%, 05/01/20	250	260,144

35

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Reynolds American, Inc. (continued):
3.25%, 06/12/20	$1,135	$1,136,619
4.45%, 06/12/25(a)	1,000	1,027,932
5.70%, 08/15/35(a)	325	337,186
6.15%, 09/15/43	150	156,516
5.85%, 08/15/45(a)	750	769,818

		30,980,801

Trading Companies & Distributors — 0.0%
GATX Corp., 3.25%, 09/15/26	750	713,300

Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 03/01/25	250	254,960
2.95%, 09/01/27(a)	500	486,155
3.75%, 09/01/28(a)	1,500	1,567,069
4.30%, 09/01/45	250	260,170
3.75%, 09/01/47	500	484,080

		3,052,434

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
3.13%, 07/16/22	3,500	3,522,575
6.13%, 03/30/40(a)	250	312,194
4.38%, 07/16/42(a)	850	886,588
American Tower Corp., 3.50%, 01/31/23	150	152,059
Rogers Communications, Inc.:
3.00%, 03/15/23(a)	650	652,650
3.63%, 12/15/25(a)	565	577,535
2.90%, 11/15/26	1,000	969,624
5.00%, 03/15/44(a)	250	277,717
4.30%, 02/15/48(a)	750	761,003
Vodafone Group PLC:
3.75%, 01/16/24(a)	1,000	1,008,393
4.13%, 05/30/25(a)	1,000	1,019,113
4.38%, 05/30/28(a)	1,000	1,016,423
7.88%, 02/15/30	100	126,707
5.00%, 05/30/38(a)	500	493,837
4.38%, 02/19/43(a)	950	851,124
5.25%, 05/30/48	2,500	2,478,442

		15,105,984

Total Corporate Bonds — 25.2% (Cost — $2,312,100,598)		2,340,481,569

Foreign Agency Obligations — 3.1%
African Development Bank:
2.63%, 03/22/21	500	502,245
1.25%, 07/26/21	500	487,724
Asian Development Bank:
1.63%, 05/05/20	3,000	2,972,820
2.25%, 01/20/21	5,000	4,986,983

Security	Par (000)	Value
Asian Development Bank (continued):
1.63%, 03/16/21(a)	$750	$739,034
2.00%, 02/16/22(a)	2,000	1,982,745
1.88%, 02/18/22(a)	1,000	987,832
1.75%, 09/13/22	500	490,483
2.75%, 03/17/23	3,750	3,805,987
2.63%, 01/30/24	2,000	2,024,703
2.00%, 04/24/26	1,000	969,056
2.75%, 01/19/28(a)	750	762,210
Series 5Y, 1.88%, 08/10/22	500	492,476
Chile Government International Bond:
3.25%, 09/14/21	500	507,500
3.63%, 10/30/42	350	347,813
3.86%, 06/21/47	1,000	1,020,000
Colombia Government International Bond:
4.38%, 07/12/21	750	770,250
2.63%, 03/15/23	250	244,736
4.00%, 02/26/24	2,750	2,827,000
4.50%, 01/28/26	2,250	2,373,750
3.88%, 04/25/27	1,000	1,016,500
4.50%, 03/15/29	1,500	1,586,250
7.38%, 09/18/37	100	130,736
6.13%, 01/18/41(a)	1,000	1,179,715
5.63%, 02/26/44	950	1,070,175
5.00%, 06/15/45	2,000	2,098,000
5.20%, 05/15/49	1,000	1,071,500
European Bank for Reconstruction & Development:
1.63%, 05/05/20	2,000	1,982,990
2.75%, 04/26/21	1,000	1,007,468
2.75%, 03/07/23	1,000	1,014,722
European Investment Bank:
1.75%, 05/15/20	5,000	4,960,800
1.38%, 06/15/20(a)	1,000	988,090
1.63%, 08/14/20	3,000	2,967,757
1.63%, 12/15/20	4,000	3,947,542
2.00%, 03/15/21	1,500	1,488,555
2.38%, 05/13/21(a)	4,000	3,997,725
1.63%, 06/15/21	2,000	1,966,550
1.38%, 09/15/21	2,000	1,954,358
2.25%, 03/15/22	1,000	997,326
2.63%, 05/20/22(a)	10,000	10,087,631
2.00%, 12/15/22(a)	1,000	988,142
2.50%, 03/15/23(a)	2,000	2,011,897
2.88%, 08/15/23	1,500	1,531,612
3.25%, 01/29/24	1,000	1,040,240
2.63%, 03/15/24	2,000	2,024,540
2.13%, 04/13/26(a)	1,000	979,631
2.38%, 05/24/27	1,000	990,924
Export Development Canada:
1.75%, 07/21/20	500	495,613
2.00%, 05/17/22	4,000	3,955,745

36

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Export Development Canada (continued):
2.50%, 01/24/23(a)	$2,000	$2,008,731
Export-Import Bank of Korea:
4.00%, 01/29/21	3,000	3,062,445
1.88%, 10/21/21	2,000	1,953,870
2.75%, 01/25/22	1,000	997,245
3.25%, 11/10/25	500	506,912
3.25%, 08/12/26	500	501,508
FMS Wertmanagement:
1.38%, 06/08/21(a)	1,000	978,189
2.00%, 08/01/22	1,000	988,843
2.75%, 03/06/23(a)	500	507,547
Hungary Government International Bond:
6.38%, 03/29/21	5,000	5,320,400
5.38%, 02/21/23	500	539,362
5.75%, 11/22/23	500	552,087
5.38%, 03/25/24	500	546,662
7.63%, 03/29/41	250	369,931
Indonesia Government International Bond:
4.10%, 04/24/28	2,000	2,030,000
4.75%, 02/11/29	2,000	2,136,861
Inter-American Development Bank:
1.63%, 05/12/20	8,000	7,932,749
1.88%, 03/15/21	500	495,288
2.63%, 04/19/21(a)	5,000	5,024,751
1.25%, 09/14/21(a)	1,000	974,457
2.13%, 01/18/22(a)	1,000	995,109
1.75%, 04/14/22	750	736,794
1.75%, 09/14/22	2,000	1,961,915
2.63%, 01/16/24	5,000	5,057,655
2.00%, 06/02/26	500	485,252
2.38%, 07/07/27	1,000	989,422
3.20%, 08/07/42	750	767,469
International Bank for Reconstruction & Development:
2.13%, 11/01/20	500	497,994
2.00%, 01/26/22(a)	3,000	2,975,817
7.63%, 01/19/23	1,000	1,188,700
1.75%, 04/19/23	1,000	977,451
3.00%, 09/27/23	2,000	2,060,627
2.50%, 03/19/24	3,000	3,022,857
4.75%, 02/15/35	500	617,177
Series gDIF, 1.88%, 04/21/20	5,000	4,970,640
Series GDIF, 1.13%, 08/10/20(a)	1,000	983,260
Series GDIF, 1.63%, 09/04/20	2,000	1,978,416
Series GDIF, 1.63%, 03/09/21(a)	1,500	1,479,251
Series GDIF, 1.38%, 05/24/21	4,500	4,408,161
Series GDIF, 2.25%, 06/24/21	1,000	997,530
Series GDIF, 2.75%, 07/23/21	2,000	2,019,339
Series GDIF, 1.38%, 09/20/21	1,000	977,390
Series GDIF, 2.50%, 07/29/25(a)	1,000	1,003,555
Series GDIF, 1.88%, 10/27/26	750	718,532

Security	Par (000)	Value
International Finance Corp.:
1.63%, 07/16/20	$500	$494,768
2.25%, 01/25/21(a)	750	748,260
1.13%, 07/20/21	500	486,225
2.88%, 07/31/23	750	764,960
Israel Government International Bond:
4.00%, 06/30/22	900	936,675
3.15%, 06/30/23	3,000	3,048,750
4.50%, 01/30/43	200	216,093
Italian Government International Bond:
6.88%, 09/27/23	100	111,160
5.38%, 06/15/33	250	266,822
Japan Bank for International Cooperation:
2.13%, 07/21/20	4,000	3,980,614
1.88%, 04/20/21	2,000	1,974,598
1.50%, 07/21/21	500	489,186
2.00%, 11/04/21(a)	2,000	1,973,203
2.38%, 07/21/22	1,000	993,770
2.38%, 11/16/22	2,000	1,986,960
3.25%, 07/20/23	600	616,440
3.38%, 07/31/23	500	515,513
3.38%, 10/31/23	500	515,930
2.38%, 04/20/26(a)	750	734,158
2.25%, 11/04/26	500	482,051
2.75%, 11/16/27	500	495,358
Korea Development Bank:
3.38%, 03/12/23(a)	4,000	4,071,094
2.75%, 03/19/23	1,000	995,435
Korea International Bond:
4.13%, 06/10/44	250	276,168
3.88%, 09/20/48	2,000	2,125,830
Landwirtschaftliche Rentenbank:
2.25%, 10/01/21	500	498,570
1.75%, 07/27/26	1,000	947,529
Mexico Government International Bond:
3.63%, 03/15/22	2,750	2,798,125
4.00%, 10/02/23	250	257,188
3.60%, 01/30/25	500	499,500
4.13%, 01/21/26	3,000	3,054,000
4.15%, 03/28/27	1,000	1,016,000
6.75%, 09/27/34	150	182,815
6.05%, 01/11/40(a)	4,300	4,895,550
4.75%, 03/08/44	1,700	1,672,375
5.55%, 01/21/45	1,525	1,675,594
4.60%, 01/23/46	1,500	1,447,500
4.35%, 01/15/47	750	703,125
4.60%, 02/10/48	2,000	1,935,000
Nordic Investment Bank:
2.50%, 04/28/20	2,000	2,001,216
1.50%, 09/29/20	1,500	1,479,712
Panama Government International Bond:
3.75%, 03/16/25	3,500	3,605,000
3.88%, 03/17/28	1,500	1,559,782

37

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Panama Government International Bond (continued):
6.70%, 01/26/36	$350	$456,738
4.50%, 05/15/47(a)	750	791,021
4.50%, 04/16/50	750	782,554
Peruvian Government International Bond:
7.35%, 07/21/25	400	502,800
4.13%, 08/25/27	1,000	1,091,000
8.75%, 11/21/33	441	690,119
6.55%, 03/14/37(a)	250	337,094
5.63%, 11/18/50	1,050	1,350,825
Philippine Government International Bond:
4.00%, 01/15/21	4,500	4,588,582
4.20%, 01/21/24	2,500	2,636,237
3.75%, 01/14/29	3,000	3,133,228
7.75%, 01/14/31	500	704,212
6.38%, 10/23/34	250	332,699
5.00%, 01/13/37	1,000	1,177,815
3.95%, 01/20/40	250	262,446
3.70%, 03/01/41	1,100	1,115,526
3.70%, 02/02/42	500	506,828
Poland Government International Bond:
5.13%, 04/21/21	3,000	3,144,450
5.00%, 03/23/22	2,050	2,174,384
3.00%, 03/17/23	200	201,145
4.00%, 01/22/24	250	260,900
3.25%, 04/06/26	250	254,043
Province of Alberta Canada, 2.20%, 07/26/22(a)	1,000	986,250
Province of British Columbia Canada:
2.65%, 09/22/21(a)	1,000	1,005,010
2.00%, 10/23/22	750	738,293
Province of Manitoba Canada:
2.05%, 11/30/20	500	495,975
2.13%, 05/04/22	2,000	1,975,120
Province of Ontario Canada:
4.40%, 04/14/20	1,200	1,222,300
1.88%, 05/21/20	500	496,458
2.40%, 02/08/22	1,000	997,695
2.25%, 05/18/22(a)	2,000	1,983,912
2.20%, 10/03/22	2,000	1,976,996
2.50%, 04/27/26	3,000	2,958,727
Province of Quebec Canada:
3.50%, 07/29/20	500	506,536
2.75%, 08/25/21(a)	500	503,460
2.38%, 01/31/22	1,000	997,444
2.63%, 02/13/23(a)	250	250,860
2.50%, 04/20/26	2,750	2,719,972
Series QO, 2.88%, 10/16/24	500	507,254
Svensk Exportkredit AB:
1.75%, 05/18/20	3,000	2,977,959

Security	Par (000)	Value
Svensk Exportkredit AB (continued):
2.88%, 05/22/21	$2,000	$2,018,260
2.38%, 03/09/22(a)	1,500	1,496,891
Uruguay Government International Bond:
8.00%, 11/18/22	150	170,591
4.50%, 08/14/24	1,250	1,315,625
4.38%, 10/27/27	1,000	1,053,500
4.38%, 01/23/31	1,000	1,046,250
5.10%, 06/18/50	1,750	1,868,125
4.98%, 04/20/55	500	523,750

Total Foreign Agency Obligations — 3.1% (Cost — $283,860,989)		286,942,693

Municipal Bonds — 0.6%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B:
7.83%, 02/15/41	650	979,927
8.08%, 02/15/50	500	829,835
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series F-2, 6.26%, 04/01/49	750	1,069,582
Series S-1, 6.92%, 04/01/40	530	736,954
Series S-1, 7.04%, 04/01/50	100	152,962
Series S-3, 6.91%, 10/01/50	200	305,836
Chicago O’Hare International Airport, ARB, General Senior Lien, Series C:
4.47%, 01/01/49	165	181,253
4.57%, 01/01/54	165	183,005
Chicago O’Hare International Airport, Refunding ARB, Build America Bonds, Series B, 6.40%, 01/01/40	250	333,375
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	435	547,600
Pension Funding, Series A, 6.90%, 12/01/40	530	695,980
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	146,154
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 07/01/39	200	256,160
6.60%, 07/01/50	90	134,862
Series D, 6.57%, 07/01/45	175	255,262
City of New York New York, Series A-2, 5.21%, 10/01/31	225	261,524

38

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
City of New York New York, GO, Build America Bonds:
5.52%, 10/01/37	$500	$618,270
Series F1, 6.27%, 12/01/37	300	398,733
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series GG, Build America Bonds, 5.72%, 06/15/42	300	399,105
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 06/15/42	600	818,550
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	345	417,488
City of San Antonio Texas Electric & Gas Systems Revenue, RB:
4.43%, 02/01/42	170	191,206
Build America Bonds, 5.72%, 02/01/41	200	260,814
Junior Lien, Build America Bonds, 5.81%, 02/01/41	250	331,043
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	500	617,440
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 07/01/45	450	680,584
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 06/01/39	100	124,011
County of Los Angeles Public Works Financing Authority, RB, 7.62%, 08/01/40	100	151,928
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	665	686,180
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 04/01/48	260	354,489
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 05/01/49	315	434,706
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	560	678,793
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	200	244,566

Security	Par (000)	Value
District of Columbia Water & Sewer Authority, RB, Series A, 4.81%, 10/01/14	$200	$230,240
East Bay Municipal Utility District Water System Revenue, RB, Build America Bonds, 5.87%, 06/01/40	100	131,607
Health & Educational Facilities Authority of the State of Missouri, RB, Taxable, Washington University, Series A, 3.65%, 08/15/57	240	237,221
JobsOhio Beverage System, Refunding RB, Series B:
3.99%, 01/01/29	100	105,920
4.53%, 01/01/35	100	112,380
Los Angeles California Community College District, GO, Build America Bonds, 6.75%, 08/01/49	200	302,314
Los Angeles California Unified School District, GO, Build America Bonds:
5.76%, 07/01/29	300	355,920
5.75%, 07/01/34	850	1,044,896
6.76%, 07/01/34	450	598,743
Massachusetts School Building Authority, RB, Build America Bonds, 5.72%, 08/15/39	585	740,815
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 4.05%, 07/01/26	350	369,782
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	515	695,003
Series E, 6.81%, 11/15/40	400	545,500
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	100	150,873
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	189,261
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series A, 6.64%, 04/01/57	345	388,263
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 02/15/29	1,450	1,786,327
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 01/01/41	750	1,093,560
Series F, 7.41%, 01/01/40	900	1,351,818
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.56%, 12/15/40	100	129,165
Series C, 5.75%, 12/15/28	350	391,640

39

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, 5.77%, 08/01/36	$100	$119,751
New York City Water & Sewer System, RB, Build America Bonds:
5.88%, 06/15/44	100	136,703
2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 06/15/42(a)	115	156,918
New York City Water & Sewer System, Refunding RB, Build America Bonds, 2nd General Resolution, Fiscal 2011, Series AA, 5.44%, 06/15/43	200	258,030
New York State Dormitory Authority, RB, Build America Bonds, 5.60%, 03/15/40	475	592,239
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 03/15/39	200	238,244
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 01/01/49(a)	550	818,466
Ohio State University, RB:
Build America Bonds, Series C, 4.91%, 06/01/40	200	241,218
Series A, 3.80%, 12/01/46	200	206,802
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	113,683
Oregon School Boards Association, GO, Series B, 5.55%, 06/30/28	375	434,168
Permanent University Fund - University of Texas System, Refunding RB, 3.38%, 07/01/47	540	527,845
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	100	117,638
Consolidated, 160th Series, 5.65%, 11/01/40	1,245	1,611,092
Consolidated, 168th Series, 4.93%, 10/01/51	250	301,673
Consolidated, 181th Series, 4.96%, 08/01/46	180	219,458
Port Authority of New York & New Jersey, RB:
159th Series, 6.04%, 12/01/29	200	248,290
182nd Series, 5.31%, 08/01/46	100	109,509
Port Authority of New York & New Jersey, Refunding ARB, Consolidated,174th Series, 4.46%, 10/01/62	800	896,264

Security	Par (000)	Value
Regents of the University of California Medical Center Pooled Revenue, RB, Regents, Build America Bonds, Series H, 6.55%, 05/15/48	$50	$69,472
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Build America Bonds, Series F, 6.58%, 05/15/49	600	830,616
Regional Transportation District, RB, Build America Bonds, Series B, 5.84%, 11/01/50	100	136,225
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 01/01/41	220	264,741
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 04/01/32	100	119,794
South Carolina Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 01/01/50	100	139,190
State Board of Administration Finance Corp., RB, Series A:
3.00%, 07/01/20	300	301,584
2.64%, 07/01/21	200	200,498
State of California, GO, Build America Bonds, Various Purpose:
5.70%, 11/01/21	200	216,684
2.37%, 04/01/22	500	500,125
7.50%, 04/01/34	145	209,329
7.55%, 04/01/39	1,375	2,088,240
7.30%, 10/01/39	600	868,218
7.35%, 11/01/39	800	1,164,432
7.60%, 11/01/40	1,850	2,872,106
State of California, GO, Refunding:
2.80%, 04/01/21	95	95,858
3.38%, 04/01/25	100	104,276
3.50%, 04/01/28	355	372,874
4.50%, 04/01/33	200	216,370
4.60%, 04/01/38	165	175,784
State of California Department of Water Res. Power Supply Revenue, Refunding RB, Series P, 2.00%, 05/01/22	250	246,640
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	164,481
Series A, 5.85%, 03/15/32	300	363,177
State of Illinois, GO, 5.10%, 06/01/33	4,400	4,323,528
State of Oregon, GO:
5.76%, 06/01/23	80	85,962
5.89%, 06/01/27	750	889,575

40

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State of Oregon Department of Transportation, RB, Build America Bonds, Sub-Lien, Series A, 5.83%, 11/15/34	$125	$161,225
State of Texas, GO, Build America Bonds, Series A, 5.52%, 04/01/39(a)	1,000	1,274,280
State of Washington, GO, Build America Bonds, 5.14%, 08/01/40	200	242,752
State of Wisconsin, RB, Series A (AGM), 5.70%, 05/01/26	100	112,174
State of Wisconsin, Refunding RB:
Series A, 3.95%, 05/01/36	600	615,216
Series C, 3.15%, 05/01/27	320	321,776
Texas Transportation Commission State Highway Fund, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 04/01/30	600	704,826
University of California, RB:
3.35%, 07/01/29	170	174,726
Build America Bonds, 5.77%, 05/15/43	190	241,931
Build America Bonds, 5.95%, 05/15/45	500	650,030
General, Series AD, 4.86%, 05/15/12	300	337,512
General, Series AQ, 4.77%, 05/15/15	405	445,326
University of California, Refunding RB:
3.06%, 07/01/25	100	101,762
General, Series AJ, 4.60%, 05/15/31	150	167,405
University of Virginia, RB, Series C, 4.18%, 09/01/17	60	62,042

Total Municipal Bonds — 0.6% (Cost — $53,693,156)		55,410,178

Non-Agency Mortgage-Backed Securities — 1.1%

Commercial Mortgage-Backed Securities — 1.1%
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	2,300	2,364,633
Benchmark Mortgage Trust:
Series 2018-B5, Class A4, 4.21%, 07/15/51	3,000	3,225,832
Series 2019-B9, Class A5, 4.02%, 03/15/52	3,000	3,183,869
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	789,461
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	516,127
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,547,512

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust (continued):
Series 2016-GC37, Class A4, 3.31%, 04/10/49	$3,500	$3,551,271
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	987,810
Series 2017-P7, Class A4, 3.71%, 04/14/50	2,250	2,336,961
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.23%, 07/10/45(b)	2,700	2,849,267
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,358,281
Series 2013-CR8, Class A5, 3.61%, 06/10/46(b)	1,900	1,952,948
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	500	523,309
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,500	1,563,079
Series 2016-CR28, Class A4, 3.76%, 02/10/49	750	778,300
CSAIL Commercial Mortgage Securities Trust, Series 2015-C3, Class A4, 3.72%, 08/15/48	1,000	1,034,886
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	4,000	4,212,990
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	7,500	7,385,730
GS Mortgage Securities Corp. II:
Series 2015-GC30, Class A4, 3.38%, 05/10/50	600	613,373
Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)	3,000	3,201,000
GS Mortgage Securities Trust, Class A3:
Series 2012-GC6, 3.48%, 01/10/45	5,280	5,354,250
Series 2012-GCJ9, 2.77%, 11/10/45	250	249,623
Series 2015-GS1, 3.73%, 11/10/48	2,300	2,383,856
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 02/15/47	250	262,972
Series 2014-C22, Class A4, 3.80%, 09/15/47	300	311,719
Series 2015-C29, Class A2, 2.92%, 05/15/48	826	825,912
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	6,000	6,096,660

41

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	$393	$402,284
Series 2014-C20, Class A5, 3.80%, 07/15/47	1,400	1,456,440
Series 2017-JP7, Class A5, 3.45%, 09/15/50	3,500	3,557,708
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A5, 4.09%, 07/15/46(b)	3,750	3,921,608
Series 2013-C10, Class AS, 4.09%, 07/15/46(b)	2,500	2,592,482
Series 2013-C11, Class A4, 4.17%, 08/15/46(b)	11,765	12,392,109
Series 2014-C16, Class A4, 3.60%, 06/15/47	4,430	4,562,692
Series 2015-C24, Class A4, 3.73%, 05/15/48	750	778,070
Morgan Stanley Capital I Trust, Series 2018-H3, Class A4, 3.91%, 07/15/51	3,000	3,153,406
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 07/15/46(b)	200	210,185
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	2,500	2,527,408
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,500	1,527,865
Series 2015-SG1, Class A4, 3.79%, 09/15/48	5,000	5,179,401
WFRBS Commercial Mortgage Trust:
Series 2012-C7, Class A1, 2.30%, 06/15/45	202	201,185
Series 2012-C7, Class A2, 3.43%, 06/15/45	800	812,491
Series 2013-C11, Class A5, 3.07%, 03/15/45	500	503,404

Total Non-Agency Mortgage-Backed Securities — 1.1% (Cost — $103,336,790)		103,240,369

Preferred Securities

Capital Trusts — 0.0%

Banks — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	250	301,059

Security	Par (000)	Value

Banks (continued)
Wells Fargo Capital X, 5.95%, 12/15/36	$250	$275,000

		576,059

Insurance — 0.0%
Allstate Corp., Series B, 5.75%, 08/15/53(a)(c)	1,250	1,262,500
MetLife, Inc., 6.40%, 12/15/36	600	643,500
Prudential Financial, Inc., 5.63%, 06/15/43(c)	100	104,000
Prudential Financial, Inc., 5.38%, 05/15/45(c)	500	505,665
XLIT Ltd., 5.50%, 03/31/45(a)	250	276,222

		2,791,887

Total Preferred Securities — 0.0% (Cost — $3,395,514)		3,367,946

U.S. Government Sponsored Agency Securities — 30.3%

Agency Obligations — 1.0%
Fannie Mae:
1.25%, 08/17/21	8,200	7,999,462
1.38%, 10/07/21(a)	2,000	1,955,806
1.88%, 04/05/22	5,000	4,945,082
2.38%, 01/19/23	490	491,320
2.63%, 01/11/22 - 09/06/24(a)	8,715	8,827,086
6.25%, 05/15/29(a)	5,350	7,034,939
6.63%, 11/15/30	149	205,183
7.25%, 05/15/30	5,550	7,906,098
Federal Farm Credit Banks, 2.85%, 09/20/21	1,705	1,725,917
Federal Home Loan Bank:
2.75%, 12/13/24	5,000	5,094,466
3.00%, 12/09/22	4,910	5,035,213
3.13%, 06/13/25	9,570	9,911,880
3.25%, 11/16/28	1,915	2,014,619
5.50%, 07/15/36(a)	2,100	2,800,586
Financing Corp., 8.60%, 09/26/19(a)	200	205,905
Freddie Mac:
1.13%, 08/12/21	3,032	2,949,604
2.38%, 02/16/21 - 01/13/22	19,715	19,757,128
6.25%, 07/15/32	1,300	1,793,128
6.75%, 03/15/31(a)	2,800	3,910,234
NCUA Guaranteed Notes, Series A4, 3.00%, 06/12/19	1,000	1,000,670
Tennessee Valley Authority:
3.50%, 12/15/42	140	143,676
5.88%, 04/01/36	2,100	2,813,765

		98,521,767

42

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae:
Series 2016-M5, Class A2, 2.47%, 04/25/26	$6,110	$5,971,966
Series 2012-M9, Class A2, 2.48%, 04/25/22	1,506	1,500,363
Series 2014-M6, Class A2, 2.68%, 05/25/21(b)	120	120,207
Series 2014-M2, Class ASV2, 2.78%, 06/25/21(b)	303	303,119
Series 2014-M13, Class A2, 3.02%, 08/25/24(b)	500	508,783
Freddie Mac:
Series K713, Class A2, 2.31%, 03/25/20	291	289,744
Series K026, Class A2, 2.51%, 11/25/22	200	199,650
Series K038, Class A1, 2.60%, 10/25/23	151	151,670
Series K017, Class A2, 2.87%, 12/25/21	7,304	7,346,556
Series K727, Class A2, 2.95%, 07/25/24	5,000	5,065,213
Series K033, Class A2, 3.06%, 07/25/23(b)	100	101,779
Series K066, Class A2, 3.12%, 06/25/27	3,500	3,558,245
Series K052, Class A2, 3.15%, 11/25/25	750	767,723
Series K041, Class A2, 3.17%, 10/25/24	7,500	7,684,163
Series K031, Class A2, 3.30%, 04/25/23(b)	100	102,677
Series K047, Class A2, 3.33%, 05/25/25(b)	7,435	7,684,762
Series K063, Class A2, 3.43%, 01/25/27(b)	5,000	5,196,462
Series K035, Class A2, 3.46%, 08/25/23(b)	2,000	2,065,329
Series K037, Class A2, 3.49%, 01/25/24	2,700	2,800,628
Series K036, Class A2, 3.53%, 10/25/23(b)	1,200	1,244,730
Series K034, Class A2, 3.53%, 07/25/23(b)	3,900	4,039,231
Series K730, Class A2, 3.59%, 01/25/25	9,000	9,404,311
Series K088, Class A2, 3.69%, 01/25/29	500	529,410

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Freddie Mac (continued):
Series K081, Class A2, 3.90%, 08/25/28(b)	$5,000	$5,382,167
Series K013, Class A2, 3.97%, 01/25/21(b)	500	510,422

		72,529,310

Mortgage-Backed Securities — 28.5%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.54%), 2.05%, 06/01/43(f)	390	392,188
(12 mo. LIBOR US + 1.70%), 2.45%, 08/01/42(f)	110	114,437
2.50%, 09/01/28 - 04/01/49(g)	70,928	70,466,494
3.00%, 01/01/27 - 04/01/49(g)	283,582	283,974,062
3.50%, 02/01/26 - 11/01/51(g)(h)	354,525	361,009,197
(12 mo. LIBOR US + 1.53%), 3.91%, 04/01/43(f)	22	22,224
4.00%, 10/01/25 - 02/01/57(g)	270,055	280,097,153
(12 mo. LIBOR US + 1.53%), 4.03%, 05/01/43(f)	184	189,319
4.50%, 05/01/24 - 04/01/49(g)	102,066	107,380,009
(12 mo. LIBOR US + 1.75%), 4.50%, 08/01/41(f)	17	17,256
(12 mo. LIBOR US + 1.83%), 4.69%, 11/01/40(f)	8	8,079
5.00%, 11/01/33 - 04/01/49(g)(h)	27,554	29,326,598
5.50%, 04/01/36 - 04/01/49(g)	15,895	17,105,028
6.00%, 03/01/34 - 04/01/49(g)	8,574	9,257,559
6.50%, 07/01/32	98	110,611
7.00%, 02/01/32	12	12,418
Freddie Mac Mortgage-Backed Securities:
2.50%, 07/01/28 - 04/01/49(g)	51,362	51,052,830
3.00%, 03/01/27 - 04/01/49(g)	188,374	188,574,222
3.50%, 03/01/32 - 04/01/49(g)(h)	229,999	233,942,016
4.00%, 05/01/19 - 04/01/49(g)(h)	156,082	161,046,535
(12 mo. LIBOR US + 1.50%), 4.06%, 06/01/43(f)	42	42,878
4.50%, 04/01/34 - 04/01/49(g)	58,847	61,551,510
(12 mo. LIBOR US + 1.79%), 4.56%, 08/01/41(f)	12	12,872
(12 mo. LIBOR US + 1.81%), 4.57%, 09/01/40(f)	33	34,474
5.00%, 04/01/33 - 04/01/49(g)	20,096	21,310,770
5.50%, 06/01/35 - 04/01/49(g)	20,256	21,694,924
6.50%, 06/01/31	21	23,057
8.00%, 12/01/24	86	90,517
Ginnie Mae Mortgage-Backed Securities:
2.50%, 05/20/45 - 04/01/49(g)	6,025	5,902,025
3.00%, 01/20/43 - 04/01/49(g)	176,781	177,846,200
3.50%, 09/20/42 - 04/01/49(g)	248,437	254,158,114

43

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued):
4.00%, 03/15/41 - 04/01/49(g)(h)	$162,368	$167,713,947
4.50%, 07/15/39 - 04/01/49(g)	81,370	84,611,924
5.00%, 11/15/39 - 04/01/49(g)	33,967	35,616,838
5.50%, 12/15/32 - 04/20/48	734	784,538
6.00%, 03/15/35 - 10/20/38	183	202,484
6.50%, 09/15/36	100	109,702
7.50%, 12/15/23	67	71,616
Government National Mortgage Association Mortgage-Backed Securities:
3.50%, 12/20/44 - 06/20/47	3,234	3,309,029
4.00%, 08/15/41	2,091	2,173,326
4.50%, 12/20/48 - 02/20/49	12,594	13,115,686
5.00%, 04/20/49(h)	868	912,688

		2,645,387,354

Total U.S. Government Sponsored Agency Securities — 30.3% (Cost — $2,779,039,375)		2,816,438,431

U.S. Treasury Obligations — 38.7%
U.S. Treasury Bonds:
6.13%, 08/15/29(a)	7,500	10,034,766
5.38%, 02/15/31(a)	21,000	27,293,437
4.50%, 02/15/36(a)	25,000	31,662,109
4.75%, 02/15/37(a)	1,450	1,902,729
5.00%, 05/15/37(a)	9,000	12,165,820
4.38%, 02/15/38	6,000	7,591,172
4.50%, 05/15/38	1,000	1,285,898
3.50%, 02/15/39(a)	11,300	12,803,871
4.25%, 05/15/39(a)	11,775	14,721,510
4.50%, 08/15/39(a)	1,700	2,194,926
4.38%, 11/15/39	1,800	2,287,266
4.63%, 02/15/40(a)	1,230	1,614,711
4.38%, 05/15/40	1,650	2,098,916
3.88%, 08/15/40	3,860	4,596,265
4.25%, 11/15/40(a)	7,528	9,428,526
4.75%, 02/15/41(a)	11,000	14,713,789
4.38%, 05/15/41	12,610	16,082,183
3.75%, 08/15/41(a)	7,550	8,834,975
3.13%, 11/15/41	10,700	11,381,707
3.13%, 02/15/42(a)	24,850	26,407,978
3.00%, 05/15/42(a)	28,480	29,632,550
2.75%, 08/15/42(a)	11,250	11,202,539
2.75%, 11/15/42	37,000	36,816,445
3.13%, 02/15/43(a)	15,000	15,893,555
2.88%, 05/15/43	24,750	25,129,951
3.63%, 08/15/43(a)	2,500	2,872,266
3.75%, 11/15/43(a)	64,700	75,848,113
3.63%, 02/15/44	1,000	1,150,352

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued):
3.38%, 05/15/44(a)	$1,600	$1,768,563
3.13%, 08/15/44	2,000	2,119,922
3.00%, 11/15/44	6,300	6,532,805
2.50%, 02/15/45(a)	12,500	11,793,945
3.00%, 05/15/45(a)	15,600	16,185,609
2.88%, 08/15/45	18,800	19,050,422
3.00%, 11/15/45(a)	15,900	16,501,219
2.50%, 02/15/46	18,600	17,493,445
2.50%, 05/15/46(a)	25,850	24,295,971
2.88%, 11/15/46	8,500	8,605,586
3.00%, 02/15/47(a)	9,000	9,339,258
3.00%, 05/15/47(a)	18,200	18,861,172
2.75%, 08/15/47(a)	32,500	32,036,621
2.75%, 11/15/47	30,000	29,567,578
3.00%, 02/15/48	5,000	5,173,242
3.13%, 05/15/48(a)	39,500	41,883,887
3.38%, 11/15/48(a)	10,000	11,129,297
U.S. Treasury Notes:
1.50%, 04/15/20(a)	20,000	19,815,625
1.13%, 04/30/20	2,700	2,663,508
2.38%, 04/30/20(a)	133,000	132,953,243
1.50%, 05/15/20(a)	20,000	19,803,906
1.50%, 05/31/20(a)	12,000	11,875,313
1.50%, 06/15/20(a)	5,000	4,946,472
1.88%, 06/30/20(a)	2,000	1,987,188
2.50%, 06/30/20(a)	25,000	25,031,250
1.50%, 07/15/20	20,000	19,777,344
1.63%, 07/31/20	20,000	19,799,219
2.00%, 07/31/20	21,500	21,395,859
2.63%, 07/31/20(a)	15,000	15,048,047
2.63%, 08/15/20	4,140	4,153,746
8.75%, 08/15/20(a)	6,400	6,947,500
2.13%, 08/31/20	7,000	6,977,031
1.38%, 09/30/20	10,000	9,854,687
2.00%, 09/30/20(a)	35,000	34,815,430
1.38%, 10/31/20(a)	10,000	9,848,828
1.75%, 10/31/20	500	495,313
2.63%, 11/15/20(a)	11,000	11,048,125
1.63%, 11/30/20(a)	6,000	5,930,156
2.00%, 11/30/20(a)	15,300	15,214,535
1.88%, 12/15/20	10,000	9,923,828
1.75%, 12/31/20(a)	23,800	23,565,719
2.38%, 12/31/20(a)	17,900	17,914,684
2.50%, 12/31/20(a)	75,000	75,225,586
2.00%, 01/15/21(a)	15,000	14,916,797
1.38%, 01/31/21	25,000	24,578,125
2.13%, 01/31/21(a)	11,800	11,759,898
3.63%, 02/15/21	2,310	2,365,314
1.13%, 02/28/21(a)	60,000	58,680,469
2.00%, 02/28/21(a)	32,700	32,513,508
1.25%, 03/31/21(a)	9,000	8,822,109

44

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued):
2.25%, 03/31/21(a)	$11,500	$11,494,609
1.38%, 04/30/21(a)	5,000	4,908,594
2.63%, 05/15/21(a)	120,000	120,839,063
3.13%, 05/15/21(a)	3,000	3,051,094
2.00%, 05/31/21(a)	5,000	4,970,508
2.63%, 06/15/21	16,000	16,125,625
1.13%, 06/30/21	4,500	4,390,488
2.13%, 06/30/21	10,000	9,967,187
2.63%, 07/15/21(a)	74,000	74,581,015
2.25%, 07/31/21(a)	12,804	12,797,498
2.75%, 08/15/21(a)	20,000	20,221,875
1.13%, 08/31/21(a)	18,000	17,520,469
2.00%, 08/31/21(a)	8,500	8,446,543
2.13%, 09/30/21(a)	7,900	7,874,078
1.25%, 10/31/21(a)	8,000	7,798,438
2.00%, 10/31/21(a)	9,000	8,942,344
2.00%, 11/15/21(a)	13,700	13,615,445
1.75%, 11/30/21(a)	6,000	5,922,422
1.88%, 11/30/21(a)	53,000	52,480,351
2.00%, 12/31/21	12,000	11,925,937
2.13%, 12/31/21(a)	10,000	9,967,187
2.50%, 01/15/22(a)	25,000	25,168,945
1.50%, 01/31/22	3,500	3,428,633
1.88%, 01/31/22(a)	9,000	8,908,945
1.75%, 02/28/22(a)	1,500	1,479,258
1.88%, 02/28/22	5,000	4,948,242
1.75%, 03/31/22(a)	9,100	8,971,320
1.88%, 03/31/22	18,000	17,818,594
1.75%, 04/30/22	10,000	9,853,516
1.88%, 04/30/22(a)	5,000	4,946,094
1.75%, 05/31/22(a)	3,000	2,955,586
1.75%, 06/30/22	18,000	17,728,594
2.13%, 06/30/22(a)	18,000	17,938,828
1.88%, 07/31/22(a)	40,000	39,535,938
2.00%, 07/31/22	15,000	14,887,500
1.88%, 08/31/22(a)	59,958	59,245,999
1.75%, 09/30/22	23,000	22,624,453
1.88%, 09/30/22	10,000	9,881,250
1.88%, 10/31/22(a)	17,000	16,789,492
2.00%, 10/31/22	10,000	9,919,922
1.63%, 11/15/22	10,000	9,789,844
7.63%, 11/15/22(a)	3,400	4,032,055
2.00%, 11/30/22(a)	36,000	35,704,688
2.13%, 12/31/22(a)	45,000	44,815,430
1.75%, 01/31/23(a)	20,000	19,642,969
2.00%, 02/15/23	8,000	7,929,688
1.50%, 02/28/23(a)	10,200	9,919,500
1.50%, 03/31/23(a)	31,500	30,611,602
1.63%, 04/30/23(a)	19,000	18,544,297
2.75%, 04/30/23	26,600	27,124,726
1.75%, 05/15/23(a)	1,000	980,664
1.63%, 05/31/23	4,000	3,902,188

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued):
1.38%, 06/30/23(a)	$26,500	$25,573,535
2.63%, 06/30/23(a)	133,000	135,072,930
1.25%, 07/31/23(a)	4,000	3,836,875
2.75%, 07/31/23	46,000	46,961,328
2.50%, 08/15/23(a)	4,000	4,042,812
6.25%, 08/15/23	2,050	2,388,891
1.38%, 08/31/23(a)	38,000	36,621,016
1.38%, 09/30/23(a)	4,000	3,851,719
2.88%, 09/30/23	6,000	6,161,250
1.63%, 10/31/23(a)	15,000	14,598,633
2.75%, 11/15/23	28,000	28,611,406
2.13%, 11/30/23(a)	54,000	53,706,797
2.25%, 12/31/23	11,000	10,999,570
2.63%, 12/31/23	10,000	10,169,922
2.25%, 01/31/24	40,000	39,996,875
2.50%, 01/31/24(a)	65,000	65,756,640
2.75%, 02/15/24(a)	15,000	15,343,945
2.13%, 02/29/24(a)	9,000	8,946,914
2.13%, 03/31/24	10,000	9,944,531
2.00%, 04/30/24(a)	10,000	9,877,344
2.50%, 05/15/24	15,300	15,475,711
2.00%, 05/31/24(a)	5,700	5,629,195
2.00%, 06/30/24(a)	33,000	32,566,875
2.38%, 08/15/24(a)	7,500	7,537,793
1.88%, 08/31/24	5,000	4,900,781
2.25%, 10/31/24(a)	5,000	4,991,992
2.25%, 11/15/24(a)	27,000	26,947,266
7.50%, 11/15/24(a)	5,000	6,364,648
2.13%, 11/30/24(a)	15,000	14,874,609
2.25%, 12/31/24(a)	5,000	4,990,625
2.00%, 02/15/25	21,984	21,624,184
7.63%, 02/15/25	375	484,014
2.75%, 02/28/25(a)	5,000	5,126,367
2.63%, 03/31/25(a)	9,500	9,674,785
2.13%, 05/15/25(a)	24,000	23,749,687
2.75%, 06/30/25	10,000	10,257,812
2.88%, 07/31/25(a)	50,000	51,664,062
2.00%, 08/15/25(a)	56,800	55,746,094
6.88%, 08/15/25	8,000	10,150,312
2.75%, 08/31/25(a)	20,000	20,518,750
3.00%, 09/30/25	38,000	39,567,500
3.00%, 10/31/25(a)	15,000	15,622,852
2.25%, 11/15/25	1,600	1,592,750
2.63%, 01/31/26(a)	15,000	15,288,867
1.63%, 02/15/26	43,000	41,086,836
6.00%, 02/15/26	7,660	9,434,051
1.63%, 05/15/26	350	333,854
1.50%, 08/15/26(a)	18,500	17,449,981
6.75%, 08/15/26	7,500	9,726,855
2.00%, 11/15/26	15,000	14,634,961
6.50%, 11/15/26	900	1,159,102
2.25%, 02/15/27(a)	28,000	27,784,531

45

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued):
6.63%, 02/15/27(a)	$3,500	$4,568,730
2.38%, 05/15/27(a)	13,000	13,013,203
2.25%, 08/15/27	18,000	17,827,734
6.38%, 08/15/27(a)	3,000	3,905,156
2.25%, 11/15/27(a)	95,000	93,990,625
6.13%, 11/15/27(a)	3,000	3,868,594
2.75%, 02/15/28(a)	20,000	20,570,312
2.88%, 05/15/28	12,000	12,464,531
2.88%, 08/15/28(a)	40,000	41,559,375
5.25%, 11/15/28(a)	9,000	11,173,359
5.25%, 02/15/29	5,000	6,235,352

Total U.S. Treasury Obligations — 38.7% (Cost — $3,544,745,051)		3,597,102,365

Total Long-Term Investments — 99.4% (Cost — $9,113,439,630)		9,236,470,335

	Shares

Short-Term Securities — 32.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(i)(j)(k)	3,029,563,214	3,030,775,039
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(i)(k)	100,000	100,000

Security	Par (000)		Value

Total Short-Term Securities — 32.6% (Cost — $3,030,393,923)			$3,030,875,039

Total Investments Before TBA Sale Commitments — 132.0% (Cost — $12,143,833,553)			12,267,345,374

TBA Sale Commitments(g) — (0.7%)

Mortgage-Backed Securities — (0.7%)
Fannie Mae Mortgage-Backed Securities 5.00%, 04/10/49	USD	535	(565,604)
Freddie Mac Mortgage-Backed Securities:
3.00%, 04/15/34		9,800	(9,894,541)
3.50%, 04/10/49		42,527	(43,135,952)
4.00%, 04/10/49		4,013	(4,130,803)
Ginnie Mae Mortgage-Backed Securities:
4.00%, 04/17/49		2,968	(3,064,402)
4.50%, 04/17/49		5,323	(5,528,538)
5.00%, 04/17/49		868	(906,803)

Total TBA Sale Commitments — (0.7)% (Proceeds — $66,527,002)			(67,226,643)

Total Investments, Net of TBA Sale Commitments — 131.3% (Cost — $12,077,306,551)			12,200,118,731

Liabilities in Excess of Other Assets — (31.3)%			(2,909,567,334)

Net Assets — 100.0%			$9,290,551,397

(a)	Security, or a portion of the security, is on loan.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	When-issued security.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of security was purchased with the cash collateral from loaned securities.
(k)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Par/ Shares Held at 12/31/18	Par/ Shares Purchased		Par/ Shares Sold	Par/ Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	794,588,139	2,234,975,075	(b)	—	3,029,563,214	$3,030,775,039	$5,973,093	(c)	$15,913	$434,979

46

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio

Affiliate Persons and/or Related Parties	Par/ Shares Held at 12/31/18	Par/ Shares Purchased	Par/ Shares Sold	Par/ Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	100,000	$100,000	$581	$—	$—
PNC Bank NA, 2.15%, 4/29/21(d)	500,000	—	—	500,000	N/A	2,658	—	8,077
PNC Bank NA, 2.30%, 6/01/20(d)	500,000	—	—	500,000	N/A	2,843	—	4,536
PNC Bank NA, 2.45%, 11/05/20(d)	1,250,000	—	—	1,250,000	N/A	7,571	—	11,743
PNC Bank NA, 2.45%, 7/28/22(d)	750,000	—	—	750,000	N/A	4,543	—	20,979
PNC Bank NA, 2.95%, 1/30/23(d)	250,000	—	—	250,000	N/A	1,823	—	5,582
PNC Bank NA, 2.95%, 2/23/25(d)	250,000	—	—	250,000	N/A	1,823	—	8,750
PNC Bank NA, 4.05%, 7/26/28(d)	500,000	—	—	500,000	N/A	5,006	—	21,557
PNC Financial Services Group, Inc., 3.30% 3/08/22(d)	75,000	—	—	75,000	N/A	612	—	1,420

					$3,030,875,039	$6,000,553	$15,913	$517,623

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

CME	Chicago Mercantile Exchange

EDA	Economic Development Authority

GO	General Obligation Bonds

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

47

Schedule of Investments (unaudited) (continued) March 31, 2019	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio’s has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or Master Portfolio’s. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$33,486,784	$—	$33,486,784
Corporate Bonds	—	2,340,481,569	—	2,340,481,569
Foreign Agency Obligations	—	286,942,693	—	286,942,693
Municipal Bonds	—	55,410,178	—	55,410,178
Non-Agency Mortgage-Backed Securities	—	103,240,369	—	103,240,369
Preferred Securities	—	3,367,946	—	3,367,946
U.S. Government Sponsored Agency Securities	—	2,816,438,431	—	2,816,438,431
U.S. Treasury Obligations	—	3,597,102,365	—	3,597,102,365
Short-Term Securities	3,030,875,039	—	—	3,030,875,039

	$3,030,875,039	$9,236,470,335	$—	$12,267,345,374

Liabilities:
Investments:
TBA Sale Commitments	$—	$(67,226,643)	$—	$(67,226,643)

	$3,030,875,039	$9,169,243,692	$—	$12,200,118,731

During the period ended March 31, 2019, there were no transfers between levels.

48